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As filed with the Securities and Exchange Commission on April 14, 2004

Registration Nos. 333-111647
	811-07543

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

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Post-Effective Amendment No. 1	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 108	[X]

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Keyport Variable Account A

(Exact name of Registrant)

Sun Life Assurance Company of Canada (U.S.)

(Name of Depositor)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: 781-446-1974

Edward M. Shea, Esq.

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Name and Address of Agent for Service)

copy to:

Joan E. Boros, Esq.

Christopher S. Petito, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007-5208

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It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on April 30, 2004 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a) of Rule 485

( ) on [date] pursuant to paragraph (a) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit Index on Page

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

PART A

Prospectus

PART B

Statement of Additional Information

PART C

The Signatures

PART A

Prospectus for
The Rydex Variable Annuity
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

issued by
Keyport Variable Account A
of
Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Service Office:
Sun Life Assurance Company of Canada (U.S.)
P.O. Box 710900
Herndon, VA 20171
(877) 266-8638

This prospectus describes the Rydex variable annuity Contracts offered by Sun Life Assurance Company of Canada (U.S.). This Contract may be sold under different names. Most transactions involving this Contract may be performed through the Internet Service Center.

The value of your Contract will fluctuate on a variable basis. The Contract is designed to help you in your retirement planning. You may purchase it on a tax qualified or non-tax qualified basis.

To apply for the Contract, you must be of legal age, in a state where the Contracts may lawfully be sold.

You may not purchase a Contract if either you or the Annuitant are over 90 years old before we receive your application. You may not purchase a tax-qualified Contract if you or the Annuitant are over 75 years old before we receive your application (age 90 applies to Roth IRAs).

The minimum initial purchase payment for the Contract in most cases is $15,000. After the initial purchase payment, the minimum subsequent payment is $1,000. If you elect to have monthly electronic fund transfers, the minimum subsequent payment is $250. We reserve the right to limit the total purchase payments made under this Contract to $5,000,000.

If the value of your Contract is less than $5,000, we reserve the right to cancel your Contract and pay you the value of your Contract.

We will allocate your initial purchase payment to the investment options you choose in the proportions you choose. Subsequent purchase payments will automatically be allocated to the Rydex U.S. Government Money Market Sub-account. You may then transfer funds from the Rydex U.S. Government Money Market Sub-account to any of the other available Sub-accounts. The Contract currently offers thirty-one investment options, each of which is a Sub-account of Keyport Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

RYDEX VARIABLE TRUST: Rydex Nova Fund; Rydex Ursa Fund; Rydex OTC Fund; Rydex Arktos Fund; Rydex Large-Cap Europe Fund; Rydex Large-Cap Japan Fund; Rydex Banking Fund; Rydex Basic Materials Fund; Rydex Biotechnology Fund; Rydex Consumer Products Fund; Rydex Electronics Fund; Rydex Energy Fund; Rydex Energy Services Fund; Rydex Financial Services Fund; Rydex Health Care Fund; Rydex Internet Fund; Rydex Juno Fund; Rydex Leisure Fund; Rydex Medius Fund; Rydex Mekros Fund; Rydex Precious Metals Fund; Rydex Real Estate Fund; Rydex Retailing Fund; Rydex Technology Fund; Rydex Telecommunications Fund; Rydex Titan 500 Fund; Rydex Transportation Fund; Rydex Utilities Fund; Rydex U.S. Government Bond Fund, Rydex U.S. Government Money Market Fund and Rydex Velocity 100 Fund

Prospectuses for the Eligible Funds are attached. The purchase of a Contract involves certain risks. Investment performance of the Eligible Funds may vary. We do not guarantee any minimum Contract Value under the Contract. An investment in the Rydex U.S. Government Money Market Sub-account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Rydex U.S. Government Money Market Fund, in which the Rydex U.S. Government Money Market Sub-account invests, seeks to preserve the value of your investment at $1.00 per unit it is possible to lose money by investing in the Rydex U.S. Government Money Market Sub-account.

This prospectus contains important information about the Contract you should know before investing. You should read it before investing and keep it for future reference. You may download or print the prospectus from our website. If you require a free paper copy of this prospectus or the prospectuses for the Eligible Funds, please call or write our Service Office at the address above.

We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. A table of contents for the SAI appears on the last page of this prospectus. If you would like a free paper copy of this SAI, e-mail Help@mail.annuitynet.com or call the telephone number provided above. The SAI is also available through the SEC website (http://www.sec.gov). In addition, other information regarding the Company and the Separate Account is available through the SEC website or, if you prefer a paper copy, you may send an e-mail request to our Internet Service Center or by calling the telephone number above.

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The date of this prospectus is April 30, 2004.

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The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DEFINITIONS
SUMMARY OF CONTRACT FEATURES
FEE TABLE
EXAMPLE
CONDENSED FINANCIAL INFORMATION
PERFORMANCE INFORMATION
SUN LIFE (U.S.) AND THE VARIABLE ACCOUNT
PURCHASE PAYMENTS AND APPLICATIONS
INVESTMENTS OF THE VARIABLE ACCOUNT
  Allocations of Purchase Payments
  Eligible Funds
  Transfer of Variable Account Value
SUBSTITUTION OF ELIGIBLE FUNDS AND OTHER VARIABLE ACCOUNT CHANGES
DEDUCTIONS
  Deductions for Annuity Asset Charge
  Deductions for Premium Taxes
  Deductions for Income Taxes
  Total Variable Account Expenses
THE CONTRACTS
  Variable Account Value
  Valuation Periods
  Calculation of Contract Value
  Modification of the Contract
  Right to Revoke
DEATH BENEFIT PROVISIONS
  Death of Annuitant
CONTRACT OWNERSHIP
ASSIGNMENT
PARTIAL WITHDRAWALS AND SURRENDER
ANNUITY PROVISIONS
  Annuity Benefits
  Annuity Option and Income Date
  Annuity Options
  Variable Annuity Payment Values
  Proof of Age, Sex, and Survival of Annuitant
SUSPENSION OF PAYMENTS
ADVERTISING
TAX STATUS
  Introduction
  Taxation of Annuities in General
  Qualified Plans
  Individual Retirement Annuities
  Annuity Purchases by Nonresident Aliens
VARIABLE ACCOUNT VOTING PRIVILEGES
SALES OF THE CONTRACTS
LEGAL PROCEEDINGS
RECORDS AND REPORTS
INQUIRIES BY CONTRACT OWNERS
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

Accumulation Unit: A unit of measurement used to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based starting on the Income Date.

Annuity Option: A form of payment of the annuity available under the Contract.

Annuity Payment: An amount paid at regular intervals after the Income Date under one of several Annuity Options. The amount paid may vary.

Annuity Unit: A unit of measure used to calculate the amount of Annuity Payments after the Income Date.

Contract: The variable annuity contract between you and us.

Contract Anniversary: Each anniversary of the Contract Date.

Contract Date: The date your Contract becomes effective. The date we receive your completed application and initial purchase payment.

Contract Owner ("you"): The person(s) having the privileges of ownership defined in the Contract.

Contract Value: The value of all Variable Account amounts under your Contract at a given time.

Contract Year: Each 12-month period beginning on the Contract Date and each Contract Anniversary thereafter.

Company ("we", "us", "our", "Sun Life (U.S.)"): Sun Life Assurance Company of Canada (U.S.).

Designated Beneficiary: The person you designate to receive any death benefits under the Contract.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

In Force: The status of your Contract before the Income Date, as long as:
(1)	you do not totally surrender it,
(2)	your Contract Value is greater than zero, and
(3)	if the Annuitant or any Contract Owner has died, fewer than five years have passed since the date of death.

Income Date: The date on which Annuity Payments are to begin.

Internet Service Center: The Internet site that provides variable annuity contract documents and information to current and prospective Contract Owners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures.

Net Asset Value: The difference between the value of assets and the amount of liabilities.

Non-Qualified Contract: Any Contract that is not issued under a Qualified Plan.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Sub-account: The portion of the Variable Account which invests in shares of a particular Eligible Fund.

Valuation Date: Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation Period: The period commencing at the close of trading (currently 4:00 p.m. ET) on each day that the NYSE is open for trading (in other words, the Valuation Date) and ending at the close of such trading on the next succeeding Valuation Date.

Variable Account: Keyport Variable Account A which is a separate investment account of the Company into which purchase payments under the Contracts may be allocated. The Variable Account is divided into Sub-accounts, each of which invests in shares of an Eligible Fund.

SUMMARY OF CONTRACT FEATURES

Because this is a summary, it does not contain all of the information that may be important to you. You should read the entire prospectus before deciding to invest. Further, individual state requirements that are different from the information in this prospectus are described in supplements to this prospectus or in endorsements to the Contract.

WHAT ARE MY INVESTMENT CHOICES? You can allocate and reallocate your investment among the Sub-accounts of the Variable Account, each of which in turn invests in one of the following Eligible Funds:

Rydex Variable Trust ("Rydex Trust"):
  Rydex Nova Fund
  Rydex Ursa Fund
  Rydex OTC Fund
  Rydex Arktos Fund
  Rydex Large-Cap Europe Fund
  Rydex Large-Cap Japan Fund
  Rydex Banking Fund
  Rydex Basic Materials Fund
  Rydex Biotechnology Fund
  Rydex Consumer Products Fund
  Rydex Electronics Fund
  Rydex Energy Fund
  Rydex Energy Services Fund
  Rydex Financial Services Fund
  Rydex Health Care Fund
  Rydex Internet Fund
  Rydex Juno Fund
  Rydex Leisure Fund
  Rydex Medius Fund
  Rydex Mekros Fund
  Rydex Precious Metals Fund
  Rydex Real Estate Fund
  Rydex Retailing Fund
  Rydex Technology Fund
  Rydex Telecommunications Fund
  Rydex Titan 500 Fund
  Rydex Transportation Fund
  Rydex Utilities Fund
  Rydex U.S. Government Bond Fund
  Rydex U.S. Government Money Market Fund
  Rydex Velocity 100 Fund

HOW DOES THE CONTRACT WORK? During the accumulation period, you may make purchase payments to us. Prior to annuitization, you may choose to withdraw some or all of your Contract Value. When you begin Annuity Payments, your periodic Annuity Payments will be based upon your Contract Value on the Income Date. Subsequently, Annuity Payments will vary depending upon the performance of the Funds you select. (See "The Contracts".)

WHAT CAN I DO THROUGH THE INTERNET SERVICE CENTER? Most transactions associated with your Contract can be accomplished through the Internet Service Center. We will send you information concerning your Contract, and you can receive documents concerning your Contract, through the Internet Service Center. You can monitor the status of your Contract, move funds from one Sub-account to another, change your e-mail or mailing address, etc., all through the Internet Service Center. For security reasons, we may issue you a PIN or password which you will use to access the Internet Service Center. Certain transactions, however, such as a change of Beneficiary or a total withdrawal of funds from the Contract, may not be completed through the Internet Service Center, but will also require a signed request that is faxed or mailed to our Service Office.

MAY I TRANSFER VARIABLE ACCOUNT VALUE BETWEEN SUB-ACCOUNTS?

You may transfer Variable Account Value from one Sub-account to another after expiration of the Right to Revoke Period. Transfers are not subject to taxation on any gain. We do not limit the number or frequency of transfers you make between Sub-accounts. You may submit your transfer requests through the Internet Service Center.

We may impose specific restrictions on financial transactions for certain Sub-accounts based on the Sub-account's investment restrictions. The "cut-off" time for transfer requests to be processed on the same Valuation Date will be 1/2 hour prior to any announced closing of the NYSE, generally 3:30 P.M., Eastern Time, for all Sub-accounts. Any transfer request received after 3:30 P.M., Eastern Time, will be processed on the next Valuation Date.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We apply an annual charge totaling .90% to the daily net asset value of the Variable Account. (See "Deductions".)

Each Eligible Fund also has additional operating expenses associated with its daily operation. Finally, each fund pays a management fee to its investment advisors based upon the average daily net asset value of the Fund. See the FEE TABLE. These fees and expenses are more fully described in the prospectuses for the funds.

If your state assesses a premium tax with respect to your Contract, we will deduct those amounts upon full surrender (including a surrender for the Death Benefit) or annuitization.

HOW WILL MY ANNUITY PAYMENTS BE CALCULATED? If you decide to annuitize, you elect an Annuity Option. Your periodic payment will be based upon the Annuity Option you selected, the changing values of the Sub-accounts in which you have invested, and your age at the Income Date. (See "Annuity Options".) Remember that you will benefit from any gain, and bear the risk of any drop, in the value of the securities in the Sub-accounts of the Variable Account.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? We will pay to your designated beneficiary the greater of your Contract Value or the sum of your purchase payments adjusted for partial withdrawals. (See "Death Provisions".)

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes. (See "Partial Withdrawals and Surrender".) You will be subject to income taxes on any earnings you withdraw and you may also be subject to a 10% income tax penalty. (See "Tax Status".)

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within ten days (or a longer period if required by law) of the date you receive the signed Contract through the Internet Service Center, you cancel the Contract through the Internet Service Center or return it, postage prepaid, to the Service Office of Sun Life (U.S.), it will be canceled. If you live in a state that requires "return of Contract Value", you may invest in the Sub-Accounts during this period (the "Right to Revoke Period"). You bear the investment risk during this Right to Revoke Period. If you live in a state that requires "return of purchase payments", during this Right to Revoke Period and for ten additional days to allow for delivery of the notice from and to Us, your purchase payments will be invested in the Rydex U.S. Government Money Market Sub-account. You may change, at anytime during the Right to Revoke Period, the allocation(s) to the Sub-accounts of the Variable Account that you specified on your application. (See "Right to Revoke".)

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Surrender Charge (as a percentage of purchase payments):	0%

Transfer Charge:	$0

Premium Taxes
(as a percentage of Contract Value or total purchase payments:	0%-3.5%*

* The premium tax rate and base vary by state and the type of Contract you own. Currently, we deduct premium taxes from Contract Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Deductions for Premium Taxes."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses
Annual Contract Maintenance Charge:	$0

Variable Account Annual Expenses
(as a percentage of average net assets)
Annuity Asset Charge: (This charge is for administrative, mortality and expense risk fees. See "Deductions".)	.90%
Total Variable Account Annual Expenses:	.90%

The next table shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

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Total Annual Fund Operating Expenses	Minimum	Maximum
(as a percentage of average daily net assets)

(Expenses that are deducted from Eligible Fund assets, including management fees, and other expenses)	1.22%	1.71%[1]

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1The expenses shown do not reflect any fee waiver or expense reimbursement. Any fee reduction an/or expense reimbursement arrangement is described in the Rydex Trust prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses, and are based on a sample Contract with maximum possible fees. The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If your Contract stays in force throughout the periods shown or you surrender or annuitize your Contract at the end of the applicable time period:

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1 year	3 years	5 years	10 years
$261	$842	$1,509	$3,625

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The Fee Table and Example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the Example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, and "Management" in the prospectus for Rydex Trust.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values*
	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning of	End of	Units End
Sub-account	Year**	Year	of Year	Year

Rydex Nova	$ 9.846	$13.582	33,668	2003
	15.456	9.846	11,004	2002
	28.409	15.456	3,581	2001
	25.000	20.409	0	2000
	Available in 2000 but no Accumulation Units were purchased

Rydex Ursa	39.473	29.870	7,213	2003
	32.742	39.473	3,912	2002
	28.731	32.742	21,460	2001
	25.000	28.731	0	2000
	Available in 2000 but no Accumulation Units were purchased

Rydex OTC	6.032	8.693	20,590	2003
	9.953	6.032	18,818	2002
	15.493	9.953	5,559	2001
	25.000	15.493	0	2000
	Available in 2000 but no Accumulation Units were purchased

Rydex Arktos Fund	35.187	21.841	170,517	2003
	29.480	35.187	4,034	2002
	25.000	29.480	0	2001
	Available in 2001 but no Accumulation Units were purchased

Rydex Large-Cap Europe Fund	18.032	25.569	395	2003
	25.000	18.032	0	2002
	Available in 2002 but no Accumulation Units were purchased

Rydex Large-Cap Japan Fund	20.580	28.069	60	2003
	25.000	20.580	0	2002
	Available in 2002 but no Accumulation Units were purchased

Rydex Banking Fund	24.433	31.901	661	2003
	25.210	24.433	0	2002
	25.000	25.210	0	2001
	Available in 2001 and 2002 but no Accumulation Units were purchased

Rydex Basic Materials Fund	21.245	27.680	255	2003
	24.210	21.245	0	2002
	25.000	24.210	0	2001
	Available in 2001 and 2002 but no Accumulation Units were purchased

Rydex Biotechnology Fund	14.097	19.855	249	2003
	24.670	14.097	0	2002
	25.000	24.670	0	2001
	Available in 2001 and 2002 but no Accumulation Units were purchased

Rydex Consumer Products Fund	24.252	29.289	240	2003
	25.320	24.252	0	2002
	25.000	25.320	0	2001
	Available in 2001 and 2002 but no Accumulation Units were purchased

Rydex Electronics Fund	11.799	19.859	182	2003
	25.000	11.799	0	2002
	Available in 2002 but no Accumulation Units were purchased

Rydex Energy Fund	21.764	26.534	0	2003
	21.210	21.764	0	2002
	25.000	21.210	0	2001
	Available in 2001, 2002 and 2003 but no Accumulation Units were purchased

Rydex Energy Services Fund	22.981	24.692	1,297	2003
	17.740	22.981	0	2002
	25.000	17.740	0	2001
	Available in 2001 and 2002 but no Accumulation Units were purchased

Rydex Financial Services Fund	21.102	26.963	0	2003
	25.000	21.102	0	2002
	Available in 2002 and 2003 but no Accumulation Units were purchased

Rydex Health Care Fund	19.953	25.663	223	2003
	25.000	19.953	0	2002
	Available in 2002 but no Accumulation Units were purchased

Rydex Internet Fund	13.002	21.184	189	2003
	15.760	13.002	0	2002
	25.000	15.760	0	2001
	Available in 2001 and 2002 but no Accumulation Units were purchased

Rydex Juno Fund	25.000	25.979	3,957	2003
	Not Available before May 1, 2003

Rydex Leisure Fund	20.723	27.704	0	2003
	18.090	20.723	0	2002
	25.000	18.090	0	2001
	Available in 2001,2002 and 2003 but no Accumulation Units were purchased

Rydex Medius Fund	17.160	25.925	5,762	2003
	25.000	17.160	1,042	2002

Rydex Mekros Fund	15.431	25.124	15,722	2003
	25.000	15.431	1,159	2002

Rydex Precious Metals	38.887	54.305	4,462	2003
	26.951	38.887	4,368	2002
	24.068	26.951	420	2001
	25.000	24.068	0	2000
	Available in 2000 but no Accumulation Units were purchased

Rydex Real Estate Fund	23.298	30.088	0	2003
	25.000	23.298	0	2002
	Available in 2002 and 2003 but no Accumulation Units were purchased

Rydex Retailing Fund	19.299	25.873	0	2003
	25.000	19.299	0	2002
	Available in 2002 and 2003 but no Accumulation Units were purchased

Rydex Technology Fund	14.104	22.551	0	2003
	18.610	14.104	0	2002
	25.000	18.610	0	2001
	Available in 2001, 2002 and 2003 but no Accumulation Units were purchased

Rydex Telecommunications Fund	14.737	19.524	3,921	2003
	25.000	14.737	1,833	2002

Rydex Titan 500 Fund	15.601	23.957	1,496	2003
	25.000	15.601	392	2002

Rydex Transportation Fund	20.804	24.848	0	2003
	24.400	20.804	0	2002
	25.000	24.400	0	2001
	Available in 2001, 2002 and 2003 but no Accumulation Units were purchased

Rydex Utilities Fund	16.794	20.872	330	2003
	18.230	16.794	4,770	2002
	25.000	18.230	0	2001
	Available in 2001 but no Accumulation Units were purchased

Rydex U.S. Government Bond	32.313	31.825	236,748	2003
	27.488	32.313	0	2002
	27.733	27.488	0	2001
	25.000	27.733	0	2000
	Available in 2000, 2001 and 2002 but no Accumulation Units were purchased

Rydex U.S. Government Money	26.130	25.899	561,490	2003
Market	26.240	26.130	163,280	2002
	25.758	26.240	65,783	2001
	25.000	25.758	5,346	2000

Rydex Velocity 100 Fund	12.398	24.409	3,882	2003
	25.000	12.398	1,469	2002

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*Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number. The year-end accumulation unit value reflects the actual performance of the corresponding Eligible Fund reduced by Variable Account expenses at the rate shown in the Fee Table.

**Each beginning value is as of the date the Sub-accounts first became available.

The full financial statements for the Variable Account, Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company are in the Statement of Additional Information.

PERFORMANCE INFORMATION

We may from time to time advertise certain performance information concerning the Sub-accounts.

Performance information is not an estimate or guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular Contract Owner.

We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

We may present, along with any current required performance information, additional total return information that is computed on a different basis. Certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Contracts described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges of the Contract for the specified time periods.

The Rydex U.S. Government Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account but does not include premium tax charges. The yield would be lower if those charges were included.

We calculate the effective yield of the Rydex U.S. Government Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

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SUN LIFE (U.S.) AND THE VARIABLE ACCOUNT

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We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and in the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. The Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and Sun Life (U.S.). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

Effective December 31, 2003, Keyport Life Insurance Company ("Keyport") merged with and into Sun Life (U.S.), with Sun Life (U.S.) as the surviving entity. Keyport was an affiliate of Sun Life (U.S.). Keyport was a stock life insurance company organized under the laws of the State of Rhode Island in 1957. Keyport was acquired by Sun Life Financial in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts.

Upon the merger, Keyport ceased to exist, and Sun Life (U.S.) became the surviving company. As a result of the merger, the Variable Account became a separate account of Sun Life (U.S.). All of the Contracts issued by Keyport before the merger were, at the time of the merger, assumed by Sun Life (U.S.). The merger did not affect any provisions of or right or obligations under, those Contracts.

In approving the merger, the board of directors of Sun Life (U.S.) and Keyport determined that the merger would result in operational and financial efficiencies, which would be in the long-term interests of their respective contract owners. On June 4, 2003, the respective 100% stockholders of Sun Life (U.S.) and Keyport voted to approve the merger. In addition, the Department of Insurance of the State of Rhode Island has approved the merger.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

The Variable Account was established by Keyport, a predecessor of Sun Life (U.S.), on January 30, 1996, pursuant to the provisions of Rhode Island law, as a segregated investment account. On December 31, 2003, Keyport was merged with and into Sun Life (U.S.). The Variable Account survived the merger intact. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Contracts are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Contract Date. The minimum initial purchase payment is $15,000. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit. We will reduce the subsequent purchase payment to $250 in cases where you arrange for subsequent purchase payments by electronic funds transfer. Subsequent purchase payments will automatically be allocated to the Rydex U.S. Government Money Market Sub-account. You may then transfer funds from the Rydex U.S. Government Money Market Sub-account to any of the other available Sub-accounts. We reserve the right to cancel this Contract and return the Contract Value to you if the value of your Contract is less than $5,000. We may reject any purchase payment or any application. Purchase payments are allocated to a Contract based on the applicable Sub-account accumulation unit value(s) next determined after we receive it.

We have attempted to make the application process for the Contract as simple as possible. You may apply for the Contract on this Internet Service Center website (http://www.AnnuityNet.com) by completing our online application. During the application process, information is transferred between your computer and the Internet Service Center through a secure internet connection. In order to complete the online application, you will need to supply the following information:
o	the full name, address, telephone number, date of birth, and Social Security or Taxpayer Identification Number for the Primary Owner, Annuitant, and any Joint Owner; and
o	the full name, address, and relationship to the Owner of any Beneficiary(ies) that you wish to designate. If you do not designate any Beneficiary(ies), your estate will be the beneficiary.

Once you have completed the online application, you will be asked to print a copy of the application. You must sign this application and fax or mail it to our Service Office before we can process your application.

You may make your initial purchase payment by personal check, by enclosing your check with your signed application. During the online application process, you may also choose to make purchase payments by Electronic Funds Transfer (EFT). If you choose the EFT option, it will still be necessary for you to enclose either a deposit slip or a voided check with your signed application when you mail the application to our Service Office.

If your application for a Contract is complete, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If you live in a state that requires "return of purchase payments", during the Right to Revoke Period and for ten additional days to allow for delivery of the notice from and to Us, your purchase payments will be invested in the Rydex U.S. Government Money Market Sub-account. Once this period has ended, your purchase payments will then be allocated to the Sub-accounts you have selected. You may change, at anytime during the Right to Revoke Period, the allocation(s) to the Sub-accounts of the Variable Account that you specified on your application.

If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification by e-mail, to your last known e-mail address, showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We may request you to confirm that the information is correct by signing a copy of the letter or a Contract delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Contract relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

The Variable Account is segmented into Sub-accounts. Each Sub-account invests in shares of one of the Eligible Funds. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

We will invest your initial purchase payment to the Variable Account in the Sub-accounts you choose, after the expiration of the Right to Revoke Period. Your selection must specify the percentage of the initial purchase payment that is allocated to each Sub-account. The percentage for each Sub-account, if not zero, must be a whole number. The total of your specified allocations for the initial purchase payment must equal 100%. Subsequent purchase payments will automatically be allocated to the Rydex U.S. Government Money Market Sub-account. From there, you may transfer purchase payments to the Sub-account investing in other Eligible Funds as you may select.

Eligible Funds

The Eligible Funds are the separate funds listed within the Rydex Trust. Sun Life (U.S.) and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Contracts.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Eligible Funds possibly will not meet their investment objectives. You should carefully review their attached prospectuses before allocating amounts to the Sub-accounts of the Variable Account. The Eligible Funds are available for the separate accounts of insurance companies unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Funds' prospectuses under the following caption: "Purchasing and Redeeming Shares".

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PADCO Advisors II, Inc. serves as the investment adviser and manager of the Eligible Funds of the Rydex Trust.

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Please see the Fund Prospectus for a complete description of the investment techniques utilized by the Funds, including the risks and volatility of these investments. Moreover, the use of strategic or tactical asset allocation programs with a Contract may be characterized as aggressive investing and may involve additional risks. There can be no assurance that you or any financial advisor will predict market moves successfully. If you utilize a financial advisor, you should carefully consider his or her education, experience, and reputation.

We briefly describe the Eligible Funds and the objectives they seek to achieve below:
Eligible Funds of Rydex Trust and Variable Account Sub-accounts	Investment Objective
Rydex Nova Fund ("Rydex Nova Sub-account")	Investment returns that match the performance of a specific benchmark or a daily basis. The current benchmark is 150% of the performance of the S&P 500 Index.
Rydex Ursa Fund ("Rydex Ursa Sub-account")	Investment returns that will inversely correlate to the performance of the S&P 500 Index.
Rydex OTC Fund ("Rydex OTC Sub-account")	Investment results that correspond to a benchmark for over-the-counter securities. The current benchmark is the NASDAQ 100 Index.
Rydex Arktos Fund ("Rydex Arktos Sub-account")	Investment returns that match the performance of a specific benchmark. The current benchmark is the inverse performance of the NASDAQ 100 Index.
Rydex Large-Cap Europe Fund ("Rydex Large-Cap Europe Sub-account")	Investment returns that correlate to the performance of a specific benchmark. The current benchmark is the Dow Jones Stoxx 50 Index.
Rydex Large-Cap Japan Fund ("Rydex Large-Cap Japan Sub-account")	Investment returns that correlate to the performance of a specific benchmark. The current benchmark is the Topix 100 Index.
Rydex Banking Fund ("Rydex Banking Sub-account")	Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Rydex Basic Materials Fund ("Rydex Basic Materials Sub-account")

Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Biotechnology Fund ("Rydex Biotechnology Sub-account")

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Consumer Products Fund ("Rydex Consumer Products Sub-account")	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Rydex Electronics Fund ("Rydex Electronics Sub-account")

Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Energy Fund ("Rydex Energy Sub-account")	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative energy sources.
Rydex Energy Services Fund ("Rydex Energy Services Sub-account")

Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Financial Services Fund ("Rydex Financial Services Sub-account")	Seeks capital appreciation by investing in companies involved in the financial services sector.
Rydex Health Care Fund ("Rydex Health Care Sub-account")	Seeks capital appreciation by investing in companies that are involved in the health care industry.
Rydex Internet Fund ("Rydex Internet Sub-account")	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Rydex Juno Fund ("Rydex Juno Sub-account")

Seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Rydex Leisure Fund ("Rydex Leisure Sub-account")	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Rydex Medius Fund ("Rydex Medius Sub-account")	Seeks to provide investment returns that correlate to the performance of a specific benchmark for mid-cap securities. The current benchmark is the S&P MidCap 400 Index.
Rydex Mekros Fund ("Rydex Mekros Sub-account")	Seeks to provide investment returns that correlate to the performance of a specific benchmark for small-cap securities. The current benchmark is the Russell 2000 Index.
Rydex Precious Metals Fund ("Rydex Precious Metals Sub-account")

Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.

Rydex Real Estate Fund ("Rydex Real Estate Sub-account")	Seeks capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts (REITS).
Rydex Retailing Fund ("Rydex Retailing Sub-account")

Seeks capital appreciation by investing in companies engaged in merchandising furnished goods and services, including department stores, restaurant franchises, mail order operations, and other companies involved in selling products to consumers.

Rydex Technology Fund ("Rydex Technology Sub-account")

Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Telecommunications Fund ("Rydex Telecommunications Sub-account")	Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Rydex Titan 500 Fund ("Rydex Titan 500 Sub-account")	Seeks to provide investment returns that will match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the S&P Index.
Rydex Transportation Fund ("Rydex Transportation Sub-account")	Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Rydex Utilities Fund ("Rydex Utilities Sub-account")	Seeks capital appreciation by investing in companies that operate public utilities.
Rydex U.S. Government Bond Fund ("Rydex U.S. Government Bond Sub-account")	Investment results that correspond to a benchmark for U.S. Government Securities. The current benchmark is120% of the daily price movement of the Long Treasury Bond.
Rydex U.S. Government Money Market Fund ("Rydex U.S. Government Money Market Sub-account")	Security of principal, high current income and liquidity.
Rydex Velocity 100 Fund ("Rydex Velocity 100 Sub- account")	Seeks to provide investment returns that will match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the NASDAQ 100 Index.

Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another after expiration of the Right to Revoke Period. Transfers are not subject to taxation on any gain. We do not limit the number or frequency of transfers.

You may submit your transfer requests through the Internet Service Center. We may impose specific restrictions on financial transactions for certain Sub-accounts based on the Sub-account's investment restrictions. The "cut-off" time for transfer requests to be processed on the same Valuation Date will be 1/2 hour prior to any announced closing of the NYSE, generally, 3:30 P.M., Eastern Time. We will not accept any request for transfers involving one of the Rydex Variable Trust Funds between the applicable deadline and 4:00 P.M., Eastern Time. Any transfer request received after 4:00 P.M., Eastern Time, will be processed on the next Valuation Date. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

You may at any time view a list of transfer requests you have submitted that are awaiting execution by accessing your personal account information through the Internet Service Center. You may also retract a transfer request for any Sub-account by removing it from the list at any time prior to 3:30 P.M., Eastern Time.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Contract, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in relation to the Variable Account and Eligible Funds:
o	to operate the Variable Account in any form permitted by law;
o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;
o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts;
o	to add, combine or remove Sub-accounts in the Variable Account; and
o	to change how we assess charges, so long as we do not increase them above the maximum total amount shown in the Fee Table in connection with your Contract.

DEDUCTIONS

Deductions for Annuity Asset Charge

We deduct an annuity asset charge on a daily basis in computing the Accumulation Unit values from each Sub-account. The annuity asset charge is equal, on an annual basis, to .90% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

The charge compensates us for administrative expenses we incur and for mortality and expense risks we assume. Our administrative expenses include, but are not limited to, bookkeeping costs, the cost of maintaining our Service Office and our Internet Service Center, and the costs associated with sales of the Contract. We assume the risk that annuitants as a class may live longer than expected (mortality risk), and that expenses may be higher than the deductions for those expenses (expense risk). In either case, the loss will fall on us. Conversely, if such deductions exceed our actual expenses, the excess will be profit to us.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. Currently, we deduct premium taxes from Contract Value when they are paid. The actual amount of any such premium taxes will depend, among other things, on the type of Contract you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of those states. Currently such premium taxes range from 0% to 3.5% of total purchase payments.

Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Contract that a governmental authority requires us to withhold. See "Income Tax Withholding".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the annuity asset charge and, if applicable, a tax charge factor. (See "Calculation of Contract Value".)

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. Each Eligible Fund pays a management fee to its investment adviser(s) based upon the average daily net asset value of the Fund. Each Eligible Fund also has additional operating expenses associated with the daily operation of the funds. The prospectuses for the Eligible Funds describe these deductions and expenses.

THE CONTRACTS

Variable Account Value

The Variable Account Value for your Contract is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Contract and the appropriate Sub-account. Purchase payments are credited to your Contract using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value per share of the Eligible Fund shares. A valuation period is the period generally beginning at 4:00 P.M. (ET), or any other time for the close of trading on the New York Stock Exchange, and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends; New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.

Calculation of Contract Value

Contract Value at any time prior to the Income Date equals the sum of the values of the Accumulation Units credited in the Sub-accounts under the Contract. Your Contract Value will fluctuate with the investment results of the Eligible Funds underlying the Sub-accounts you have selected.

The value of a Sub-account on any Valuation Date is the number of Accumulation Units in the Sub-account multiplied by the value of an Accumulation Unit in the Sub-account at the end of the Valuation Period.

Accumulation Units for each Sub-account are valued separately. Initially, the value of an Accumulation Unit was arbitrarily established at the inception of the Sub-account. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Sub-account for any later Valuation Period is determined as follows:
o

the total value of Fund shares held in the Sub-account is calculated by multiplying the number of Fund shares owned by the Sub-account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period (without giving effect to any transactions occurring during the Valuation Period), and adding any dividend or other distribution of the Fund if the record date for such distribution occurs during the Valuation Period; minus

o

the liabilities of the Sub-account at the end of the Valuation Period (such liabilities include the daily charge (see below) imposed on the Sub-account, and may include a tax charge factor (see below); and the result is divided by

o	the outstanding number of Accumulation Units in the Sub-account at the beginning of the Valuation Period.

The daily charge imposed on a Sub-account for any Valuation Period represent the annuity asset charge adjusted for the number of calendar days in the Valuation Period.

No tax charge factor is currently necessary since there are no federal income taxes attributable to the Separate Account. If we determine that there are federal income taxes attributable to the Separate Account, we may create a factor for such taxes to be included in the calculation.

Modification of the Contract

Only our President or Secretary may agree to alter the Contract or waive any of its terms. A change may be made to the Contract if there have been changes in applicable law or interpretation of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

Generally, you may return the Contract within 10 days after you receive it by delivering or mailing it to us. You may also cancel the Contract within 10 days through the Internet Service Center. If you return the Contract to us through the mail, the postmark on a properly addressed and postage-prepaid envelope determines if a Contract is returned within the 10-day period. We will treat the returned Contract as if we never issued it. We will promptly refund the Contract Value or purchase payments, whichever is required by state law, as of the date we receive the returned Contract or the date it is cancelled through the Internet Service Center. You may ask us which standard applies to your state. If you live in a state that requires "return of Contract Value", you may invest in the Sub-Accounts during this Right to Revoke Period. You bear the investment risk during this period. If you live in a state that requires "return of purchase payments", during the Right to Revoke Period and for ten additional days to allow for delivery of the notice from and to Us, your initial purchase payment will be held in the Rydex U.S. Government Money Market Sub-account. Your initial purchase payment will not be transferred to the Sub-account(s) you select until the Right to Revoke Period has ended.

You may change, at anytime during the Right to Revoke Period, the allocation(s) to the Sub-accounts of the Variable Account that you specified on your application.

In some states, under applicable law or regulation, your Right to Revoke Period may be longer than 10 days. Please refer to your Contract.

DEATH BENEFIT PROVISIONS

You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by mailing a request to our Service Office. A change of Beneficiary may be requested through the Internet Service Center but requires a signed request to be mailed to our Service Office. Each change of Beneficiary revokes any previous designation.

If there is a single Contract Owner and the Contract Owner dies before the Income Date, the Death Benefit paid to the designated Beneficiary will be the Contract Value as of the date on which we approve the payment of the claim.

The Death Benefit is the greater of premium payments less any partial withdrawals or the current Contract Value, less any applicable state premium taxes.

The premium payment death benefit is:
o	the initial premium payment, plus
o	any additional premium payments, minus
o	any partial withdrawals.

We will determine the value of the Death Benefit as of the date on which the death claim is approved for payment. We will approve a claim for a Death Benefit upon receipt of:

o	proof, satisfactory to us, of the death of the Contract Owner;
o	a request for payment of the Death Benefit mailed to our Service Office; and
o	our receipt of all required claim forms, fully completed.

We will make payment of an approved Death Benefit in accordance with applicable laws and regulations governing payment of Death Benefits. We will not allow any payment that does not satisfy the requirements of Internal Revenue Code section 72(s) or 401(a)(9) as applicable, as amended from time to time.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will occur on the death of a Beneficiary:
o	if any Beneficiary dies before the Contract Owner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
o	if no Beneficiary survives the Contract Owner, the proceeds of the Death Benefit will be paid to the Contract Owner's estate.

The Death Benefit payable to the Beneficiary must be distributed within five years of the Contract Owner's date of death unless the Beneficiary begins receiving within one year of the Contract Owner's death substantially equal installments over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the spouse of the Contract Owner, then he or she may elect to continue the Contract as Contract Owner. If the Contract Owner is a corporation or other non-natural person, the death of the Annuitant will be treated as the death of the Contract Owner and the above distribution rules will apply.

If there are joint Contract Owners, upon the death of the first joint Contract Owner, the surviving joint Contract Owner will receive the Death Benefit. The surviving joint Contract Owner will be treated as the primary, Designated Beneficiary. Any other designation on record at the time of death will be treated as a contingent Beneficiary.

If the surviving joint Contract Owner, as spouse of the deceased joint Contract Owner, continues the Contract as the sole owner in lieu of receiving the Death Benefit, then the designated Beneficiary(s) will receive the Death Benefit upon the death of the surviving spouse.

Death of Annuitant

If the Annuitant is also the Contract Owner or joint Contract Owner, then the Death Benefit will be subject to the provisions of the Contract regarding death of the Contract Owner. If a surviving spouse assumes the contract upon death of a joint Contract Owner Annuitant, then the contingent Annuitant becomes the Annuitant. If no contingent Annuitant is named, then the surviving spouse becomes the Annuitant.

If an Annuitant who is not the Contract Owner or joint Contract Owner dies, then the contingent Annuitant, if any, becomes the Annuitant. If no contingent Annuitant is named, the Contract Owner (or joint Contract Owner if younger) becomes the Annuitant.

CONTRACT OWNERSHIP

The Contract Owner shall be the person designated in the application and you may exercise all the rights of the Contract. Joint Contract Owners are permitted. Contingent Contract Owners are not permitted.

You may direct us in writing to change the Contract Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of that person.

Because a change of Contract Owner by means of a gift may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from such a transfer.

Any Qualified Contract may have limitations on transfer of ownership. You should consult the plan administrator and a qualified tax professional as to the tax consequences resulting from such a transfer.

ASSIGNMENT

You may assign the Contract at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Contract may have limitations on your ability to assign the Contract.

Because an assignment may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from any such assignment.

PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Contract through the Internet Service Center or by submitting to us by mail your request for a partial withdrawal. You may not make a partial withdrawal during the Right to Revoke Period. The minimum withdrawal amount is $300, or such lesser amount as we may permit. If the Contract Value after a partial withdrawal would be below $5,000, we will treat the request as a withdrawal of only the amount over $5,000. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value.

The minimum withdrawal amount is waived if you enter into an agreement with an investment adviser that allows the adviser to make partial withdrawals from your annuity to pay the service fees of the adviser. Such distributions may have adverse tax consequences. Please consult a qualified tax professional.

You may totally surrender the Contract by notifying us by mail. Surrendering the Contract will end it. Upon surrender, you will receive the Contract Value less any applicable premium taxes.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may purchase for yourself an annuity payment option with any surrender benefit of at least $5,000 for yourself. If the Contract Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. Once annuity payments have begun, partial withdrawals and surrenders are available only under Option A. Any partial withdrawal will reduce your future annuity payments.

Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a qualified tax professional.

Participants under Qualified Plans as well as Contract Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to take a partial withdrawal or surrender the Contract under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

ANNUITY PROVISIONS

Each of the Rydex Variable Trust Funds invests in the securities of a relatively few number of issuers. Since the assets of each Fund are invested in a limited number of issuers, the net asset value of the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence. You should consider this in making your decision to annuitize.

Annuity Benefits

If the Annuitant is alive on the Income Date and the Contract is In Force, we will begin variable income payments to the Annuitant under the Annuity Option or Options you have chosen. We determine the amount of the initial payment(s) on the Income Date by applying the Contract Value less any premium taxes not previously deducted to the option selected. See "Variable Annuity Payment Values" for additional information on how we calculate annuity payment amounts.

Subsequent payments will fluctuate in amount.

Annuity Option and Income Date

You may select an Annuity Option and Income Date at the time of application or later. Any Income Date must be:

o	not earlier than the first day after the Contract Date, and
o	not later than the earlier of
	(i)	the later of the Annuitant's 90th birthday and the 10th Contract Anniversary or
	(ii)	any maximum date permitted under state law.

If you do not select an Income Date for the Annuitant, the Income Date will automatically be the latest date specified above.

You may choose or change an Annuity Option or the Income Date through the Internet Service Center or by writing to us at least 30 days before the Income Date. You may continue to make purchase payments until you reach your Income Date.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other variable income options if we agree. Fixed income payments are not available. If you do not select an Annuity Option, we automatically choose Option B.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any annuity option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years. We will pay periodic payments for a chosen number of years, not less than 5 nor over 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan ("PIP"). At any time, the payee may elect to receive the following amount:
o

the present value of the remaining variable annuity payments, commuted at the 5% interest rate (3% per year for Florida Contracts) used to create the annuity factor for this option (this interest rate for variable annuity payments is also referred to as the assumed investment rate ("AIR") or benchmark rate).

Instead of receiving a lump sum, the payee may elect another payment option.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:
o	we will continue payments during the remainder of the period to the successor payee; or
o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the 5% interest rate (3% per year for Florida Contracts) used to create the annuity factor for this option.

The annuity asset charge is deducted during the Option A payment period, but we have no mortality risk during this period.

Currently, we permit the original payee to make a number of changes to variable payments under Option A. For regular PIPs, a change may be made generally only on the anniversary of the date of your initial PIP payment. The permissible changes include:
o	shortening or lengthening the period certain provided the payments already made and those to be made meet the 5 - 50 year and age 100 limits described above;
o	changing to a life option - note that under this option the payee no longer may end the payments for a commuted value;
o	changing the payment frequency; and
o	changing the day of the month on which payment occurs.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay periodic payments during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:
o	we will continue payments during the remainder of the period to the successor payee; or
o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the 5% interest rate (3% per year for Florida Contracts) used to create the annuity factor for this option.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

In the case of Options A and B, the present value of remaining payments referred to above will be based on interest compounded annually at the current AIR or benchmark rate and on the assumption that each future payment is equal in amount to a payment determined using the applicable Sub-account annuity unit values for the Valuation Period which ends on the date of determination.

Option C: Joint and Last Survivor Income. We will pay periodic payments for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment, or to receive only two annuity payments if both payees die after receipt of the second payment, and so on.

Variable Annuity Payment Values

We determine the amount of the first payment by using an annuity purchase rate based on an assumed annual investment rate (AIR or benchmark rate) of 5% per year (3% per year for Florida Contracts). (See "Variable Annuity Payment Values" in the Statement of Additional Information for more information on AIRs.) Subsequent payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the annuity asset charge) is better or worse than the assumed investment rate. The total dollar amount of each payment will be equal to the sum of all Sub-account payments.

We limit the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the annuity payments to three times per contract year. We reserve the right to change the number of transfers that we allow.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

SUSPENSION OF PAYMENTS

We reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:
o	the New York Stock Exchange (NYSE) is closed other than customary weekend or holiday closings;
o	trading on the Exchange is restricted;
o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or
o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

ADVERTISING

We may provide to you and prospective Contract Owners advertising and other information on a variety of topics. Such topics may include the relationship between certain economic sectors and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation). Such topics may also include, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

In marketing the variable annuity Contracts, we may refer to certain ratings assigned to us under the rating systems of the A.M. Best and Company, Standard & Poor's, Moody's and Duff & Phelps. The objective of these rating systems is to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the Contracts and the underlying funds, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claims paying ability, the features of particular Contracts, and the comparative investment performance of the Eligible Funds with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. Marketing materials may employ illustrations of compound interest, discuss automatic withdrawal services, and describe our customer base, assets, and our relative size in the industry. They may also discuss other features of Sun Life (U.S.), the Variable Account, the Eligible Funds and their investment management.

TAX STATUS

Introduction

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, whether the Contract is issued under a Qualified Plan and the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

You may purchase a Contract that is not issued under a Qualified Plan ("Non-Qualified Contract") or a Contract that is used under a Plan that is Qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code") (a "Qualified Contract"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Contract and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, purchase payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the cost basis for purposes of determining the taxable portion of any distributions from a Qualified Contract.

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Contract, or annuity payments. A trust or other entity owning a Non-Qualified Contract, other than as an agent for an individual, is taxed differently; increases in the value of a Contract are taxed yearly whether or not a distribution occurs.

Surrenders, Partial Withdrawals, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Contract, the portion of the payment that exceeds your cost basis in the Contract is subject to tax as ordinary income. For Non-Qualified Contracts, the cost basis is generally the amount of the purchase payments made for the Contract. For Qualified Contracts, the cost basis is generally zero and the entire surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is similarly taxed on the portion of the amount that exceeds your cost basis in the Contract. If the Designated Beneficiary elects to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Contracts, the tax treatment applicable to Designated Beneficiaries may be contrasted with the tax treatment applicable to persons inheriting and then selling mutual fund shares who receive a "stepped-up" basis equal to the date-of-death valueof their shares and therefore will pay no tax on the sale of their shares unless the sale price exceeds the date-of-death value.

Partial withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Contract Value exceeds purchase payments. Then, to the extent the Contract Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Contract, a portion of each payment is treated as a non-taxable return of principal and the remaining amount is treated as taxable income. Since the cost basis of Qualified Contracts is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Contract, you will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Contract to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Contract. If the transition is to a charity, you may be allowed a deduction for some or all of the value of the Contract transferred.

A special computational rule applies if we issue to you, during any calendar year, two or more Contracts, or one or more Contracts and one or more of our other annuity contracts. Under this rule, all of the contracts will be treated as one contract. We believe this means that the amount of any distribution under any one Contract will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Contracts or contracts exceeds the sum of each contract's cost basis.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values by the total number of expected payments. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero.

With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments, if any. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received. This acceleration would affect you if your first monthly payment for each year is received in a month other than January since those of your 12 monthly payments that are actually received in the next tax year would be treated as being constructively received (and taxable) in the current tax year.

The Code does not specifically address partial withdrawals after annuity payments have begun. Based on a private letter ruling issued by the IRS in 2000, it is our intention to report as taxable income the portion of any partial withdrawal from variable Annuity Option A that does not exceed immediately before the partial withdrawal the present value of remaining payments less the Contract's remaining cost basis. Under this approach, a partial withdrawal of $10,000 when the present value is $150,000 and the remaining cost basis is $145,000 would result in taxable income of $5,000 being reported. Since private letter rulings do not bind the IRS, the IRS could take the position that the Code requires the full amount of the partial withdrawal ($10,000 in the example) to be treated as taxable income. Under either approach to determining the taxable income associated with a partial withdrawal, some taxpayers, such as those under age 59 1/2, could be subject to additional tax penalties. Because of the potential for adverse tax results as described above, you should carefully consider, prior to making a partial withdrawal, your need for funds from the Contract and the tax implications. You should also consult a qualified tax professional prior to making a partial withdrawal.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received for Non-Qualified Contracts:

o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal periodic payments made for life or life expectancy;
o	after the death of the Contract Owner (or, where the Contract Owner is not a human being, after the death of the primary annuitant, as defined in the Code);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified immediate annuity contract that provides for a series of substantially equal periodic payments; provided that only one purchase payment is made to the Contract, that the Contract is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Contract Year.

Similar exceptions to the 10% penalty tax apply to distributions from Qualified Contracts.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Contracts unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply.

Section 1035 Exchanges. You may purchase a Non-Qualified Contract with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:
o	the new Contract will be subject to the distribution-at-death rules described in "Death Benefit Provisions";
o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over 10 years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:
	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Contract, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Contract will not be treated as an annuity contract. As a consequence, income earned on a Contract would be taxable to you as ordinary income in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying a variable annuity contract will result in the owner being treated as the owner of the investments for federal tax purposes. The guidelines could impose requirements that are not reflected in the Contract. We, however, have reserved certain rights to alter the Contract and investment alternatives so as to comply with such guidelines. Since no guidelines have been issued, there can be no assurance as to the content of such guidelines or even whether application of the guidelines will be prospective. For these reasons, you are urged to consult with a qualified tax professional.

Qualified Plans

The Contract is for use with several types of Qualified Plans. Under the Code, Qualified Plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a Qualified Plan, you should only consider the Contract's other features, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Contract with Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, Annuitants, and Designated Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract. Following is a brief description of certain Qualified Plans and of the use of the Contract in connection with them. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities and Roth IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

Annuity Purchases by Nonresident Aliens

The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or are resident aliens will generally be subject to U.S. federal income tax and withholding on the income portion of annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity purchase.

VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Contract prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Eligible Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CONTRACTS

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The Contracts will be sold through the Internet Service Center we maintain for this purpose. Contracts are sold through a broker-dealer firm ("the Selling Broker-Dealer") registered under the Securities Exchange Act of 1934 who is a member of the National Association of Securities Dealers, Inc. and who has entered into a selling agreement with Sun Life (U.S.) and the principal underwriter, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, our wholly-owned subsidiary, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. We may also from time to time enter into selling agreements with other broker/dealers who will also distribute the Contracts. Such broker/dealers will be appropriately licensed to sell the Contracts.

Sun Life (U.S.) (or its affiliates) pays the Selling Broker-Dealer compensation for the promotion and sale of the Certificate. The Selling Agents who solicit sales of the Certificate typically receive a portion of the compensation paid by us to the Selling Broker-Dealer in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Certificate Owner or the separate account. We intend to recoup this compensation through fees and charges imposed under the Certificate, and from profits on payments we receive for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions we may pay to the Selling Broker-Dealer may vary depending on the selling agreement but it not expected to be more than 2.50% of purchase payments. We may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

Commissions may be waived or reduced in connection with certain transactions described in this prospectus. During 2002 and 2003, approximately $89,131 and $761,846, respectively, in commissions was paid to but not retained by Clarendon in connection with the distribution of the Certificates.

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LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

RECORDS AND REPORTS

As presently required by the Investment Company Act of 1940 ("1940 Act") and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. We will electronically mail to you, at your last know e-mail address, at least semiannually after the first Contract Year, reports containing information required by the 1940 Act or any other applicable law or regulation.

INQUIRIES BY CONTRACT OWNERS

If you have questions about your Contract, you may send an e-mail to our Internet Service Center (Help@Mail.AnnuityNet.com) or visit the Internet Service Center on the world wide web at http://www.AnnuityNet.com or write to us at Sun Life Assurance Company of Canada (U.S.), P.O. Box 710900, Herndon, VA 20171. You may also call our Service Office at (877) 266-8638.

TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

PART B

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

KEYPORT VARIABLE ACCOUNT A

OF

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) ("Sun Life (U.S.)")

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This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Rydex variable annuity prospectus dated April 30, 2004. The SAI is incorporated by reference into the prospectus. A free copy of the prospectus is available by writing Sun Life (U.S.) at its Service Office P.O. Box 710900, Herndon, VA 20171 or upon e-mail request through our Internet Service Center website (http://www.AnnuityNet.com) or by calling (877) 266-8638. The prospectus is also available through the SEC website (http://www.sec.gov). In addition, other information regarding the Company and the Separate Account is available at the SEC website and through our Internet Service Center.

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TABLE OF CONTENTS

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The date of this statement of additional information is April 30, 2004.

RA.SAI	5/2004

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KEYPORT LIFE INSURANCE COMPANY

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). For additional information about Sun Life (U.S.), see "Sun Life (U.S.) and the Variable Account" in the prospectus.

VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, we calculate separately each Sub-account's contribution to your periodic payments. Your total periodic payment equals the sum of the payment amounts determined for all of the Sub-accounts you have selected.

The first payment for each Sub-account will be determined by deducting any applicable state premium taxes and then dividing the remaining value of your interest in that Sub-account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Contract's annuity table for the particular payment option or (b) the factor currently offered by Sun Life (U.S.) at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-account will be determined by dividing such first payment by the Sub-account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-account Annuity Units; and (b) is the Sub-account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Sun Life (U.S.) uses an Annuity Unit value. Each Sub-account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Eligible Fund shares were first purchased on behalf of the Variable Account, each Annuity Unit for each Sub-account was valued at a specified dollar amount. The Unit value for each Sub-account in any Valuation Period thereafter may increase or decrease and is determined as follows:
o

the total value of Fund shares held in the Sub-account is calculated by multiplying the number of Fund shares owned by the Sub-account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period (without giving effect to any transactions occurring during the Valuation Period), and adding any dividend or other distribution of the Fund if the record date for such distribution occurs during the Valuation Period; minus

o

the liabilities of the Sub-account at the end of the Valuation Period (such liabilities include daily charges imposed on the Sub-account, and may include a tax charge factor); and the result is divided by

o

the outstanding number of Annuity Units in the Sub-account at the beginning of the Valuation Period. The result is adjusted by a factor to reflect the assumed annual investment rate ("AIR"). The AIR for Annuity Units based on the Contract's annuity tables is 5% per year (3% per year for Florida Contracts).

With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-account(s) (after deducting the Annuity Asset Charge) is better or worse than the assumed AIR percentage. For example, consider what would happen if the actual annualized investment return is 9%, 5%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 5% AIR payments would increase in amount. With an actual 5% return, the 5% AIR payment would stay the same. With an actual return of 3%, the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 5% AIR payments would decrease in amount.

Re-Allocating Sub-account Payments

The number of Annuity Units for each Sub-account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Sun Life (U.S.) to change the Sub-account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-account. The percentage for each Sub-account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Sun Life (U.S.) receives the request, Sun Life (U.S.) will: (a) value the Annuity Units for each Sub-account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

SAFEKEEPING OF ASSETS

Sun Life (U.S.) acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account. Sun Life (U.S.) has responsibility for providing all administration of the Contracts and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts, maintenance of Contract Owners' records, and all accounting, valuation, regulatory and reporting requirements.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Clarendon Insurance Agency Inc. ("Clarendon"), a subsidiary of Sun Life (U.S.).

EXPERTS

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The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein (which report, dated March 29, 2004, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, Statement of Financial Account Standards No. 142, Goodwill and Other Intangible Assets, effective January 1, 2002, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Account Research Bulletin No. 51, effective October 1, 2003, described in Note 1), and have been included on their authority as experts in accounting and auditing.

The financial statements of Keyport Variable Account A that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein (which report dated March 31, 2004 accompanying the financial statements of Keyport Variable Account A expresses an unqualified opinion and includes an explanatory paragraph relating to the use of the financial statements for the year ended December 31, 2001, which were audited by other auditors), and have been included on their authority as experts in accounting and auditing.

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The consolidated financial statements of Keyport Life Insurance Company as of and for the year ended December 31, 2002 that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein (which report, dated February 21, 2003, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph relating to Keyport Life Insurance Company's adoption of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, described in Note 1), and have been included on their authority as experts in accounting and auditing. The Boston office of Deloitte & Touche LLP is located at 200 Berkeley Street, Boston, Massachusetts.

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of Keyport Life Insurance Company at December 31, 2001, and for the ten-month period ended October 31, 2001, and the two-month period ended December 31, 2001, and the year ended December 31, 2000, as set forth in their report. We have included the financial statements herein in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing. Their office is located at 200 Clarendon Street, Boston Massachusetts.

INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-accounts. A Sub-account's performance may also be compared to the performance of Sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity Sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from Contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Average annual total return information shows the average annual compounding percentage change applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. This average annual total return reflects all historical investment results, less all Sub-account and Contract charges and deductions as required by certain regulatory rules. Average total return is not reduced by any premium taxes. Average total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Contract surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

Average Annual Total Return for a Contract that is Surrendered

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The tables below provide performance results for each Sub-account through December 31, 2003. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract Owner.

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The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Contract at the end of each period. The Sub-account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-account for the period specified. The first table uses the inception date of the Contract's Sub-accounts while the second table assumes the Contract was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Contract and the Sub-account except for any premium taxes that may be payable. The charge reflected is the .90% annual annuity asset charge.

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	Average Annual Total Return for a
	Contract Surrendered on 12/31/03
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period

	One	Three	Five	Ten	Since Sub-account
Sub-account	Year	Years	Years	Years	Inception Shown
Rydex Arktos	-37.93%	N/A	N/A	N/A	-6.60% (01/08/02)
Rydex Banking	30.56%	N/A	N/A	N/A	13.11% (01/08/02)
Rydex Basic Materials	30.29%	N/A	N/A	N/A	5.28% (01/08/02)
Rydex Biotechnology	40.85%	N/A	N/A	N/A	-10.99% (01/08/02)
Rydex Consumer Products	20.77%	N/A	N/A	N/A	8.33% (01/08/02)
Rydex Electronics	68.31%	N/A	N/A	N/A	-10.99% (01/08/02)
Rydex Energy	21.92%	N/A	N/A	N/A	3.06% (01/08/02)
Rydex Energy Services	7.45%	N/A	N/A	N/A	-0.62% (01/08/02)
Rydex Financial Services	27.77%	N/A	N/A	N/A	3.89% (01/08/02)
Rydex Health Care	28.61%	N/A	N/A	N/A	1.33% (01/08/02)
Rydex Internet	62.93%	N/A	N/A	N/A	-8.03% (01/08/02)
Rydex Large Cap Europe	41.80%	N/A	N/A	N/A	1.15% (01/08/02)
Rydex Large Cap Japan	36.39%	N/A	N/A	N/A	6.03% (01/08/02)
Rydex Leisure	33.69%	N/A	N/A	N/A	5.33% (01/08/02)
Rydex Medius	51.07%	N/A	N/A	N/A	2.20% (01/08/02)
Rydex Mekros	62.81%	N/A	N/A	N/A	0.25% (04/30/02)
Rydex Nova	37.95%	-12.69%	N/A	N/A	-13.42% (03/15/00)
Rydex OTC	44.12%	-17.52%	N/A	N/A	-26.49% (03/15/00)
Rydex Precious Metals	39.65%	31.16%	N/A	N/A	21.12% (03/15/00)
Rydex Real Estate	29.15%	N/A	N/A	N/A	11.72% (04/30/02)
Rydex Retailing	34.06%	N/A	N/A	N/A	1.75% (01/08/02)
Rydex Technology	59.89%	N/A	N/A	N/A	-5.08% (01/08/02)
Rydex Telecommunications	32.49%	N/A	N/A	N/A	-11.75% (01/08/02)
Rydex Titan 500	53.56%	N/A	N/A	N/A	-2.52% (04/30/02)
Rydex Transportation	19.44%	N/A	N/A	N/A	-0.31% (01/08/02)
Rydex U.S. Government Bond	-1.51%	4.69%	N/A	N/A	6.94% (03/15/00)
Rydex Ursa	-24.33%	1.30%	N/A	N/A	3.23% (03/15/00)
Rydex Utilities	24.28%	N/A	N/A	N/A	-8.72% (01/08/02)
Rydex Velocity	96.87%	N/A	N/A	N/A	-1.42% (04/30/02)

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* Eligible Fund expenses in excess of defined amounts were reimbursed during one or more calendar years. Without this expense reimbursement any return percentages shown that include these calendar years would be lower.

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	Average Annual Total Return for a
	Contract Surrendered on 12/31/03
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period

	One	Three	Five	Ten	Since Eligible Fund
Sub-account	Year	Years	Years	Years	Inception Shown
Rydex Arktos	-37.93%	N/A	N/A	N/A	-1.13% (05/21/01)
Rydex Banking	30.56%	N/A	N/A	N/A	9.81% (05/02/01)
Rydex Basic Materials	30.29%	N/A	N/A	N/A	3.31% (05/02/01)
Rydex Biotechnology	40.85%	N/A	N/A	N/A	-9.52% (05/02/01)
Rydex Consumer Products	20.77%	N/A	N/A	N/A	6.34% (05/29/01)
Rydex Electronics	68.31%	N/A	N/A	N/A	-12.88% (08/03/01)
Rydex Energy	21.92%	N/A	N/A	N/A	-4.98% (05/29/01)
Rydex Energy Services	7.45%	N/A	N/A	N/A	-14.31% (05/02/01)
Rydex Financial Services	27.77%	N/A	N/A	N/A	1.42% (07/20/01)
Rydex Health Care	28.61%	N/A	N/A	N/A	-2.56% (06/19/01)
Rydex Internet	62.93%	N/A	N/A	N/A	-19.10% (05/23/01)
Rydex Large Cap Europe	41.80%	N/A	N/A	N/A	3.91% (10/01/01)
Rydex Large Cap Japan	36.39%	N/A	N/A	N/A	-1.04% (10/01/01)
Rydex Leisure	33.69%	N/A	N/A	N/A	-7.47% (05/23/01)
Rydex Medius	51.07%	N/A	N/A	N/A	15.53% (10/01/01)
Rydex Mekros	62.81%	N/A	N/A	N/A	12.23% (10/01/01)
Rydex Nova	37.95%	-12.69%	-8.48%	N/A	0.38% (05/07/97)
Rydex OTC	44.12%	-17.52%	-7.63%	N/A	4.31%(05/07/97)
Rydex Precious Metals	39.65%	31.16%	11.06%	N/A	-0.21%(05/27/97)
Rydex Real Estate	29.15%	N/A	N/A	N/A	13.28% (10/01/01)
Rydex Retailing	34.06%	N/A	N/A	N/A	2.28% (07/23/01)
Rydex Technology	59.89%	N/A	N/A	N/A	-10.47% (05/02/01)
Rydex Telecommunications	32.49%	N/A	N/A	N/A	-14.19% (07/27/01)
Rydex Titan 500	53.56%	N/A	N/A	N/A	-1.05% (10/01/01)
Rydex Transportation	19.44%	N/A	N/A	N/A	0.34% (06/11/01)
Rydex U.S. Government Bond	-1.51%	4.69%	1.49%	N/A	4.79%(08/18/97)
Rydex Ursa Fund	-24.33%	1.30%	0.13%	N/A	-5.33% (06/10/97)
Rydex Utilities	24.28%	N/A	N/A	N/A	-17.22% (05/02/01)
Rydex Velocity	96.87%	N/A	N/A	N/A	-4.71% (10/01/01)

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* Eligible Fund expenses in excess of defined amounts were reimbursed during one or more calendar years. Without this expense reimbursement any return percentages shown that include these calendar years would be lower.

Change in Accumulation Unit Value

The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-accounts assumes the Contracts were available prior to that date on the Funds' inception date.

A Sub-account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Contracts annual .90% annuity asset charge. They do not reflect deductions for any premium taxes. The rates of change would be lower if these charges were included.

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	Average Annual Change	Average Annual Change
	In Accumulation Unit	in Accumulation Unit Value
	Value From Eligible Fund	over the period shown
	Inception Shown	through 12/31/03
Sub-account	through 12/31/03**	Three Years	Five Years	Ten Years
Rydex Arktos	-1.13% (05/21/01)	N/A	N/A	N/A
Rydex Banking	9.81% (05/02/01)	N/A	N/A	N/A
Rydex Basic Materials	3.31% (05/02/01)	N/A	N/A	N/A
Rydex Biotechnology	-9.52% (05/02/01)	N/A	N/A	N/A
Rydex Consumer Products	6.34% (05/29/01)	N/A	N/A	N/A
Rydex Electronics	-12.88% (08/03/01)	N/A	N/A	N/A
Rydex Energy	-4.98% (05/29/01)	N/A	N/A	N/A
Rydex Energy Services	-14.31% (05/02/01)	N/A	N/A	N/A
Rydex Financial Services	1.42% (07/20/01)	N/A	N/A	N/A
Rydex Health Care	-2.56% (06/19/01)	N/A	N/A	N/A
Rydex Internet	-19.10% (05/23/01)	N/A	N/A	N/A
Rydex Large Cap Europe	3.91% (10/01/01)	N/A	N/A	N/A
Rydex Large Cap Japan	-1.04% (10/01/01)	N/A	N/A	N/A
Rydex Leisure	-7.47% (05/23/01)	N/A	N/A	N/A
Rydex Medius	15.53% (10/01/01)	N/A	N/A	N/A
Rydex Mekros	12.23% (10/01/01)	N/A	N/A	N/A
Rydex Nova	0.38% (05/07/97)	-12.69%	-8.48%	N/A
Rydex OTC	4.31% (05/07/97)	-17.52%	-7.63%	N/A
Rydex Precious Metals	-0.21% (05/27/97)	31.16%	11.06%	N/A
Rydex Real Estate	13.28% (10/01/01)	N/A	N/A	N/A
Rydex Retailing	2.28% (07/23/01)	N/A	N/A	N/A
Rydex Technology	-10.47% (05/02/01)	N/A	N/A	N/A
Rydex Telecommunications	-14.19% (07/27/01)	N/A	N/A	N/A
Rydex Titan 500	-1.05% (10/01/01)	N/A	N/A	N/A
Rydex Transportation	0.34% (06/11/01)	N/A	N/A	N/A
Rydex U.S. Government Bond	4.79%(08/18/97)	4.69%	1.49%	N/A
Rydex Ursa Fund	-5.33%(06/10/97)	1.30%	0.13%	N/A
Rydex Utilities	-17.22% (05/02/01)	N/A	N/A	N/A
Rydex Velocity	-4.71% (10/01/01)	N/A	N/A	N/A

	12-Month Period Change in Accumulation
	Unit Value**
Sub-account	1997	1998	1999	2000	2001	2002	2003
Rydex Arktos	N/A	N/A	N/A	N/A	14.40%*	36.72%	-37.93%
Rydex Banking	N/A	N/A	N/A	N/A	-0.56%*	-1.16%	30.56%
Rydex Basic Materials	N/A	N/A	N/A	N/A	-2.76%*	-13.91%	30.29%
Rydex Biotechnology	N/A	N/A	N/A	N/A	0.36%*	-45.81%	40.85%
Rydex Consumer Products	N/A	N/A	N/A	N/A	2.33%*	-5.11%	20.77%
Rydex Electronics	N/A	N/A	N/A	N/A	-13.01%*	-51.01%	68.31%
Rydex Energy	N/A	N/A	N/A	N/A	-16.42%*	-14.04%	21.92%
Rydex Energy Services	N/A	N/A	N/A	N/A	-31.75%*	-9.65%	7.45%
Rydex Financial Services	N/A	N/A	N/A	N/A	-4.69%*	-15.01%	27.77%
Rydex Health Care	N/A	N/A	N/A	N/A	-6.92%*	-21.78%	28.61%
Rydex Internet	N/A	N/A	N/A	N/A	-35.51%*	-45.24%	62.93%
Rydex Large Cap Europe	N/A	N/A	N/A	N/A	12.38%*	-31.59%	41.80%
Rydex Large Cap Japan	N/A	N/A	N/A	N/A	-14.17%*	-16.57%	36.39%
Rydex Leisure	N/A	N/A	N/A	N/A	-27.65%*	-15.56%	33.69%
Rydex Medius	N/A	N/A	N/A	N/A	21.00%*	-24.30%	51.07%
Rydex Mekros	N/A	N/A	N/A	N/A	25.38%*	-36.50%	62.81%
Rydex Nova	22.50%*	30.40%	22.16%	-21.01%	-24.27%	-36.30%	37.95%
Rydex OTC	6.88%*	84.15%	95.11%	-38.56%	-35.76%	-39.40%	44.12%
Rydex Precious Metals	-29.64%*	-17.02%	-7.31%	-19.21%	11.98%	44.29%	39.65%
Rydex Real Estate	N/A	N/A	N/A	N/A	3.72%*	-1.17%	29.15%
Rydex Retailing	N/A	N/A	N/A	N/A	2.80%*	-23.34%	34.06%
Rydex Technology	N/A	N/A	N/A	N/A	-21.21%*	-40.89%	59.89%
Rydex Telecommunications	N/A	N/A	N/A	N/A	-8.02%*	-43.43%	32.49%
Rydex Titan 500	N/A	N/A	N/A	N/A	18.16%*	-46.19%	53.56%
Rydex Transportation	N/A	N/A	N/A	N/A	-2.31%*	-13.54%	19.44%
Rydex U.S. Government Bond	10.60%*	13.18%	-21.22%	19.09%	-0.88%	17.55%	-1.51%
Rydex Ursa Fund	-11.41%*	-21.71%	-15.83%	15.02%	13.96%	20.56%	-24.33%
Rydex Utilities	N/A	N/A	N/A	N/A	-25.79%*	-34.48%	24.28%
Rydex Velocity	N/A	N/A	N/A	N/A	59.98%*	-71.52%	96.87%

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* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.

** Eligible Fund expenses in excess of defined amounts were reimbursed during one or more calendar years. Without this expense reimbursement any return percentages shown that include these calendar years would be lower.

Yield for Rydex U.S. Government Money Market Sub-account

Yield percentages for the Rydex U.S. Government Money Market Sub-account are calculated using the method prescribed by the Securities and Exchange Commission. Yields reflect the deduction of the annual .90% asset-based Contract charges. Yields do not reflect premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

Yield equals:   (A - B - 1) x  365

                             C                 7

Where:
A	=	the Accumulation Unit value at the end of the 7-day period.

B	=	$0.00.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Rydex U.S. Government Money Market Sub-account will continue over an entire year.

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For the 7-day period ended 12/31/03, the yield for Rydex U.S. Government Money Market Sub-account was -0.90%.

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FINANCIAL STATEMENTS

The financial statements of the Variable Account, Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Assets and Liabilities
December 31, 2003

Assets
Investments at market value:	Shares	Cost	Value

AIM Variable Insurance Funds, Inc. :
AIM VI Capital Appreciation Series I	806,498	$29,195,424	$17,162,283
AIM VI Growth Series I	151,764	4,234,194	2,250,656
AIM VI International Growth Series I	1,810,017	32,363,335	29,032,673
AIM VI Premier Equity Series I	1,167,957	37,072,610	23,627,775

Alger American Fund :
Alger American Growth Portfolio	1,351,121	70,162,556	44,978,824
Alger American Small Capitalization Portfolio	706,703	29,495,427	12,282,493

AllianceBernstein Variable Products Series Fund, Inc. :
AllianceBernstein Global Bond Portfolio (A)	1,428,328	16,878,362	19,282,430
AllianceBernstein Global Bond Portfolio (B)	422,717	4,683,190	5,664,409
AllianceBernstein Growth & Income Portfolio (A)	197,179	4,327,510	4,298,501
AllianceBernstein Growth & Income Portfolio (B)	2,126,902	47,395,613	45,983,625
AllianceBernstein Growth Portfolio (B)	72,974	1,047,193	1,150,073
AllianceBernstein International Portfolio (B)	32,460	361,901	419,704
AllianceBernstein Premier Growth Portfolio (A)	2,456,763	68,055,376	53,016,937
AllianceBernstein Premier Growth Portfolio (B)	1,489,518	57,046,498	31,771,421
AllianceBernstein Real Estate Investment Portfolio (A)	53,882	531,134	841,633
AllianceBernstein Technology Portfolio (B)	1,212,388	41,232,486	17,397,766
AllianceBernstein Total Return Portfolio (B)	80,674	1,372,163	1,427,115
AllianceBernstein Worldwide Privatization Portfolio (B)	114,014	1,367,886	1,851,594

Brinson Series Trust :
UBS Global AM Tactical Allocation	998,642	16,217,872	12,263,325

Fidelity VIP Funds :
Fidelity VIP Equity Income Fund - SC2	1,653,702	35,343,405	37,968,990
Fidelity VIP III Dynamic Capital Appreciation Fund-SC2	149,714	907,046	1,050,989
Fidelity VIP III Growth Opportunities Fund - SC2	1,098,645	16,841,210	16,457,703

Franklin Templeton Funds:
Templeton Developing Markets Securities Fund 2	296,898	2,054,956	2,105,006

Liberty Variable Investment Trust :
Colonial Small Cap Value Fund, VS (A)	536,862	5,120,100	7,639,543
Colonial Small Cap Value Fund, VS (B)	1,112,326	12,238,780	15,817,272
Colonial Strategic Income Fund, VS (A)	7,394,378	83,206,047	72,464,904
Colonial Strategic Income Fund, VS (B)	4,605,142	43,728,880	45,130,395
Columbia High Yield Fund II, VS (A)	912,958	8,326,355	8,600,060
Columbia High Yield Fund II, VS (B)	2,389,184	21,869,597	22,506,109
Columbia International Fund , VS (A)	29,382,206	49,048,452	49,655,929
Columbia International Fund , VS (B)	3,601,601	4,476,723	6,086,705
Columbia Real Estate Equity Fund II, VS (B)	180,476	1,805,790	1,983,432
Liberty All-Star Equity Fund, VS (A)	3,275,584	37,801,343	35,802,131
Liberty All-Star Equity Fund, VS (B)	368,234	4,461,936	4,024,803
Liberty Asset Allocation Fund, VS (A)	5,578,857	90,129,492	76,988,228

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Assets and Liabilities
December 31, 2003

Assets (continued)
	Shares	Cost	Value
Liberty Variable Investment Trust (continued):
Liberty Growth & Income Fund VS, (A)	9,480,377	$147,138,868	$134,147,331
Liberty Growth & Income Fund, VS (B)	2,611,933	39,665,670	36,932,735
Liberty Select Value Fund, VS (A)	8,488	102,087	130,882
Liberty Select Value Fund, VS (B)	2,081,129	27,918,396	32,070,195
Liberty S&P 500 Index Fund, VS (A)	8,576	102,238	82,503
Liberty S&P 500 Index Fund, VS (B)	4,116,272	39,966,088	39,475,050
Newport Tiger Fund, VS (A)	3,483,460	6,434,921	7,245,597
Newport Tiger Fund, VS (B)	1,163,202	2,232,243	2,465,989
Wanger Foreign Forty Fund	296,925	3,601,150	4,118,354
Wanger International Small Cap Fund	802,189	12,891,920	15,787,070
Wanger Twenty Fund	1,114,754	17,019,068	20,678,694
Wanger US Smaller Companies Fund	1,907,597	40,405,923	50,570,392

MFS Variable Insurance Trust :
MFS Bond Series IC	324,975	3,662,172	3,961,448
MFS Emerging Growth Series IC	933,428	16,719,379	14,477,464
MFS Emerging Growth Series SC	387,105	10,267,650	5,965,282
MFS Investors Growth Stock Series SC	1,758,637	18,844,883	15,071,517
MFS Investors Trust Series SC	959,367	16,697,818	15,599,304
MFS New Discovery Series SC	555,818	8,225,979	7,698,082
MFS Research Series IC	1,697,136	28,974,011	22,656,768

Rydex Variable Trust :
Rydex Arktos Fund	154,600	3,898,942	3,724,320
Rydex Banking Fund	649	20,677	21,091
Rydex Basic Materials Fund	256	6,824	7,087
Rydex Biotechnology Fund	259	4,900	4,938
Rydex Consumer Products Fund	245	7,059	7,204
Rydex Electronics Fund	214	2,529	3,619
Rydex Energy Services Fund	2,055	28,987	32,034
Rydex Financial Services Fund	1	22	27
Rydex Health Care Fund	241	5,317	5,859
Rydex Internet Fund	273	3,041	4,011
Rydex Juno Fund	4,141	101,039	102,788
Rydex Lg Cap Europe Fund	447	10,489	10,220
Rydex Lg Cap Japan Fund	66	1,646	1,671
Rydex Medius Fund	6,035	156,503	149,318
Rydex Mekros Fund	13,278	420,929	395,011
Rydex Nova Fund	63,424	424,582	457,284
Rydex OTC Fund	241,903	5,013,287	3,183,440
Rydex Precious Metals Fund	24,255	178,245	242,306
Rydex Telecommunications Fund	4,201	56,880	76,547
Rydex Titan 500 Fund	1,660	39,484	35,835
Rydex Ursa Fund	37,276	221,658	215,455
Rydex US Gov't Bond Fund	645,621	7,450,042	7,534,388
Rydex US Gov't Money Mkt Fund	14,541,766	14,541,766	14,541,766
Rydex Utilities Fund	461	6,129	6,890
Rydex Velocity 100 Fund	4,361	92,274	94,759

SteinRoe Variable Investment Trust :
Liberty Federal Securities Fund, VS (A)	4,783,694	50,293,610	53,577,372
Liberty Federal Securities Fund, VS (B)	7,851,028	84,286,500	87,303,436
Liberty Asset Allocation Fund, VS (B)	3,780,194	55,519,184	51,977,662
Liberty Money Market Fund, VS (A)	120,466,243	120,466,243	120,466,243
Liberty Small Company Growth Fund, VS (A)	796,129	11,379,833	7,905,566
SteinRoe Growth Stock Fund, VS (A)	1,926,534	85,203,984	46,776,239
SteinRoe Growth Stock Fund, VS (B)	884,818	36,788,723	21,403,752

Total Assets		$1,797,902,634	$1,578,388,231

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Assets and Liabilities
December 31, 2003

Net Assets
	Deferred Variable Annuity Contracts		Variable Annuity Reserve
	Units	Value	Units	Value	Total
AIM VI Capital Appreciation Series I	1,427,858	14,305,202	280,760	2,857,081	$17,162,283
AIM VI Growth Series I	202,983	1,440,793	113,494	809,863	2,250,656
AIM VI International Growth Series I	2,908,791	25,758,556	462,085	3,274,117	29,032,673
AIM VI Premier Equity Series I	2,929,674	20,333,832	470,966	3,293,944	23,627,775
Alger American Growth Portfolio	2,559,808	38,973,860	390,249	6,004,964	44,978,824
Alger American Small Capitalization Portfolio	1,244,601	11,382,462	98,056	900,031	12,282,493
AllianceBernstein Global Bond Portfolio (A)	1,177,255	15,229,858	313,559	4,052,572	19,282,430
AllianceBernstein Global Bond Portfolio (B)	445,194	5,664,409	-	-	5,664,409
AllianceBernstein Growth & Income Portfolio (A)	282,199	3,769,978	39,562	528,523	4,298,501
AllianceBernstein Growth & Income Portfolio (B)	3,578,733	37,816,891	772,234	8,166,734	45,983,625
AllianceBernstein Growth Portfolio (B)	49,404	486,067	67,271	664,006	1,150,073
AllianceBernstein International Portfolio (B)	27,624	306,621	10,155	113,084	419,704
AllianceBernstein Premier Growth Portfolio (A)	3,239,951	46,540,034	467,857	6,476,903	53,016,937
AllianceBernstein Premier Growth Portfolio (B)	4,372,634	27,875,264	607,541	3,896,157	31,771,421
AllianceBernstein Real Estate Investment Portfolio (A)	49,033	785,248	3,521	56,385	841,633
AllianceBernstein Technology Portfolio (A)	2,332,044	16,077,693	190,634	1,320,073	17,397,766
AllianceBernstein Total Return Portfolio (B)	81,647	843,476	56,311	583,639	1,427,115
AllianceBernstein Worldwide Privatization Portfolio (B)	162,807	1,463,813	42,937	387,781	1,851,594
Colonial Small Cap Value Fund, VS (A)	373,241	5,394,967	154,380	2,244,576	7,639,543
Colonial Small Cap Value Fund, VS (B)	984,260	14,214,567	110,247	1,602,705	15,817,272
Colonial Strategic Income Fund, VS (A)	3,505,364	63,217,112	519,599	9,247,792	72,464,904
Colonial Strategic Income Fund, VS (B)	2,043,894	36,605,872	522,809	8,524,523	45,130,395
Columbia International Fund, VS (A)	4,282,306	43,774,684	549,740	5,881,245	49,655,929
Columbia International Fund, VS (B)	332,145	4,516,461	115,349	1,570,244	6,086,705
Columbia High Yield Fund II, VS (A)	777,761	7,208,804	150,235	1,391,256	8,600,060
Columbia High Yield Fund II, VS (B)	2,143,849	19,656,403	308,934	2,849,706	22,506,109
Columbia Real Estate Equity Fund II, VS (B)	87,924	1,309,389	44,994	674,043	1,983,432
Fidelity VIP Equity Income Fund - SC2	3,158,966	33,285,754	442,506	4,683,236	37,968,990
Fidelity VIP III Dynamic Capital Appreciation Fund	91,219	1,050,989	9,374	-	1,050,989
Fidelity VIP III Growth Opportunities Fund - SC2	2,182,569	15,027,576	206,735	1,430,127	16,457,703
Liberty All-Star Equity Fund, VS (A)	2,746,302	31,588,787	364,521	4,213,344	35,802,131
Liberty All-Star Equity Fund, VS (B)	424,211	3,679,180	29,978	345,622	4,024,803
Liberty Asset Allocation Fund, VS (A)	2,035,441	55,514,114	823,998	21,474,114	76,988,228
Liberty Asset Allocation Fund, VS (B)	1,439,127	38,976,762	671,001	13,000,900	51,977,662
Liberty Federal Securities Fund, VS (A)	1,931,800	45,510,058	328,928	8,067,314	53,577,372
Liberty Federal Securities Fund, VS (B)	3,099,194	72,836,209	603,219	14,467,227	87,303,436
Liberty Growth & Income Fund, VS (A)	4,799,810	118,797,343	687,157	15,349,988	134,147,331
Liberty Growth & Income Fund, VS (B)	1,337,807	33,020,597	212,546	3,912,138	36,932,735
Liberty Money Market Fund, VS (A)	6,605,873	102,068,139	1,207,964	18,398,104	120,466,243
Liberty S&P 500 Index Fund, VS (B)	4,753,156	35,256,690	566,539	4,218,360	39,475,050
Liberty Select Value Fund, VS (B)	2,510,892	29,689,448	200,438	2,380,747	32,070,195
Liberty Small Company Growth Fund, VS (A)	227,201	7,375,199	18,924	530,367	7,905,566
MFS Bond Series IC	269,139	3,578,054	28,839	383,394	3,961,448
MFS Emerging Growth Series IC	1,092,056	12,833,687	142,916	1,643,777	14,477,464
MFS Emerging Growth Series SC	476,527	5,563,861	35,857	401,421	5,965,282
MFS Investors Growth Stock Series SC	2,491,332	13,998,947	190,043	1,072,570	15,071,517
MFS Investors Trust Series SC	1,906,328	14,259,938	178,249	1,339,366	15,599,304
MFS New Discovery Series SC	955,343	7,195,210	66,494	502,872	7,698,082
MFS Research Series IC	1,734,498	20,379,356	196,310	2,277,411	22,656,768
Newport Tiger Fund, VS (A)	635,530	6,480,963	78,952	764,633	7,245,597
Newport Tiger Fund, VS (B)	219,125	2,278,616	19,744	187,373	2,465,989
Rydex Arktos Fund	170,517	3,724,320	-	-	3,724,320
Rydex Banking Fund	661	21,091	-	-	21,091
Rydex Basic Materials Fund	256	7,087	-	-	7,087
Rydex Biotechnology Fund	249	4,938	-	-	4,938
Rydex Consumer Products Fund	246	7,204	-	-	7,204
Rydex Electronics Fund	182	3,619	-	-	3,619
Rydex Energy Services Fund	1,297	32,034	-	-	32,034
Rydex Financial Services Fund	1	27	-	-	27
Rydex Health Care Fund	228	5,859	-	-	5,859
Rydex Internet Fund	189	4,011	-	-	4,011
Rydex Juno Fund	3,957	102,788	-	-	102,788
Rydex Large Cap Europe Fund	400	10,220	-	-	10,220
Rydex Large Cap Japan Fund	60	1,671	-	-	1,671
Rydex Medius Fund	5,760	149,318	-	-	149,318
Rydex Mekros Fund	15,722	395,011	-	-	395,011
Rydex Nova Fund	33,668	457,284	-	-	457,284
Rydex OTC Fund	894,523	2,993,394	58,686	190,046	3,183,440
Rydex Precious Metals Fund	4,462	242,306	-	-	242,306

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Assets and Liabilities
December 31, 2003

Net Assets (continued)
	Deferred Variable Annuity Contracts		Variable Annuity Reserve
	Units	Value	Units	Value	Total
Rydex Telecommunications Fund	3,921	$76,547	-	-	$76,547
Rydex Titan 500 Fund	1,496	35,835	-	-	35,835
Rydex Ursa Fund	7,213	215,455	-	-	215,455
Rydex US Government Bond Fund	236,748	7,534,388	-	-	7,534,388
Rydex US Government Money Market Fund	561,489	14,541,766	-	-	14,541,766
Rydex Utilities Fund	330	6,890	-	-	6,890
Rydex Velocity 100 Fund	3,882	94,759	-	-	94,759
SteinRoe Growth Stock Fund VS (A)	1,201,457	39,426,117	247,035	7,350,123	46,776,239
SteinRoe Growth Stock Fund VS (B)	564,136	18,614,377	144,682	2,789,375	21,403,752
Templeton Developing Markets Sec Fund 2	209,350	1,986,798	12,372	118,208	2,105,006
UBS Global AM Tactical Allocation	954,633	7,939,629	484,473	4,323,696	12,263,325
Wanger Foreign Forty Fund	455,206	3,716,872	48,961	401,482	4,118,354
Wanger International Small Cap Fund	1,703,938	14,760,291	118,044	1,026,779	15,787,070
Wanger Twenty Fund	1,473,688	19,351,732	100,719	1,326,963	20,678,694
Wanger US Smaller Companies Fund	3,473,114	46,603,576	294,593	3,966,816	50,570,392

Net Asset of contracts owners		$1,358,265,000		$219,909,842	$1,578,174,842

Retained by Keyport Life Insurance Company					213,389

Total Net Assets					$1,578,388,231

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	AIM VI Capital Appreciation Series I	AIM VI Growth Series I	AIM VI International Growth Series I
	2003	2003	2003
Income
Dividends	$-	$-	$141,747

Expenses
Mortality and expense risk and administrative charges	252,436	30,082	379,661
Net investment income (loss)	$(252,436)	$(30,082)	$(237,914)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(1,676,073)	$(472,665)	$143
Realized gain distributions	-		-
Realized gain (loss)	$(1,676,073)	$(472,665)	$143

Change in unrealized appreciation (depreciation) during the period	$5,756,247	$1,035,128	$6,490,837

Net increase (decrease) in net assets from operations	$3,827,738	$532,381	$6,253,066

	AIM VI Premier Equity Series I	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
	2003	2003	2003
Income
Dividends	$65,396	$-	$-

Expenses
Mortality and expense risk and administrative charges	367,210	611,884	166,378
Net investment income (loss)	$(301,814)	$(611,884)	$(166,378)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(2,144,663)	$(6,863,169)	$(2,045,821)
Realized gain distributions	-	-	-
Realized gain (loss)	$(2,144,663)	$(6,863,169)	$(2,045,821)

Change in unrealized appreciation (depreciation) during the period	$7,051,141	$19,023,828	$5,699,992

Net increase (decrease) in net assets from operations	$4,604,664	$11,548,775	$3,487,793

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	AllianceBernstein Global Bond Portfolio (A)	AllianceBernstein Global Bond Portfolio (B)	AllianceBernstein Growth & Income Portfolio (A)
	2003	2003	2003
Income
Dividends	$1,175,503	$321,145	$41,403
Expenses
Mortality and expense risk and administrative charges	282,020	85,347	62,242
Net investment income (loss)	$893,483	$235,798	$(20,839)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$145,708	$74,854	$(165,592)
Realized gain distributions	-	-	-
Realized gain (loss)	$145,708	$74,854	$(165,592)

Change in unrealized appreciation (depreciation) during the period	$1,109,893	$304,399	$1,222,226

Net increase (decrease) in net assets from operations	$2,149,084	$615,051	$1,035,795

	AllianceBernstein Growth & Income Portfolio (B)	AllianceBernstein Growth Portfolio (B)	AllianceBernstein International Portfolio (B)
	2003	2003	2003
Income
Dividends	$327,178	$-	$321
Expenses
Mortality and expense risk and administrative charges	599,238	14,747	5,414
Net investment income (loss)	$(272,060)	$(14,747)	$(5,093)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(107,577)	$(17,513)	$5,010
Realized gain distributions	-	-	-
Realized gain (loss)	$(107,577)	$(17,513)	$5,010

Change in unrealized appreciation (depreciation) during the period	$10,755,541	$288,964	$102,393

Net increase (decrease) in net assets from operations	$10,375,904	$256,704	$102,310

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	AllianceBernstein Premier Growth Portfolio (A)	AllianceBernstein Premier Growth Portfolio (B)	AllianceBernstein Real Estate Investment Portfolio (A)
	2003	2003	2003
Income
Dividends	$-	$-	$20,520
Expenses
Mortality and expense risk and administrative charges	759,301	467,317	10,857
Net investment income (loss)	$(759,301)	$(467,317)	$9,663

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(8,224,952)	$(3,418,865)	$30,538
Realized gain distributions	-	-	-
Realized gain (loss)	$(8,224,952)	$(3,418,865)	$30,538

Change in unrealized appreciation (depreciation) during the period	$19,067,152	$9,645,899	$207,039

Net increase (decrease) in net assets from operations	$10,082,899	$5,759,717	$247,240

	AllianceBernstein Technology Portfolio (B)	AllianceBernstein Total Return Portfolio (B)	AllianceBernstein Worldwide Privatization Portfolio (B)
	2003	2003	2003
Income
Dividends	$-	$37,649	$13,915
Expenses
Mortality and expense risk and administrative charges	261,372	19,156	20,560
Net investment income (loss)	$(261,372)	$18,493	$(6,645)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(1,204,214)	$19,638	$21,419
Realized gain distributions	-	-	-
Realized gain (loss)	$(1,204,214)	$19,638	$21,419

Change in unrealized appreciation (depreciation) during the period	$6,530,242	$184,067	$491,362

Net increase (decrease) in net assets from operations	$5,064,656	$222,198	$506,136

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Colonial Small Cap Value Fund, VS (A)	Colonial Small Cap Value Fund, VS (B)	Colonial Strategic Income Fund, VS (A)
	2003	2003	2003
Income
Dividends	$19,440	$40,458	$5,147,833
Expenses
Mortality and expense risk and administrative charges	98,193	199,852	1,036,503
Net investment income (loss)	$(78,753)	$(159,394)	$4,111,330

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(82,596)	$(13,145)	$(246,439)
Realized gain distributions	166,348	345,273	-
Realized gain (loss)	$83,752	$332,128	$(246,439)

Change in unrealized appreciation (depreciation) during the period	$2,033,264	$4,039,315	$7,250,696

Net increase (decrease) in net assets from operations	$2,038,263	$4,212,049	$11,115,587

	Colonial Strategic Income Fund, VS (B)	Columbia International Fund, VS (A) [1]	Exeter Growth Fund
	2003	2003	2003
Income
Dividends	$3,106,072	$517,740	$6,338
Expenses
Mortality and expense risk and administrative charges	574,687	567,521	936
Net investment income (loss)	$2,531,385	$(49,781)	$5,402

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$146,609	$388,497	$(3,351)
Realized gain distributions	-	-	-
Realized gain (loss)	$146,609	$388,497	$(3,351)

Change in unrealized appreciation (depreciation) during the period	$3,035,962	$13,193,081	$34,924

Net increase (decrease) in net assets from operations	$5,713,956	$13,531,797	$36,975

	1 Changed name from Colonial International Fund for Growth VS (A) effective 04/04/2003 and merged with Stein Roe Global Utilities effective 04/14/2003.

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Exeter Moderate Growth Fund	Fidelity VIP Equity Income Fund - SC2	Fidelity VIP III Dynamic Capital Appreciation Fund-SC2
	2003	2003	2003
Income
Dividends	$4,093	$377,787	$-
Expenses
Mortality and expense risk and administrative charges	565	435,882	11,475
Net investment income (loss)	$3,528	$(58,095)	$(11,475)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$759	$28,801	$(1,266)
Realized gain distributions	7	-	-
Realized gain (loss)	$766	$28,801	$(1,266)

Change in unrealized appreciation (depreciation) during the period	$13,214	$7,573,496	$164,643

Net increase (decrease) in net assets from operations	$17,508	$7,544,202	$151,902

	Fidelity VIP III Growth Opportunities Fund - SC2	Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (B)
	2003	2003	2003
Income
Dividends	$50,765	$61,417	$6,836
Expenses
Mortality and expense risk and administrative charges	202,036	443,657	49,576
Net investment income (loss)	$(151,271)	$(382,240)	$(42,740)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(38,513)	$(1,311,192)	$(115,414)
Realized gain distributions	-	-	-
Realized gain (loss)	$(38,513)	$(1,311,192)	$(115,414)

Change in unrealized appreciation (depreciation) during the period	$3,295,190	$11,750,589	$1,151,140

Net increase (decrease) in net assets from operations	$3,105,406	$10,057,157	$992,986

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Liberty Asset Allocation Fund, VS (A) [2]	Liberty Asset Allocation Fund, VS (B) [3]	Liberty Federal Securities Fund, VS (A)
	2003	2003	2003
Income
Dividends	$2,431,547	$1,365,031	$2,704,242
Expenses
Mortality and expense risk and administrative charges	1,062,827	716,108	891,219
Net investment income (loss)	$1,368,720	$648,923	$1,813,023

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(3,518,507)	$74,478	$420,791
Realized gain distributions	-	-	-
Realized gain (loss)	$(3,518,507)	$74,478	$420,791

Change in unrealized appreciation (depreciation) during the period	$14,950,740	$7,346,857	$(1,563,282)

Net increase (decrease) in net assets from operations	$12,800,953	$8,070,258	$670,532

	Liberty Federal Securities Fund, VS (B)	Liberty Growth & Income Fund, VS (A) [4]	Liberty Growth & Income Fund, VS (B) [5]
	2003	2003	2003
Income
Dividends	$3,272,405	$1,769,963	$412,442
Expenses
Mortality and expense risk and administrative charges	1,318,148	1,612,823	475,298
Net investment income (loss)	$1,954,257	$157,140	$(62,856)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(68,154)	$(759,199)	$(41,499)
Realized gain distributions	-	-	-
Realized gain (loss)	$(68,154)	$(759,199)	$(41,499)

Change in unrealized appreciation (depreciation) during the period	$(1,347,215)	$25,363,633	$6,130,888

Net increase (decrease) in net assets from operations	$538,888	$24,761,574	$6,026,533

2 Changed name from SteinRoe Balance Fund (A) effective 04/04/2003

3 Changed name from SteinRoe Balance Fund (B) effective 04/04/2003

4 Changed name from Colonial US Growth & Income Fund VS (A) effective 04/04/2003

5 Changed name from Colonial US Growth & Income Fund VS (B) effective 04/04/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Liberty Money Market Fund, VS (A) [6]	Liberty S&P 500 Index Fund, VS (B)	Liberty Select Value Fund, VS (B)
	2003	2003	2003
Income
Dividends	$1,051,553	$309,361	$48,533
Expenses
Mortality and expense risk and administrative charges	2,169,226	479,242	409,125
Net investment income (loss)	$(1,117,673)	$(169,881)	$(360,592)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$-	$(54,772)	$9,996
Realized gain distributions	-	-	-
Realized gain (loss)	$-	$(54,772)	$9,996

Change in unrealized appreciation (depreciation) during the period	$-	$7,538,778	$6,603,845

Net increase (decrease) in net assets from operations	$(1,117,673)	$7,314,125	$6,253,249

	Liberty Small Company Growth Fund, VS (A) [7]	MFS Bond Series IC	MFS Emerging Growth Series IC
	2003	2003	2003
Income
Dividends	$-	$249,809	$-
Expenses
Mortality and expense risk and administrative charges	91,474	59,133	201,136
Net investment income (loss)	$(91,474)	$190,676	$(201,136)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(163,273)	$50,365	$(2,129,378)
Realized gain distributions	-	-	-
Realized gain (loss)	$(163,273)	$50,365	$(2,129,378)

Change in unrealized appreciation (depreciation) during the period	$2,489,207	$82,378	$5,736,067

Net increase (decrease) in net assets from operations	$2,234,460	$323,419	$3,405,553

	6 Changed name from SteinRoe Money Market Fund effective 04/04/2003 7 Changed name from SteinRoe Small Company Growth Fund VS (A) effective 04/11/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	MFS Emerging Growth Series SC	MFS Investors Growth Stock Series SC	MFS Investors Trust Series SC
	2003	2003	2003
Income
Dividends	$-	$-	$53,609
Expenses
Mortality and expense risk and administrative charges	88,729	193,211	196,009
Net investment income (loss)	$(88,729)	$(193,211)	$(142,400)

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(191,718)	$(17,106)	$(106,630)
Realized gain distributions	-	-	-
Realized gain (loss)	$(191,718)	$(17,106)	$(106,630)

Change in unrealized appreciation (depreciation) during the period	$1,557,668	$2,381,357	$2,594,004

Net increase (decrease) in net assets from operations	$1,277,221	$2,171,040	$2,344,974

	MFS New New Discovery Series SC	MFS Research Series IC	Newport Tiger Fund, VS (A)
	2003	2003	2003
Income
Dividends	$-	$143,517	$174,229
Expenses
Mortality and expense risk and administrative charges	104,491	305,019	94,929
Net investment income (loss)	$(104,491)	$(161,502)	$79,300

Realized gains (losses) on investment
Realized gain (loss) on sales of fund shares	$(35,772)	$(2,483,573)	$(211,922)
Realized gain distributions	-	-	-
Realized gain (loss)	$(35,772)	$(2,483,573)	$(211,922)

Change in unrealized appreciation (depreciation) during the period	$1,855,346	$7,021,958	$2,421,385

Net increase (decrease) in net assets from operations	$1,715,083	$4,376,883	$2,288,763

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Newport Tiger Fund, VS (B)	Rydex Arktos Fund	Rydex Medius Fund
	2003	2003	2003
Income
Dividends	$16,489	$7,918	$-
Expenses
Mortality and expense risk and administrative charges	27,018	5,007	289
Net investment income (loss)	$(10,529)	$2,911	$(289)

Realized gains (losses) on investment
Realized gain (loss)	$10,601	$(4,972)	$7,937
Realized gain distributions	-	-	11,157
Realized gain (loss)	$10,601	$(4,972)	$19,094

Change in unrealized appreciation (depreciation) during the period	$649,444	$(180,198)	$(7,224)

Net increase (decrease) in net assets from operations	$649,516	$(182,259)	$11,581

	Rydex Mekros Fund	Rydex Nova Fund	Rydex OTC Fund
	2003	2003	2003
Income
Dividends	$22,166	$-	$-
Expenses
Mortality and expense risk and administrative charges	2,585	920	42,430
Net investment income (loss)	$19,581	$(920)	$(42,430)

Realized gains (losses) on investment
Realized gain (loss)	$176,001	$10,695	$(42,156)
Realized gain distributions	23,370	-	-
Realized gain (loss)	$199,371	$10,695	$(42,156)

Change in unrealized appreciation (depreciation) during the period	$(25,882)	$26,273	$977,310

Net increase (decrease) in net assets from operations	$193,070	$36,048	$892,724

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Rydex Precious Metals Fund	Rydex Telecommunication Fund	Rydex Titan 500 Fund
	2003	2003	2003
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk and administrative charges	1,659	426	60
Net investment income (loss)	$(1,659)	$(426)	$(60)

Realized gains (losses) on investment
Realized gain (loss)	$78,039	$2,145	$1,829
Realized gain distributions	-	1	4,691
Realized gain (loss)	$78,039	$2,146	$6,520

Change in unrealized appreciation (depreciation) during the period	$46,579	$14,079	$(3,261)

Net increase (decrease) in net assets from operations	$122,959	$15,799	$3,199

	Rydex Ursa Fund	Rydex US Gov't Bond Fund	Rydex US Gov't Money Market Fund
	2003	2003	2003
Income
Dividends	$-	$29,374	$521
Expenses
Mortality and expense risk and administrative charges	2,575	8,220	108,127
Net investment income (loss)	$(2,575)	$21,154	$(107,606)

Realized gains (losses) on investment
Realized gain (loss)	$(56,540)	$33,787	$-
Realized gain distributions	-	59,015	-
Realized gain (loss)	$(56,540)	$92,802	$-

Change in unrealized appreciation (depreciation) during the period	$(4,400)	$84,345	$-

Net increase (decrease) in net assets from operations	$(63,515)	$198,301	$(107,606)

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Rydex Utilities Fund	Rydex Velocity Fund	SteinRoe Growth Stock Fund VS (A)
	2003	2003	2003
Income
Dividends	$797	$5,394	$182,147
Expenses
Mortality and expense risk and administrative charges	478	252	663,619
Net investment income (loss)	$319	$5,142	$(481,472)

Realized gains (losses) on investment
Realized gain (loss)	$29,714	$7,571	$(12,694,272)
Realized gain distributions	-	-	-
Realized gain (loss)	$29,714	$7,571	$(12,694,272)

Change in unrealized appreciation (depreciation) during the period	$(3,714)	$4,160	$22,349,438

Net increase (decrease) in net assets from operations	$26,319	$16,873	$9,173,694

	SteinRoe Growth Stock Fund VS (B)	Templeton Developing Markets Securities Fund 2	UBS Global AM Tactical Allocation
	2003	2003	2003
Income
Dividends	$45,965	$17,826	$100,141
Expenses
Mortality and expense risk and administrative charges	305,416	27,059	174,765
Net investment income (loss)	$(259,451)	$(9,233)	$(74,624)

Realized gains (losses) on investment
Realized gain (loss)	$(561,986)	$(34,985)	$(1,527,011)
Realized gain distributions	-	-	-
Realized gain (loss)	$(561,986)	$(34,985)	$(1,527,011)

Change in unrealized appreciation (depreciation) during the period	$4,826,267	$679,664	$4,234,385

Net increase (decrease) in net assets from operations	$4,004,830	$635,446	$2,632,750

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Wanger Foreign Forty Fund	Wanger International Small Cap Fund	Wanger Twenty Fund
	2003	2003	2003
Income
Dividends	$9,226	$37,232	$-
Expenses
Mortality and expense risk and administrative charges	48,427	199,842	232,935
Net investment income (loss)	$(39,201)	$(162,610)	$(232,935)

Realized gains (losses) on investment
Realized gain (loss)	$15,510	$192,594	$(4,848)
Realized gain distributions	-	-	-
Realized gain (loss)	$15,510	$192,594	$(4,848)

Change in unrealized appreciation (depreciation) during the period	$1,118,436	$4,992,948	$3,734,398

Net increase (decrease) in net assets from operations	$1,094,745	$5,022,932	$3,496,615

	Wanger US Smaller Companies Fund	Columbia International Fund, VS (B) [8]	Columbia High Yield II Fund, VS (A) [9]
	2003	2003	2003
Income
Dividends	$-	$48,717	$465,911
Expenses
Mortality and expense risk and administrative charges	615,386	63,660	106,769
Net investment income (loss)	$(615,386)	$(14,943)	$359,142

Realized gains (losses) on investment
Realized gain (loss)	$815,741	$71,254	$52,641
Realized gain distributions	-	-	-
Realized gain (loss)	$815,741	$71,254	$52,641

Change in unrealized appreciation (depreciation) during the period	$13,978,465	$1,609,982	$273,705

Net increase (decrease) in net assets from operations	$14,178,820	$1,666,293	$685,488

	8 New fund effective 04/04/2003 9 New fund added effective 04/11/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Columbia High Yield II Fund, VS (B) [10]	Liberty Select Value Fund, VS (A)	Columbia Real Estate Equity Fund, VS (B) [11]
	2003	2003	2003
Income
Dividends	$943,351	$388	$34,781
Expenses
Mortality and expense risk and administrative charges	230,503	-	20,011
Net investment income (loss)	$712,848	$388	$14,770

Realized gains (losses) on investment
Realized gain (loss)	$(10,812)	$-	$20,603
Realized gain distributions	-	-	252,838
Realized gain (loss)	$(10,812)	$-	$273,441

Change in unrealized appreciation (depreciation) during the period	$636,512	$27,927	$177,641

Net increase (decrease) in net assets from operations	$1,338,548	$28,315	$465,852

	Rydex Banking Fund, VS (A)	Rydex Transportation Fund, VS (A)	Rydex Technology Fund, VS (A)
	2003	2003	2003
Income
Dividends	$51	$-	$-
Expenses
Mortality and expense risk and administrative charges	54	5	141
Net investment income (loss)	$(3)	$(5)	$(141)

Realized gains (losses) on investment
Realized gain (loss)	$3,784	$286	$(18,783)
Realized gain distributions	-	-	-
Realized gain (loss)	$3,784	$286	$(18,783)

Change in unrealized appreciation (depreciation) during the period	$414	$-	$-

Net increase (decrease) in net assets from operations	$4,195	$281	$(18,924)

	10 New fund effective 04/11/2003 11 New fund effective 04/11/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Rydex Real Estate Fund	Rydex Retailing Fund	Liberty Newport Japan Ops Fund (B)
	2003	2003	2003
Income
Dividends	$4,802	$-	$-
Expenses
Mortality and expense risk and administrative charges	86	3	19
Net investment income (loss)	$4,716	$(3)	$(19)

Realized gains (losses) on investment
Realized gain (loss)	$(10,087)	$354	$(1,493,226)
Realized gain distributions	8,351	-	-
Realized gain (loss)	$(1,736)	$354	$(1,493,226)

Change in unrealized appreciation (depreciation) during the period	$-	$-	$1,439,313

Net increase (decrease) in net assets from operations	$2,980	$351	$(53,932)

	Rydex Juno Fund[12]	Rydex Basic Materials Fund	Rydex Biotechnology Fund
	2003	2003	2003
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk and administrative charges	375	23	278
Net investment income (loss)	$(375)	$(23)	$(278)

Realized gains (losses) on investment
Realized gain (loss)	$46,130	$2,262	$(1,179)
Realized gain distributions	-	-	-
Realized gain (loss)	$46,130	$2,262	$(1,179)

Change in unrealized appreciation (depreciation) during the period	$1,749	$263	$39

Net increase (decrease) in net assets from operations	$47,504	$2,502	$(1,418)

12 New fund effective 05/14/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Rydex Energy Services Fund	Rydex Internet Fund	Rydex Leisure Fund
	2003	2003	2003
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk and administrative charges	125	190	1
Net investment income (loss)	$(125)	$(190)	$(1)

Realized gains (losses) on investment
Realized gain (loss)	$264	$7,735	$105
Realized gain distributions	-	-	-
Realized gain (loss)	$264	$7,735	$105

Change in unrealized appreciation (depreciation) during the period	$3,047	$970	$-

Net increase (decrease) in net assets from operations	$3,186	$8,515	$104

	Rydex Consumer Products Fund	Rydex Electronic Fund	Rydex Energy Fund
	2003	2003	2003
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk and administrative charges	3	188	1
Net investment income (loss)	$(3)	$(188)	$(1)

Realized gains (losses) on investment
Realized gain (loss)	$(40)	$8,310	$190
Realized gain distributions	1	-	-
Realized gain (loss)	$(39)	$8,310	$190

Change in unrealized appreciation (depreciation) during the period	$145	$1,090	$-

Net increase (decrease) in net assets from operations	$103	$9,212	$189

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Rydex Lg Cap Europe Fund	Rydex Lg Cap Japan Fund	Liberty S&P 500 Index Fund, VS (A)
	2003	2003	2003
Income
Dividends	$324	$-	$680
Expenses
Mortality and expense risk and administrative charges	53	82
Net investment income (loss)	$271	$(82)	$680

Realized gains (losses) on investment
Realized gain (loss)	$(2,542)	$11,252	$-
Realized gain distributions	-	-	-
Realized gain (loss)	$(2,542)	$11,252	$-

Change in unrealized appreciation (depreciation) during the period	$(269)	$25	$17,268

Net increase (decrease) in net assets from operations	$(2,540)	$11,195	$17,948

	Rydex Financial Services Fund, VS (A)	Rydex Health Care Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)[13]
	2003	2003	2003
Income
Dividends	$-	$-	$135,130
Expenses
Mortality and expense risk and administrative charges	155	99	76,924
Net investment income (loss)	$(155)	$(99)	$58,206

Realized gains (losses) on investment
Realized gain (loss)	$(17,575)	$(17,953)	$(10,156,127)
Realized gain distributions	-	-	-
Realized gain (loss)	$(17,575)	$(17,953)	$(10,156,127)

Change in unrealized appreciation (depreciation) during the period	$10,064	$16,793	$10,255,102

Net increase (decrease) in net assets from operations	$(7,666)	$(1,259)	$157,181

	13 Fund merged into Columbia International Fund, VS (A) effective 04/14/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Liberty Value Fund, VS (A)[14]	Liberty Value Fund, VS (B)[15]	Rydex Health Care Fund, VS (B) [16]
	2003	2003	2003
Income
Dividends	$207,093	$22,589	$-
Expenses
Mortality and expense risk and administrative charges	188,568	25,114	14,382
Net investment income (loss)	$18,525	$(2,525)	$(14,382)

Realized gains (losses) on investment
Realized gain (loss)	$(33,560,421)	$(2,795,133)	$(1,221,426)
Realized gain distributions	-	-	-
Realized gain (loss)	$(33,560,421)	$(2,795,133)	$(1,221,426)

Change in unrealized appreciation (depreciation) during the period	$29,616,840	$2,312,374	$1,198,713

Net increase (decrease) in net assets from operations	$(3,925,056)	$(485,284)	$(37,095)

	Rydex Financial Fund, VS (B) [17]	Liberty Newport Japan Ops Fund, VS (A)[18]	Colonial Global Equity Fund, VS (B)[19]
	2003	2003	2003
Income
Dividends	5,111	-	12,741
Expenses
Mortality and expense risk and administrative charges	8,167	-	6,130
Net investment income (loss)	$(3,056)	$-	$6,611

Realized gains (losses) on investment
Realized gain (loss)	$(706,769)	$(61,000)	$(3,597,148)
Realized gain distributions	-	-	-
Realized gain (loss)	$(706,769)	$(61,000)	$(3,597,148)

Change in unrealized appreciation (depreciation) during the period	$601,404	$58,667	$3,579,125

Net increase (decrease) in net assets from operations	$(108,421)	$(2,333)	$(11,412)

14 Merged into Liberty Growth & Income Fund A effective 04/07/2003

15 Merged into Liberty Growth & Income Fund B effective 04/07/2003

16 Merged into Liberty Money Market A effective 03/27/2003

17 Merged into Liberty Money Market A effective 03/27/2003

18 Merged into Liberty Money Market A effective 02/20/2003

19 Merged into Columbia International Fund B effective 04/04/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Operations
For the Year Ended December 31, 2003

	Colonial International Horizons Fund, VS (B)[20]	Colonial High Yield Securities Fund, VS (A)[21]	Colonial High Yield Securities Fund, VS (B)[22]
	2003	2003	2003
Income
Dividends	$16,453	$245,916	$338,204
Expenses
Mortality and expense risk and administrative charges	14,412	35,436	52,026
Net investment income (loss)	$2,041	$210,480	$286,178

Realized gains (losses) on investment
Realized gain (loss)	$(4,138,936)	$(4,036,999)	$(1,554,839)
Realized gain distributions	-	-	-
Realized gain (loss)	$(4,138,936)	$(4,036,999)	$(1,554,839)

Change in unrealized appreciation (depreciation) during the period	$4,036,749	$4,444,371	$2,086,302

Net increase (decrease) in net assets from operations	$(100,146)	$617,852	$817,641

Crabbe Huson Real Estate Fund, VS (B)[23]
2003
Income
Dividends	60,468
Expenses
Mortality and expense risk and administrative charges	6,485
Net investment income (loss)	$53,983

Realized gains (losses) on investment
Realized gain (loss)	$(61,826)
Realized gain distributions	-
Realized gain (loss)	$(61,826)

Change in unrealized appreciation (depreciation) during the period	$53,741

Net increase (decrease) in net assets from operations	$45,898

20 Merged into Columbia International Fund B effective 04/04/2003

21 Merged into Columbia International Fund A effective 04/14/2003

22 Merged into Columbia International Fund B effective 04/14/2003

23 Merged into Columbia Real Estate Equity Fund B effective 04/14/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	AIM VI Capital Appreciation Series I		AIM VI Growth Series I
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(252,436)	$(301,758)	$(30,082)	$(42,223)
Realized gain (loss)	(1,676,073)	(1,906,655)	(472,665)	(1,437,112)
Change in unrealized appreciation (depreciation) during the period	5,756,247	(3,936,716)	1,035,128	193,584
Net increase (decrease) in net assets from operations	$3,827,738	$(6,145,129)	$532,381	$(1,285,751)

Contract transactions:
Payments received from contract owners	$681,913	$1,163,199	$117,749	$62,031
Transfers between accounts, net	(544,884)	(2,054,317)	(51,143)	(608,107)
Transfer for contract terminations and annuity payouts	(1,996,186)	(2,692,739)	(350,752)	(572,226)
Net increase (decrease) in net assets from
contract transactions	$(1,859,157)	$(3,583,857)	$(284,146)	$(1,118,302)

Increase (decrease) in amounts retained in Variable Account A, net		$-	$-	$-

Total increase (decrease) in net assets	$1,968,581	$(9,728,986)	$248,235	$(2,404,053)

Net assets at beginning of period	15,193,702	24,922,688	2,002,421	4,406,474

Net assets at end of period	$17,162,283	$15,193,702	$2,250,656	$2,002,421

	AIM VI International Growth Series I		AIM VI Premier Equity Series I
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(237,914)	$(184,039)	$(301,814)	$(361,964)
Realized gain (loss)	143	(74,503)	(2,144,663)	(2,749,776)
Change in unrealized appreciation (depreciation) during the period	6,490,837	(3,657,544)	7,051,141	(8,523,558)
Net increase (decrease) in net assets from operations	$6,253,066	$(3,916,086)	$4,604,664	$(11,635,298)

Contract transactions:
Payments received from contract owners	$3,960,890	$7,364,616	$936,800	$3,083,998
Transfers between accounts, net	(457,819)	1,648,633	(1,995,739)	(2,495,643)
Transfers for contract terminations and annuity payouts	(2,549,766)	(4,085,947)	(2,090,505)	(4,050,905)
Net increase (decrease) in net assets from
contract transactions	$953,305	$4,927,302	$(3,149,444)	$(3,462,550)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$7,206,371	$1,011,216	$1,455,220	$(15,097,848)

Net assets at beginning of period	21,826,302	20,815,086	22,172,555	37,270,403

Net assets at end of period	$29,032,673	$21,826,302	$23,627,775	$22,172,555

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(611,884)	$(782,038)	$(166,378)	$(191,977)
Realized gain (loss)	(6,863,169)	(16,145,323)	(2,045,821)	(2,699,029)
Change in unrealized appreciation (depreciation) during the period	19,023,828	(6,770,023)	5,699,992	(1,369,652)
Net increase (decrease) in net assets from operations	$11,548,775	$(23,697,384)	$3,487,793	$(4,260,658)

Contract transactions:
Payments received from contract owners	$402,311	$630,301	$156,531	$18,384
Transfers between accounts, net	(478,614)	(6,431,427)	278,056	(402,366)
Transfer for contract terminations and annuity payouts	(4,734,640)	(8,343,144)	(1,494,906)	(1,911,899)
Net increase (decrease) in net assets from contract transactions	$(4,810,943)	$(14,144,270)	$(1,060,319)	$(2,295,881)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$6,737,832	$(37,841,654)	$2,427,474	$(6,556,539)

Net assets at beginning of period	38,240,992	76,082,646	9,855,019	16,411,558
Net assets at end of period	$44,978,824	$38,240,992	$12,282,493	$9,855,019

	AllianceBernstein Global Bond Portfolio (A)		AllianceBernstein Global Bond Portfolio (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$893,483	$(57,267)	$235,798	$(30,516)
Realized gain (loss)	145,708	27,017	74,854	37,393
Change in unrealized appreciation (depreciation) during the period	1,109,893	2,914,853	304,399	748,959
Net increase (decrease) in net assets from operations	$2,149,084	$2,884,603	$615,051	$755,836

Contract transactions:
Payments received from contract owners	$92,895	$285,945	$149,847	$-
Transfers between accounts, net	991,822	(212,498)	(855,197)	(435,608)
Transfer for contract terminations and annuity payouts	(4,096,263)	(5,108,963)	-	-
Net increase (decrease) in net assets from contract transactions	$(3,011,546)	$(5,035,516)	$(705,350)	$(435,608)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(862,462)	$(2,150,913)	$(90,299)	$320,228

Net assets at beginning of period	20,144,892	22,295,805	5,754,708	5,434,480
Net assets at end of period	$19,282,430	$20,144,892	$5,664,409	$5,754,708

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	AllianceBernstein Growth & Income Portfolio (A)		AllianceBernstein Growth & Income Portfolio (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(20,839)	$(43,078)	$(272,060)	$(344,116)
Realized gain (loss)	(165,592)	(61,953)	(107,577)	415,196
Change in unrealized appreciation (depreciation) during the period	1,222,226	(1,422,938)	10,755,541	(10,919,459)
Net increase (decrease) in net assets from operations	$1,035,795	$(1,527,969)	$10,375,904	$(10,848,379)

Contract transactions:
Payments received from contract owners	$3,828,937	$9,671,756	$226,616	$50,453
Transfers between accounts, net	387,689	(4,997,242)	2,438,359	5,772,731
Transfer for contract terminations and annuity payouts	(4,995,971)	(6,294,774)	(531,090)	(327,694)
Net increase (decrease) in net assets from contract transactions	$(779,345)	$(1,620,260)	$2,133,885	$5,495,490

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$256,450	$(3,148,229)	$12,509,789	$(5,352,889)

Net assets at beginning of period	4,042,051	7,190,280	33,473,836	38,826,725
Net assets at end of period	$4,298,501	$4,042,051	$45,983,625	$33,473,836

	AllianceBernstein Growth Portfolio (B)		AllianceBernstein International Portfolio (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,747)	$(13,638)	$(5,093)	$(5,468)
Realized gain (loss)	(17,513)	(61,990)	5,010	(563)
Change in unrealized appreciation (depreciation) during the period	288,964	(263,900)	102,393	(60,175)
Net increase (decrease) in net assets from operations	$256,704	$(339,528)	$102,310	$(66,206)

Contract transactions:
Payments received from contract owners	$-	$-	$15,762	$-
Transfers between accounts, net	240,715	(28,458)	25,228	(1,033)
Transfer for contract terminations and annuity payouts	(86,135)	(104,671)	(46,914)	(32,872)
Net increase (decrease) in net assets from contract transactions	$154,580	$(133,129)	$(5,924)	$(33,905)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$411,284	$(472,657)	$96,386	$(100,111)

Net assets at beginning of period	738,789	1,211,446	323,318	423,429
Net assets at end of period	$1,150,073	$738,789	$419,704	$323,318

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	AllianceBernstein Premier Growth Portfolio (A)		AllianceBernstein Premier Growth Portfolio (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(759,301)	$(1,039,011)	$(467,317)	$(573,716)
Realized gain (loss)	(8,224,952)	(15,060,343)	(3,418,865)	(4,157,543)
Change in unrealized appreciation (depreciation) during the period	19,067,152	(13,300,767)	9,645,899	(11,030,629)
Net increase (decrease) in net assets from operations	$10,082,899	$(29,400,121)	$5,759,717	$(15,761,888)

Contract transactions:
Payments received from contract owners	$1,892,431	$4,975,985	$188,993	$33,239
Transfers between accounts, net	(187,863)	(8,650,556)	(3,285,879)	(6,053,929)
Transfer for contract terminations and annuity payouts	(10,905,635)	(18,085,840)	(84,788)	(290,170)
Net increase (decrease) in net assets from contract transactions	$(9,201,067)	$(21,760,411)	$(3,181,674)	$(6,310,860)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$881,832	$(51,160,532)	$2,578,043	$(22,072,748)

Net assets at beginning of period	52,135,105	103,295,637	29,193,378	51,266,126
Net assets at end of period	$53,016,937	$52,135,105	$31,771,421	$29,193,378

	AllianceBernstein Real Estate Investment Portfolio (A)		AllianceBernstein Technology Portfolio (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,663	$8,871	$(261,372)	$(292,784)
Realized gain (loss)	30,538	31,972	(1,204,214)	(3,510,270)
Change in unrealized appreciation (depreciation) during the period	207,039	(35,120)	6,530,242	(6,990,347)
Net increase (decrease) in net assets from operations	$247,240	$5,723	$5,064,656	$(10,793,401)

Contract transactions:
Payments received from contract owners	$-	$815	$687,785	$1,208,403
Transfers between accounts, net	(48,677)	58,444	524,052	(1,650,704)
Transfer for contract terminations and annuity payouts	(122,205)	(211,078)	(1,441,313)	(1,845,792)
Net increase (decrease) in net assets from contract transactions	$(170,882)	$(151,819)	$(229,476)	$(2,288,093)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$76,358	$(146,096)	$4,835,180	$(13,081,494)

Net assets at beginning of period	765,275	911,371	12,562,586	25,644,080
Net assets at end of period	$841,633	$765,275	$17,397,766	$12,562,586

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	AllianceBernstein Total Return Portfolio (B)		AllianceBernstein Worldwide Privatization Portfolio (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,493	$5,771	$(6,645)	$1,516
Realized gain (loss)	19,638	(54,477)	21,419	(3,068)
Change in unrealized appreciation (depreciation) during the period	184,067	(145,504)	491,362	(38,307)
Net increase (decrease) in net assets from operations	$222,198	$(194,210)	$506,136	$(39,859)

Contract transactions:
Payments received from contract owners	$126,175	$275,594	$595,775	$314,171
Transfers between accounts, net	201,260	536,447	177,051	489,748
Transfer for contract terminations and annuity payouts	(495,906)	(873,442)	(389,107)	(485,387)
Net increase (decrease) in net assets from contract transactions	$(168,471)	$(61,401)	$383,719	$318,532

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$53,727	$(255,611)	$889,855	$278,673

Net assets at beginning of period	1,373,388	1,628,999	961,739	683,066
Net assets at end of period	$1,427,115	$1,373,388	$1,851,594	$961,739

	Colonial Small Cap Value Fund, VS (A)		Colonial Small Cap Value Fund, VS (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(78,753)	$(88,180)	$(159,394)	$(128,352)
Realized gain (loss)	83,752	22,133	332,128	282,304
Change in unrealized appreciation (depreciation) during the period	2,033,264	(680,542)	4,039,315	(1,138,754)
Net increase (decrease) in net assets from operations	$2,038,263	$(746,589)	$4,212,049	$(984,802)

Contract transactions:
Payments received from contract owners	$129,779	$49,992	$1,681,508	$3,012,790
Transfers between accounts, net	(135,460)	2,062,602	439,458	2,135,690
Transfer for contract terminations and annuity payouts	(607,380)	(691,110)	(1,142,932)	(1,096,809)
Net increase (decrease) in net assets from contract transactions	$(613,061)	$1,421,484	$978,034	$4,051,671

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$1,425,202	$674,895	$5,190,083	$3,066,869

Net assets at beginning of period	6,214,341	5,539,446	10,627,189	7,560,320
Net assets at end of period	$7,639,543	$6,214,341	$15,817,272	$10,627,189

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Colonial Strategic Income Fund, VS (A)		Colonial Strategic Income Fund, VS (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,111,330	$4,616,462	$2,531,385	$1,789,355
Realized gain (loss)	(246,439)	(1,738,741)	146,609	15,349
Change in unrealized appreciation (depreciation) during the period	7,250,696	2,036,299	3,035,962	(223,631)
Net increase (decrease) in net assets from operations	$11,115,587	$4,914,020	$5,713,956	$1,581,073)

Contract transactions:
Payments received from contract owners	$424,051	$721,602	$6,739,978	$8,812,236
Transfers between accounts, net	(120,498)	(2,948,160)	10,895,376	4,935,949
Transfer for contract terminations and annuity payouts	(10,119,185)	(13,543,666)	(5,637,968)	(4,452,758)
Net increase (decrease) in net assets from contract transactions	$(9,815,632)	$(15,770,224)	$11,997,386	$9,295,427

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$1,299,955	$(10,856,204)	$17,711,342	$10,876,500

Net assets at beginning of period	71,164,949	82,021,153	27,419,053	16,542,553
Net assets at end of period	$72,464,904	$71,164,949	$45,130,395	$27,419,053

	Columbia International Fund, VS (A) [1]		Exeter Growth Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(49,781)	$(289,687)	$5,402	$6,785
Realized gain (loss)	388,497	(2,443,093)	(3,351)	23,223
Change in unrealized appreciation (depreciation) during the period	13,193,081	(1,415,808)	34,924	(69,901)
Net increase (decrease) in net assets from operations	$13,531,797	$(4,148,588)	$36,975	$(39,893)

Contract transactions:
Payments received from contract owners	$437,903	$117,823	$-	$-
Transfers between accounts, net	19,048,338	(1,796,281)	-	-
Transfer for contract terminations and annuity payouts	(5,399,786)	(3,597,511)	(352,263)	-
Net increase (decrease) in net assets from contract transactions	$14,086,455	$(5,275,969)	$(352,263)	$-

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$27,618,252	$(9,424,557)	$(315,288)	$(39,893)

Net assets at beginning of period	22,037,677	31,462,234	315,288	355,181
Net assets at end of period	$49,655,929	$22,037,677	$-	$315,288

	1 Name changed from Colonial International Fund for Growth VS (A) effective 04/04/2003 and merged from SteinRoe Global Utilities effective 04/14/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Exeter Moderate Growth Fund		Fidelity VIP Equity Income Fund - SC2
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,528	$4,443	$(58,095)	$(22,911)
Realized gain (loss)	766	4,174	28,801	224,458
Change in unrealized appreciation (depreciation) during the period	13,214	(18,659)	7,573,496	(4,352,830)
Net increase (decrease) in net assets from operations	$17,508	$(10,042)	$7,544,202	$(4,151,283)

Contract transactions:
Payments received from contract owners	$-	$-	$6,835,903	$7,540,875
Transfers between accounts, net	-	-	6,233,721	3,553,501
Transfer for contract terminations and annuity payouts	(182,080)	-	(3,436,542)	(2,615,315)
Net increase (decrease) in net assets from contract transactions	$(182,080)	$-	$9,633,082	$8,479,061

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(164,572)	$(10,042)	$17,177,284	$4,327,778

Net assets at beginning of period	164,572	174,614	20,791,706	16,463,928
Net assets at end of period	$-	$164,572	$37,968,990	$20,791,706

	Fidelity VIP III Dynamic Capital Appreciation Fund-SC2		Fidelity VIP III Growth Opportunities Fund - SC2
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,475)	$(4,289)	$(151,271)	$(74,716)
Realized gain (loss)	(1,266)	(1,656)	(38,513)	(50,673)
Change in unrealized appreciation (depreciation) during the period	164,643	(25,656)	3,295,190	(2,447,132)
Net increase (decrease) in net assets from operations	$151,902	$(31,601)	$3,105,406	$(2,572,521)

Contract transactions:
Payments received from contract owners	$260,804	$92,809	$2,149,753	$3,122,623
Transfers between accounts, net	341,409	76,366	2,488,545	1,595,924
Transfer for contract terminations and annuity payouts	(68,275)	(33,489)	(1,242,373)	(1,243,478)
Net increase (decrease) in net assets from contract transactions	$533,938	$135,686	$3,395,925	$3,475,069

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$685,840	$104,085	$6,501,331	$902,548

Net assets at beginning of period	365,149	261,064	9,956,372	9,053,824
Net assets at end of period	$1,050,989	$365,149	$16,457,703	$9,956,372

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Liberty All-Star Equity Fund, VS (A)		Liberty All-Star Equity Fund, VS (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(382,240)	$(455,227)	$(42,740)	$(45,053)
Realized gain (loss)	(1,311,192)	(3,054,362)	(115,414)	(131,199)
Change in unrealized appreciation (depreciation) during the period	11,750,589	(8,182,730)	1,151,140	(902,077)
Net increase (decrease) in net assets from operations	$10,057,157	$(11,692,319)	$992,986	$(1,078,329)

Contract transactions:
Payments received from contract owners	$277,323	$398,865	$128,205	$372,866
Transfers between accounts, net	1,294,096	(2,159,007)	701,477	(111,911)
Transfer for contract terminations and annuity payouts	(3,635,532)	(5,046,162)	(378,653)	(467,827)
Net increase (decrease) in net assets from contract transactions	$(2,064,113)	$(6,806,304)	$451,029	$(206,872)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$7,993,044	$(18,498,623)	$1,444,015	$(1,285,201)

Net assets at beginning of period	27,809,087	46,307,710	2,580,788	3,865,989
Net assets at end of period	$35,802,131	$27,809,087	$4,024,803	$2,580,788

	Liberty Asset Allocation Fund, VS (A) [2]		Liberty Asset Allocation Fund, VS (B) [3]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,368,720	$1,940,004	$648,923	$635,257
Realized gain (loss)	(3,518,507)	(7,719,818)	74,478	(372,154)
Change in unrealized appreciation (depreciation) during the period	14,950,740	(7,809,709)	7,346,857	(6,772,522)
Net increase (decrease) in net assets from operations	$12,800,953	$(13,589,523)	$8,070,258	$(6,509,419)

Contract transactions:
Payments received from contract owners	$609,725	$1,563,401	$5,197,919	$13,210,351
Transfers between accounts, net	(2,262,536)	(7,235,967)	55,986	4,406,045
Transfer for contract terminations and annuity payouts	(11,019,747)	(17,261,034)	(6,445,316)	(8,510,039)
Net increase (decrease) in net assets from contract transactions	$(12,672,558)	$(22,933,600)	$(1,191,411)	$9,106,357

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$128,395	$(36,523,123)	$6,878,847	$2,596,938

Net assets at beginning of period	76,859,833	113,382,956	45,098,815	42,501,877
Net assets at end of period	$76,988,228	$76,859,833	$51,977,662	$45,098,815

	2 Name changed from SteinRoe Balance Fund (A) effective 04/04/2003 3 Name changed from SteinRoe Balance Fund (B) effective 04/04/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Liberty Federal Securities Fund, VS (A)		Liberty Federal Securities Fund, VS (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,813,023	$1,572,772	$1,954,257	$1,154,960
Realized gain (loss)	420,791	67,774	(68,154)	56,221
Change in unrealized appreciation (depreciation) during the period	(1,563,282)	3,053,904	(1,347,215)	3,689,207
Net increase (decrease) in net assets from operations	$670,532	$4,694,450	$538,888	$4,900,388

Contract transactions:
Payments received from contract owners	$483,586	$709,538	$14,517,529	$22,670,880
Transfers between accounts, net	(3,930,744)	15,584,524	3,309,425	23,039,454
Transfer for contract terminations and annuity payouts	(10,424,738)	(9,226,669)	(13,490,689)	(10,579,617)
Net increase (decrease) in net assets from contract transactions	$(13,871,896)	$7,067,393	$4,336,265	$35,130,717

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(13,201,364)	$11,761,843	$4,875,153	$40,031,105

Net assets at beginning of period	66,778,736	55,016,893	82,428,283	42,397,178
Net assets at end of period	$53,577,372	$66,778,736	$87,303,436	$82,428,283

	Liberty Growth & Income Fund, VS (A) [4]		Liberty Growth & Income Fund, VS (B) [5]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$157,140	$(335,656)	$(62,856)	$(56,181)
Realized gain (loss)	(759,199)	(4,411,388)	(41,499)	(301,295)
Change in unrealized appreciation (depreciation) during the period	25,363,633	(20,148,005)	6,130,888	(6,299,512)
Net increase (decrease) in net assets from operations	$24,761,574	$(24,895,049)	$6,026,533	$(6,656,988)

Contract transactions:
Payments received from contract owners	$986,397	$792,654	$2,653,231	$8,149,368
Transfers between accounts, net	51,477,613	(2,147,337)	8,002,453	3,895,969
Transfer for contract terminations and annuity payouts	(14,187,884)	(12,294,442)	(2,776,887)	(4,322,063)
Net increase (decrease) in net assets from contract transactions	$38,276,126	$(13,649,125)	$7,878,797	$7,723,274

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$63,037,700	$(38,544,174)	$13,905,330	$1,066,286

Net assets at beginning of period	71,109,631	109,653,805	23,027,405	21,961,119
Net assets at end of period	$134,147,331	$71,109,631	$36,932,735	$23,027,405

	4 Name changed from Colonial US Growth & Income Fund VS (A) effective 04/04/2003 5 Name changed from Colonial US Growth & Income Fund VS (B) effective 04/04/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Liberty Money Market Fund, VS (A) [6]		Liberty S&P 500 Index Fund, VS (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,117,673)	$(235,408)	$(169,881)	$(113,134)
Realized gain (loss)	-	-	(54,772)	(1,088,230)
Change in unrealized appreciation (depreciation) during the period	-	-	7,538,778	(5,254,933)
Net increase (decrease) in net assets from operations	$(1,117,673)	$(235,408)	$7,314,125	$(6,456,297)

Contract transactions:
Payments received from contract owners	$31,224,181	$78,802,000	$5,147,150	$7,256,478
Transfers between accounts, net	2,915,281	137,869,723	5,755,758	5,211,456
Transfer for contract terminations and annuity payouts	(89,578,278)	(212,746,430)	(3,339,683)	(2,722,213)
Net increase (decrease) in net assets from contract transactions	$(55,438,816)	$3,925,293	$7,563,225	$9,745,721

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$(4,006,058)

Total increase (decrease) in net assets	$(56,556,489)	$3,689,885	$14,877,350	$(716,634)

Net assets at beginning of period	177,022,732	173,332,847	24,597,700	25,314,334
Net assets at end of period	$120,466,243	$177,022,732	$39,475,050	$24,597,700

	Liberty Select Value Fund, VS (B)		Liberty Small Company Growth Fund, VS (A) [7]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(360,592)	$(257,130)	$(91,474)	$(103,718)
Realized gain (loss)	9,996	333,062	(163,273)	(316,983)
Change in unrealized appreciation (depreciation) during the period	6,603,845	(2,822,974)	2,489,207	(1,882,846)
Net increase (decrease) in net assets from operations	$6,253,249	$(2,747,042)	$2,234,460	$(2,303,547)

Contract transactions:
Payments received from contract owners	$4,503,181	$6,823,492	$148,966	$77,019
Transfers between accounts, net	2,475,471	6,424,175	758,557	(47,776)
Transfer for contract terminations and annuity payouts	(2,313,957)	(2,378,714)	(941,092)	(900,350)
Net increase (decrease) in net assets from contract transactions	$4,664,695	$10,868,953	$(33,569)	$(871,107)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$(2,308,413)	$-	$-

Total increase (decrease) in net assets	$10,917,944	$5,813,498	$2,200,891	$(3,174,654)

Net assets at beginning of period	21,152,251	15,338,753	5,704,675	8,879,329
Net assets at end of period	$32,070,195	$21,152,251	$7,905,566	$5,704,675

	6 Name changed from SteinRoe Money Market Fund effective 04/04/2003 7 Name changed from SteinRoe Small Company Growth Fund VS (A) effective 04/11/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	MFS Bond Series IC		MFS Emerging Growth Series IC
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$190,676	$223,231	$(201,136)	$(265,451)
Realized gain (loss)	50,365	63,016	(2,129,378)	(3,792,751)
Change in unrealized appreciation (depreciation) during the period	82,378	36,634	5,736,067	(4,522,114)
Net increase (decrease) in net assets from operations	$323,419	$322,881	$3,405,553	$(8,580,316)

Contract transactions:
Payments received from contract owners	$18,268	$68,426	$346,600	332,226
Transfers between accounts, net	147,985	(406,656)	(607,382)	(2,093,158)
Transfer for contract terminations and annuity payouts	(941,487)	(1,475,514)	(2,247,029)	(2,723,780)
Net increase (decrease) in net assets from contract transactions	$(775,234)	$(1,813,744)	$(2,507,811)	$(4,484,712)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(451,815)	$(1,490,863)	$897,742	$(13,065,028)

Net assets at beginning of period	4,413,263	5,904,126	13,579,722	26,644,750
Net assets at end of period	$3,961,448	$4,413,263	$14,477,464	$13,579,722

	MFS Emerging Growth Series SC		MFS Investors Growth Stock Series SC
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(88,729)	$(98,558)	$(193,211)	$(157,080)
Realized gain (loss)	(191,718)	(567,765)	(17,106)	(196,102)
Change in unrealized appreciation (depreciation) during the period	1,557,668	(2,355,741)	2,381,357	(3,320,338)
Net increase (decrease) in net assets from operations	$1,277,221	$(3,022,064)	$2,171,040	$(3,673,520)

Contract transactions:
Payments received from contract owners	$416,606	$939,526	$1,407,967	$2,213,564
Transfers between accounts, net	96,265	(622,053)	3,352,904	719,742
Transfer for contract terminations and annuity payouts	(568,513)	(782,061)	(931,321)	(1,411,720)
Net increase (decrease) in net assets from contract transactions	$(55,642)	$(464,588)	$3,829,550	$1,521,586

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$1,221,579	$(3,486,652)	$6,000,590	$(2,151,934)

Net assets at beginning of period	4,743,703	8,230,355	9,070,927	11,222,861
Net assets at end of period	$5,965,282	$4,743,703	$15,071,517	$9,070,927

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	MFS Investors Trust Series SC		MFS New Discovery Series SC
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(142,400)	$(110,498)	$(104,491)	$(82,950)
Realized gain (loss)	(106,630)	(111,853)	(35,772)	(58,378)
Change in unrealized appreciation (depreciation) during the period	2,594,004	(2,575,459)	1,855,346	(2,116,555)
Net increase (decrease) in net assets from operations	$2,344,974	$(2,797,810)	$1,715,083	$(2,257,883)

Contract transactions:
Payments received from contract owners	$2,434,062	$2,966,681	$765,198	$1,624,067
Transfers between accounts, net	1,203,636	1,997,377	595,517	774,355
Transfer for contract terminations and annuity payouts	(1,357,132)	(1,205,246)	(576,474)	(380,610)
Net increase (decrease) in net assets from contract transactions	$2,280,566	$3,758,812	$784,241	$2,017,812

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$4,625,540	$961,002	$2,499,324	$(240,071)

Net assets at beginning of period	10,973,764	10,012,762	5,198,758	5,438,829
Net assets at end of period	$15,599,304	$10,973,764	$7,698,082	$5,198,758

	MFS Research Series IC		Newport Tiger Fund, VS (A)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(161,502)	$(327,751)	$79,300	$(47,765)
Realized gain (loss)	(2,483,573)	(4,787,167)	(211,922)	1,451,610
Change in unrealized appreciation (depreciation) during the period	7,021,958	(3,870,199)	2,421,385	(751,303)
Net increase (decrease) in net assets from operations	$4,376,883	$(8,985,117)	$2,288,763	$652,542

Contract transactions:
Payments received from contract owners	$368,191	$431,109	$94,739	$299,924
Transfers between accounts, net	(596,063)	(3,531,415)	(117,354)	(3,508,775)
Transfer for contract terminations and annuity payouts	(3,091,926)	(4,098,900)	(720,775)	(1,570,277)
Net increase (decrease) in net assets from contract transactions	$(3,319,798)	$(7,199,206)	$(743,390)	$(4,779,128)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$1,057,085	$(16,184,323)	$1,545,373	$(4,126,586)

Net assets at beginning of period	21,599,683	37,784,006	5,700,224	9,826,810
Net assets at end of period	$22,656,768	$21,599,683	$7,245,597	$5,700,224

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Newport Tiger Fund, VS (B)		Rydex Arktos Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,529)	$(3,445)	$2,911	$436
Realized gain (loss)	10,601)	44,072	(4,972)	9,174
Change in unrealized appreciation (depreciation) during the period	649,444	(209,326)	(180,198)	5,575
Net increase (decrease) in net assets from operations	$649,516	$(168,699)	$(182,259)	$15,185

Contract transactions:
Payments received from contract owners	$450,441	$255,298	$-
Transfers between accounts, net	506,637	553,691	3,873,737	130,581
Transfer for contract terminations and annuity payouts	(156,564)	(649,536)	(109,097)	(3,827)
Net increase (decrease) in net assets from contract transactions	$800,514	$159,453	$3,764,640	$126,754

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$1,450,030	$(9,246)	$3,582,381	$141,939

Net assets at beginning of period	1,015,959	1,025,205	141,939	-
Net assets at end of period	$2,465,989	$1,015,959	$3,724,320	$141,939

	Rydex Medius Fund		Rydex Mekros Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(289)	$(57)	$19,581	$(84)
Realized gain (loss)	19,094	(7,562)	199,371	(11,669)
Change in unrealized appreciation (depreciation) during the period	(7,224)	39	(25,882)	(36)
Net increase (decrease) in net assets from operations	$11,581	$(7,580)	$193,070	$(11,789)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	119,857	25,460	184,049	31,820
Transfer for contract terminations and annuity payouts	-	-	-	(2,139)
Net increase (decrease) in net assets from contract transactions	$119,857	$25,460	$184,049	$29,681

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$131,438	$17,880	$377,119	$17,892

Net assets at beginning of period	17,880	-	17,892	-
Net assets at end of period	$149,318	$17,880	$395,011	$17,892

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Rydex Nova Fund		Rydex OTC Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(920)	$8,146	$(42,430)	$(41,172)
Realized gain (loss)	10,695	(64,587)	(42,156)	(202,405)
Change in unrealized appreciation (depreciation) during the period	26,273	7,162	977,310	(1,226,935)
Net increase (decrease) in net assets from operations	$36,048	$(49,279)	$892,724	$(1,470,512)

Contract transactions:
Payments received from contract owners	$-	$-	$464,181	$333,505
Transfers between accounts, net	312,896	104,463	97,654	37,615
Transfer for contract terminations and annuity payouts	-	(2,201)	(359,693)	(324,425)
Net increase (decrease) in net assets from contract transactions	$312,896	$102,262	$202,142	$46,695

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$348,944	$52,983	$1,094,866	$(1,423,817)

Net assets at beginning of period	108,340	55,357	2,088,574	3,512,391
Net assets at end of period	$457,284	$108,340	$3,183,440	$2,088,574

	Rydex Precious Metals Fund		Rydex Telecommunication Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,659)	$(614)	$(426)	$(116)
Realized gain (loss)	78,039	(27,377)	2,146	(3,332)
Change in unrealized appreciation (depreciation) during the period	46,579	17,134	14,079	5,588
Net increase (decrease) in net assets from operations	$122,959	$(10,857)	$15,799	$2,140

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(50,518)	169,409	33,742	24,875
Transfer for contract terminations and annuity payouts	-	-	-	(9)
Net increase (decrease) in net assets from contract transactions	$(50,518)	$169,409	$33,742	$24,866

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$72,441	$158,552	$49,541	$27,006

Net assets at beginning of period	169,865	11,313	27,006	-
Net assets at end of period	$242,306	$169,865	$76,547	$27,006

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Rydex Titan 500 Fund		Rydex Ursa Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(60)	$(77)	$(2,575)	$(695)
Realized gain (loss)	6,520	9,561	(56,540)	56,109
Change in unrealized appreciation (depreciation) during the period	(3,261)	(387)	(4,400)	(1,802)
Net increase (decrease) in net assets from operations	$3,199	$9,097	$(63,515)	$53,612

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	26,524	(1,985)	124,882	(597,981)
Transfer for contract terminations and annuity payouts	-	(1,000)	(351)	(3,827)
Net increase (decrease) in net assets from contract transactions	$26,524	$(2,985)	$124,531	$(601,808)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$29,723	$6,112	$61,016	$(548,196)

Net assets at beginning of period	6,112	-	154,439	702,635
Net assets at end of period	$35,835	$6,112	$215,455	$154,439

	Rydex US Gov't Bond Fund		Rydex US Gov't Money Market Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,154	$100	$(107,606)	$(13,908)
Realized gain (loss)	92,802	1,852	-	-
Change in unrealized appreciation (depreciation) during the period	84,345	-	-	-
Net increase (decrease) in net assets from operations	$198,301	$1,952	$(107,606)	$(13,908)

Contract transactions:
Payments received from contract owners	$-	$-	$30,102,482	$3,593,253
Transfers between accounts, net	7,618,266	(1,920)	(12,384,631)	(280,307)
Transfer for contract terminations and annuity payouts	(282,211)	-	(7,334,764)	(758,936)
Net increase (decrease) in net assets from contract transactions	$7,336,055	$(1,920)	$10,383,087	$2,554,010

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$7,534,356	$32	$10,275,481	$2,540,102

Net assets at beginning of period	32	-	4,266,285	1,726,183
Net assets at end of period	$7,534,388	$32	$14,541,766	$4,266,285

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Rydex Utilities Fund		Rydex Velocity Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$319	$(225)	$5,142	$(253)
Realized gain (loss)	29,714	336	7,571	(62,492)
Change in unrealized appreciation (depreciation) during the period	(3,714)	4,476	4,160	(1,675)
Net increase (decrease) in net assets from operations	$26,319	$4,587	$16,873	$(64,420)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(99,542)	75,526	59,675	89,059
Transfer for contract terminations and annuity payouts	-	-	-	(6,428)
Net increase (decrease) in net assets from contract transactions	$(99,542)	$75,526	$59,675	$82,631

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(73,223)	$80,113	$76,548	$18,211

Net assets at beginning of period	80,113	-	18,211	-
Net assets at end of period	$6,890	$80,113	$94,759	$18,211

	SteinRoe Growth Stock Fund, VS (A)		SteinRoe Growth Stock Fund, VS (B)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(481,472)	$(748,550)	$(259,451)	$(335,870)
Realized gain (loss)	(12,694,272)	(22,463,304)	(561,986)	(649,318)
Change in unrealized appreciation (depreciation) during the period	22,349,438	(340,086)	4,826,267	(7,773,778)
Net increase (decrease) in net assets from operations	$9,173,694	$(23,551,940)	$4,004,830	$(8,758,966)

Contract transactions:
Payments received from contract owners	$704,507	$691,049	$2,062,660	$4,050,783
Transfers between accounts, net	(883,048)	(7,223,065)	(677,912)	(705,785)
Transfer for contract terminations and annuity payouts	(6,360,163)	(9,098,916)	(2,128,323)	(3,244,970)
Net increase (decrease) in net assets from contract transactions	$(6,538,704)	$(15,630,932)	$(743,575)	$100,028

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$2,634,990	$(39,182,872)	$3,261,255	$(8,658,938)

Net assets at beginning of period	44,141,249	83,324,121	18,142,497	26,801,435
Net assets at end of period	$46,776,239	$44,141,249	$21,403,752	$18,142,497

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Templeton Developing Markets Securities Fund 2		UBS Global AM Tactical Allocation
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,233)	$(3,789)	$(74,624)	$(149,545)
Realized gain (loss)	(34,985)	(57,397)	(1,527,011)	(3,554,580)
Change in unrealized appreciation (depreciation) during the period	679,664	41,971	4,234,385	(1,373,402)
Net increase (decrease) in net assets from operations	$635,446	$(19,215)	$2,632,750	$(5,077,527)

Contract transactions:
Payments received from contract owners	$44,566	$14,076	$146,093	$64,423
Transfers between accounts, net	265,011	(277,269)	(724,202)	(4,506,911)
Transfer for contract terminations and annuity payouts	(187,949)	(138,102)	(1,928,285)	(2,983,190)
Net increase (decrease) in net assets from contract transactions	$121,628	$(401,295)	$(2,506,394)	$(7,425,678)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$757,074	$(420,510)	$126,356	$(12,503,205)

Net assets at beginning of period	1,347,932	1,768,442	12,136,969	24,640,174
Net assets at end of period	$2,105,006	$1,347,932	$12,263,325	$12,136,969

	Wanger Foreign Forty Fund		Wanger International Small Cap Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(39,201)	$(31,128)	$(162,610)	$(138,308)
Realized gain (loss)	15,510	50,629	192,594	1,138,002
Change in unrealized appreciation (depreciation) during the period	1,118,436	(322,093)	4,992,948	(1,298,624)
Net increase (decrease) in net assets from operations	$1,094,745	$(302,592)	$5,022,932	$(298,930)

Contract transactions:
Payments received from contract owners	$311,701	$863,166	$2,475,056	$3,219,236
Transfers between accounts, net	503,096	612,583	(1,150,488)	2,295,426
Transfer for contract terminations and annuity payouts	(190,852)	(551,980)	(1,023,568)	(1,692,225)
Net increase (decrease) in net assets from contract transactions	$623,945	$923,769	$301,000	$3,822,437

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$1,718,690	$621,177	$5,323,932	$3,523,507

Net assets at beginning of period	2,399,664	1,778,487	10,463,138	6,939,631
Net assets at end of period	$4,118,354	$2,399,664	$15,787,070	$10,463,138

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Wanger Twenty Fund		Wanger US Smaller Companies Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(232,935)	$(111,816)	$(615,386)	$(351,966)
Realized gain (loss)	(4,848)	(60,814)	815,741	(148,503)
Change in unrealized appreciation (depreciation) during the period	3,734,398	(546,379)	13,978,465	(4,577,706)
Net increase (decrease) in net assets from operations	$3,496,615	$(719,009)	$14,178,820	$(5,078,175)

Contract transactions:
Payments received from contract owners	$2,500,324	$2,936,523	$6,496,133	$10,497,229
Transfers between accounts, net	6,983,333	1,970,261	6,130,216)	7,465,094
Transfer for contract terminations and annuity payouts	(1,203,238)	(676,899)	(3,229,007)	(3,267,541)
Net increase (decrease) in net assets from contract transactions	$8,280,419	$4,229,885	$9,397,342	$14,694,782

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$11,777,034	$3,510,876	$23,576,162	$9,616,607

Net assets at beginning of period	8,901,660	5,390,784	26,994,230	17,377,623
Net assets at end of period	$20,678,694	$8,901,660	$50,570,392	$26,994,230

	Colonial Global Equity Fund, VS (B) [8]		Columbia High Yield II Fund, VS (A) [9]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,611	$(30,569)	$359,142	$-
Realized gain (loss)	(3,597,148)	(346,579)	52,641	-
Change in unrealized appreciation (depreciation) during the period	3,579,125	(840,221)	273,705	-
Net increase (decrease) in net assets from operations	$(11,412)	$(1,217,369)	$685,488	$-

Contract transactions:
Payments received from contract owners	$2,460	$4,291	$358,808	$-
Transfers between accounts, net	(1,525,141)	(623,417)	11,089,592	-
Transfer for contract terminations and annuity payouts	(36,363)	(115,002)	(3,533,828)	-
Net increase (decrease) in net assets from contract transactions	$(1,559,044)	$(734,128)	$7,914,572	$-

Increase (decrease) in amounts retained in Variable Account A, net	$(2,855,363)	$-	$-	$-

Total increase (decrease) in net assets	$(4,425,819)	$(1,951,497)	$8,600,060	$-

Net assets at beginning of period	4,425,819	6,377,316	-	-
Net assets at end of period	$-	$4,425,819	$8,600,060	$-

	8 Merged with Columbia International Fund VS (A) effective 04/04/2003 9 Commenced on 04/11/2003 and merged from Colonial High Yield Fund VS A effective 04/14/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Columbia High Yield II Fund, VS (B) [10]		Columbia International Fund, VS (B) [11]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$712,848	$-	$(14,943)	$-
Realized gain (loss)	(10,812)	-	71,254	-
Change in unrealized appreciation (depreciation) during the period	636,512	-	1,609,982	-
Net increase (decrease) in net assets from operations	$1,338,548	$-	$1,666,293	$-

Contract transactions:
Payments received from contract owners	$3,188,058	$-	$75,913	$-
Transfers between accounts, net	19,697,991	-	4,655,160	-
Transfer for contract terminations and annuity payouts	(1,718,488)	-	(310,661)	-
Net increase (decrease) in net assets from contract transactions	$21,167,561	$-	$4,420,412	$-

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$22,506,109	$-	$6,086,705	$-

Net assets at beginning of period	-	-	-	-
Net assets at end of period	$22,506,109	$-	$6,086,705	$-

	Columbia Real Estate Equity Fund, VS (B) [12]		Liberty Newport Japan Opportunities Fund, VS (B) [13]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,770	$-	$(19)	$(555)
Realized gain (loss)	273,441	-	(1,493,226)	(13,435)
Change in unrealized appreciation (depreciation) during the period	177,641	-	1,439,313	(147,587)
Net increase (decrease) in net assets from operations	$465,852	$-	$(53,932)	$(161,577)

Contract transactions:
Payments received from contract owners	$141,609	$-	$-	$-
Transfers between accounts, net	1,696,739	-	(21,639)	(8,925)
Transfer for contract terminations and annuity payouts	(320,768)	-	-	(1,180)
Net increase (decrease) in net assets from contract transactions	$1,517,580	$-	$(21,639)	$(10,105)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$(936,000)	$-

Total increase (decrease) in net assets	$1,983,432	$-	$(1,011,571)	$(171,682)

Net assets at beginning of period	-	-	1,011,571	1,183,253
Net assets at end of period	$1,983,432	$-	$-	$1,011,571

10 Merged with Columbia High Yield Fund VS (B) effective 04/14/2003

11 Commenced on 04/11/2003 and merged from Colonial High Yield effective 04/14/2003

12 Merged with Crabbe Huson Real Estate Fund, VS (B) effective 04/14/2003

13 Merged with Liberty Money Market Fund effective 02/20/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	Liberty S&P 500 Index Fund, VS (A)		Liberty Newport Japan Ops Fund, VS (A) [14]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$680	$640	$-	$-
Realized gain (loss)	-		(61,000)	-
Change in unrealized appreciation (depreciation) during the period	17,268	(19,441)	58,667	(6,417)
Net increase (decrease) in net assets from operations	$17,948	$(18,801)	$(2,333)	$(6,417)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(1)	-	-	-
Transfer for contract terminations and annuity payouts	-	-	-	-
Net increase (decrease) in net assets from contract transactions	$(1)	$-	$-	$-

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$(39,000)	$-

Total increase (decrease) in net assets	$17,947	$(18,801)	$(41,333)	$(6,417)

Net assets at beginning of period	64,556	83,357	41,333	47,750
Net assets at end of period	$82,503	$64,556	$-	$41,333

	Rydex Financial Services Fund, VS (A)		Rydex Health Care Fund, VS (A)
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(155)	$387	$(99)	$(171)
Realized gain (loss)	(17,575)	(3,533)	(17,953)	(12,000)
Change in unrealized appreciation (depreciation) during the period	10,064	(15,859)	16,793	(20,667)
Net increase (decrease) in net assets from operations	$(7,666)	$(19,005)	$(1,259)	$(32,838)

Contract transactions:
Payments received from contract owners	$-	$4,138	$-	$-
Transfers between accounts, net	3,092	(35)	3,868	12,919
Transfer for contract terminations and annuity payouts	-	-	-	(748)
Net increase (decrease) in net assets from contract transactions	$3,092	$4,103	$3,868	$12,171

Increase (decrease) in amounts retained in Variable Account A, net	$(87,675)	$-	$(80,500)	$-

Total increase (decrease) in net assets	$(92,249)	$(14,902)	$(77,891)	$(20,667)

Net assets at beginning of period	92,276	107,178	83,750	104,417
Net assets at end of period	$27	$92,276	$5,859	$83,750

	14 Merged with Liberty Money Market Fund, VS (A) effective 03/27/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets

For the Years Ended December 31, 2003 and 2002

	SteinRoe Global, Utilities Fund, VS (A)[15]		Crabbe Huson Real Estate Fund, VS (B)[16]
	2003	2002	2003		2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$58,206	$411,657		$53,983	$162,131
Realized gain (loss)	(10,156,127)	(3,709,319)		(61,826)	86,176
Change in unrealized appreciation (depreciation) during the period	10,255,102	(1,327,338)		53,741	(255,024)
Net increase (decrease) in net assets from operations	$157,181	$(4,625,000)		$45,898	$(6,717)

Contract transactions:
Payments received from contract owners	$42,564	$156,318	$		$22,995
Transfers between accounts, net	(21,319,328)	(3,055,765)		(1,590,926)	(177,175)
Transfer for contract terminations and annuity payouts	(931,890)	(3,694,123)		(83,569)	(234,899)
Net increase (decrease) in net assets from contract transactions	$(22,208,654)	$(6,593,570)		$(1,674,495)	$(389,079)

Increase (decrease) in amounts retained in Variable Account A, net				$(2,332,970)

Total increase (decrease) in net assets	$(22,051,473)	$(11,218,570)		$(3,961,567)	$(395,796)

Net assets at beginning of period	22,051,473	33,270,043		3,961,567	4,357,363
Net assets at end of period	$-	$22,051,473		$-	$3,961,567

	Liberty Value Fund, VS (A)[17]		Liberty Value Fund, VS (B)[18]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,525	$(127,974)	$(2,525)	$(15,582)
Realized gain (loss)	(33,560,421)	(2,859,836)	(2,795,133)	(55,674)
Change in unrealized appreciation (depreciation) during the period	29,616,840	(15,627,590)	2,312,374	(1,911,685)
Net increase (decrease) in net assets from operations	$(3,925,056)	$(18,615,400)	$(485,284)	$(1,982,941)

Contract transactions:
Payments received from contract owners	$174,145	$595,744	$428,398	$2,127,491
Transfers between accounts, net	(52,505,309)	(1,443,204)	(6,783,224)	1,425,903
Transfer for contract terminations and annuity payouts	(2,105,551)	(10,290,528)	(305,323)	(1,370,144)
Net increase (decrease) in net assets from contract transactions	$(54,436,715)	$(11,137,988)	$(6,660,149)	$2,183,250

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$(58,361,771)	$(29,753,388)	$(7,145,433)	$200,309

Net assets at beginning of period	58,361,771	88,115,159	7,145,433	6,945,124
Net assets at end of period	$-	$58,361,771	$-	$7,145,433

15 Merged with Columbia International Fund A effective 04/14/2003

16 Merged with Columbia Real Estate Equity Fund B effective 04/14/2003

17 Merged with Liberty Growth & Income A effective 04/07/2003

18 Merged with Liberty Growth & Income B effective 04/07/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets
For the Years Ended December 31, 2003 and 2002

	Rydex Financial Services Fund, VS (B)[19]		Rydex Health Care Fund, VS (B)[20]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,056)	$(25,750)	$(14,382)	$(76,603)
Realized gain (loss)	(706,769)	112,137	(1,221,426)	(8,071)
Change in unrealized appreciation (depreciation) during the period	601,404	(505,746)	1,198,713	(1,127,579)
Net increase (decrease) in net assets from operations	$(108,421)	$(419,359)	$(37,095)	$(1,212,253)

Contract transactions:
Payments received from contract owners	$99,689	$1,532,505	$113,968	$960,884
Transfers between accounts, net	(2,690,854)	(754,803)	(4,649,342)	639,697
Transfer for contract terminations and annuity payouts	(79,234)	(334,190)	(163,341)	(599,032)
Net increase (decrease) in net assets from contract transactions	$(2,670,399)	$443,512	$(4,698,715)	$1,001,549

Increase (decrease) in amounts retained in Variable Account A, net		$(1,002,559)		$(915,750)

Total increase (decrease) in net assets	$(2,778,820)	$(978,406)	$(4,735,810)	$(1,126,454)

Net assets at beginning of period	2,778,820	3,757,226	4,735,810	5,862,264
Net assets at end of period	$-	$2,778,820	$-	$4,735,810

	Colonial International Horizons Fund, VS (B)[21]		Colonial High Yield Securities Fund, VS (A)[22]
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,041	$(61,852)	$210,480)	$678,039
Realized gain (loss)	(4,138,936)	(273,933)	(4,036,999)	(614,909)
Change in unrealized appreciation (depreciation) during the period	4,036,749	(742,340)	4,444,371	(532,101)
Net increase (decrease) in net assets from operations	$(100,146)	$(1,078,125))	$617,852	$(468,971)

Contract transactions:
Payments received from contract owners	$641	$17,389	$315,467	$439,448
Transfers between accounts, net	(3,592,183)	121,311)	(10,432,104)	2,089,336
Transfer for contract terminations and annuity payouts	(80,937)	(403,089)	(531,423)	(2,779,778)
Net increase (decrease) in net assets from contract transactions	$(3,672,479)	$(264,389)	$(10,648,060)	$(250,994)

Increase (decrease) in amounts retained in Variable Account A, net	$(2,634,597)	$-	$-	$-

Total increase (decrease) in net assets	$(6,407,222)	$(1,342,514)	$(10,030,208)	$(719,965)

Net assets at beginning of period	6,407,222	7,749,736	10,030,208	10,750,173
Net assets at end of period	$-	$6,407,222	$-	$10,030,208

19 Merged with Liberty Money Market effective 03/27/2003

20 Merged with Liberty Money Market effective 03/27/2003

21 Merged with Columbia International Fund B effective 04/04/2003

22 Merged with Columbia High Yield Fund A effective 04/14/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets
For the Years Ended December 31, 2003 and 2002

	Colonial High Yield Securities Fund, VS (B) [23]
	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$286,178	$894,877
Realized gain (loss)	(1,554,839)	(101,240)
Change in unrealized appreciation (depreciation) during the period	2,086,302	(1,155,457)

Net increase (decrease) in net assets from operations	$817,641	$(361,820)

Contract transactions:
Payments received from contract owners	$898,187	$3,796,035
Transfers between accounts, net	(13,968,177)	4,222,352
Transfer for contract terminations and annuity payouts	(575,583)	(1,679,627)
Net increase (decrease) in net assets from
contract transactions	$(13,645,573)	$6,338,760

Increase (decrease) in amounts retained in Variable Account A, net

Total increase (decrease) in net assets	$(12,827,932)	$5,976,940

Net assets at beginning of period	12,827,932	6,850,992

Net assets at end of period	$-	$12,827,932

	Liberty Select Value Fund, VS (A)
	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$388	$236
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation) during the period	27,927	(13,085)
Net increase (decrease) in net assets from operations	$28,315	$(12,849)

Contract transactions:
Payments received from contract owners	-	-
Transfers between accounts, net	-
Transfer for contract terminations and annuity payouts	-	-
Net increase (decrease) in net assets from
contract transactions	$-	$-

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-

Total increase (decrease) in net assets	$28,315	$(12,849)

Net assets at beginning of period	102,567	115,416

Net assets at end of period	$130,882	$102,567
	23 Merged with Columbia High Yield Fund A effective 04/14/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets
For the Years Ended December 31, 2003 and 2002

	Rydex Basic Materials Fund		Rydex Consumer Products Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(23)	$(85)	$(3)	$(52)
Realized gain (loss)	2,262	(65,490)	(39)	1,804
Change in unrealized appreciation (depreciation) during the period	263	-	145	-
Net increase (decrease) in net assets from operations	$2,502	$(65,575)	$103	$1,752

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	4,585	65,575	7,101	(1,705)
Transfer for contract terminations and annuity payouts	-	-	-	(47)

Net increase (decrease) in net assets from	4,585	65,575	7,101	(1,752)
contract transactions				$-

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$7,087	$-	$7,204	$-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$7,087	$-	$7,204	$-

	Rydex Internet Fund		Rydex Leisure Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(190)	$(55)	$(1)	$(9)
Realized gain (loss)	7,735	(4,379)	105	344
Change in unrealized appreciation (depreciation) during the period	970	-	-	-

Net increase (decrease) in net assets from operations	$8,515	$(4,434)	$104	$335

Contract transactions:
Payments received from contract owners	-	$-	$-	$-
Transfers between accounts, net	15,408	4,434	(104)	(326)
Transfer for contract terminations and annuity payouts	(19,912)	-	-	(9)
Net increase (decrease) in net assets from
contract transactions	$(4,504)	$4,434	$(104)	$(335)

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$4,011	$-	$-	$-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$4,011	$-	$-	$-

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets
For the Years Ended December 31, 2003 and 2002

	Rydex Energy Fund		Rydex Energy Services Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1)	$(143)	$(125)	$(1)
Realized gain (loss)	190	23,937	264	(1,186)
Change in unrealized appreciation (depreciation) during the period	-	-	3,047	-
Net increase (decrease) in net assets from operations	$189	$23,794	$3,186	$(1,187)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(189)	(23,794)	28,848	1,187
Transfer for contract terminations and annuity payouts	-	-	-	-
Net increase (decrease) in net assets from	(189)
contract transactions	$(189)	$(23,794)	$28,848	$1,187

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$-	$-	$32,034	$-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$-	$-	$32,034	$-

	Rydex Lg Cap Europe Fund		Rydex Lg Cap Japan Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$271	$(20)	$(82)	$-
Realized gain (loss)	(2,542)	(4,710)	11,252	(80)
Change in unrealized appreciation (depreciation) during the period	(269)	-	25	-
Net increase (decrease) in net assets from operations	$(2,540)	$(4,730)	$11,195	$(80)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	12,760	6,730	(9,425)	80
Transfer for contract terminations and annuity payouts	-	(2,000)	(99)	-
Net increase (decrease) in net assets from
contract transactions	$12,760	$4,730	$(9,524)	$80

Increase (decrease) in amounts retained in Variable Account A, net		$-	$-	$-

Total increase (decrease) in net assets	$10,220	$-	$1,671	$-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$10,220	$-	$1,671	$-

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets
For the Years Ended December 31, 2003 and 2002

	Rydex Retailing Fund		Rydex Transportation Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3)	$(7)	$(5)	$-
Realized gain (loss)	354	8	286	(45)
Change in unrealized appreciation (depreciation) during the period		-	-	-
Net increase (decrease) in net assets from operations	$351	$1	$281	$(45)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(351)	8	(281)	45
Transfer for contract terminations and annuity payouts	-	(9)	-	-
Net increase (decrease) in net assets from	(351)	(1)	(281)	45
contract transactions				$-

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$-	$-	$-	$-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$-	$-	$-	$-

	Rydex Banking Fund		Rydex Biotechnology Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3)	$(14)	$(278)	$(214)
Realized gain (loss)	3,784	(913)	(1,179)	(18,533)
Change in unrealized appreciation (depreciation) during the period	414	-	39	-

Net increase (decrease) in net assets from operations	$4,195	$(927)	$(1,418)	$(18,747)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	16,896	927	10,485	21,718
Transfer for contract terminations and annuity payouts	-	-	(4,129)	(2,971)

Net increase (decrease) in net assets from
contract transactions	$16,896	$927	$6,356	$18,747

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$21,091	$-	$4,938	$-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$21,091	$-	$4,938	$-

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Statements of Changes in Net Assets
For the Years Ended December 31, 2003 and 2002

	Rydex Real Estate Fund		Rydex Technology Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,716	$(1)	$(141)	$(224)
Realized gain (loss)	(1,736)	(63)	(18,783)	10,136
Change in unrealized appreciation (depreciation) during the period	-	-	-	-
Net increase (decrease) in net assets from operations	$2,980	$(64)	$(18,924)	$9,912

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	(2,980)	64	18,924	(9,912)
Transfer for contract terminations and annuity payouts	-	-	-	-

Net increase (decrease) in net assets from	(2,980)	64	18,924	(9,912)
contract transactions	$-	$-	$-	$-

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$-	$-	$-	$-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$-	$-	$-	$-

	Rydex Juno Fund[24]		Rydex Electronics Fund
	2003	2002	2003	2002
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(375)	$-	$(188)	$(121)
Realized gain (loss)	46,130	-	8,310	(15,696)
Change in unrealized appreciation (depreciation) during the period	1,749	-	1,090	-
Net increase (decrease) in net assets from operations	$47,504	$-	$9,212	$(15,817)

Contract transactions:
Payments received from contract owners	$-	$-	$-	$-
Transfers between accounts, net	56,804	-	(1,064)	17,892
Transfer for contract terminations and annuity payouts	(1,520)	-	(4,529)	(2,075)

Net increase (decrease) in net assets from
contract transactions	$55,284	$-	$(5,593)	$15,817

Increase (decrease) in amounts retained in Variable Account A, net	$-	$-	$-	$-

Total increase (decrease) in net assets	$102,788	$-	$3,619	$-

Net assets at beginning of period	-	-	-	-

Net assets at end of period	$102,788	$-	$3,619	$-

24 New fund effective 05/14/2003

See notes to Financial Statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements

December 31, 2003

1. Organization

Keyport Variable Account A (the "Variable Account") is a segregated investment account of Sun Life Assurance Company of Canada (U.S.) (the "Company"). The Variable Account was previously a segregated investment account of Keyport Life Insurance Co. ("Keyport"). On December 31, 2003, Keyport merged into Sun Life Assurance Company of Canada (U.S.) (the "Company"). The merger had no effect on the existing rights and benefits of the policyholders of the Variable Accounts.

As a result of the merger, the name of the variable account changed to Sun Life Assurance Company of Canada (U.S.) - Keyport Variable Account A (previously known as Keyport Life Insurance Company - Variable Account A).

The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers eleven variable annuity contracts: Keyport Advisor, Keyport Advisor Vista, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Vista, Keyport Optima, Keyport Exeter (formerly known as Manning & Napier), SteinRoe Annuity, Rydex, and Keyport Latitude, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The eleven contracts and their respective eligible fund options are as follows:

Keyport Advisor Variable Annuity	Keyport Advisor Vista Variable Annuity

Alger American Fund:	AIM Variable Insurance Funds, Inc:
Alger American Growth Portfolio	AIM VI Capital Appreciation Fund
Alger American Small Capitalization	AIM VI Growth Fund Portfolio
AIM VI International Growth Fund

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - IC	MFS Bond Series - IC
MFS Research Series - IC	MFS Research Series - IC
MFS Emerging Growth Series - IC

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
Liberty Asset Allocation Fund, VS (A)	Liberty Asset Allocation Fund, VS (A)
Liberty Money Market Fund, VS (A)	Liberty Money Market Fund, VS (A)
Liberty Small Company Growth Fund, VS (A)	Liberty Small Company Growth Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Liberty Growth & Income Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Columbia International Fund, VS (A)
Columbia International Fund, VS (A)	Colonial Strategic Income Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Liberty Growth & Income Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Newport Tiger Fund, VS (A)	Columbia High Yield Securities Fund, VS (A)

AllianceBernstein Variable Products Series Fund, Inc:	AllianceBernstein Variable Products Series Fund, Inc:
AllianceBernstein Global Bond Portfolio (A)	AllianceBernstein Global Bond Portfolio (A)
AllianceBernstein Premier Growth Portfolio (A)	AllianceBernstein Premier Growth Portfolio (A)
AllianceBernstein Growth and Income Portfolio (A)
AllianceBernstein Real Estate Investment
Portfolio (A)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Advisor Charter Variable Annuity	Keyport Advisor Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Fund	AIM VI Capital Appreciation Fund
AIM VI Premier Equity Fund	AIM VI Premier Equity Fund
AIM VI Growth Fund

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
Liberty Money Market Fund, VS (A)	Liberty Money Market Fund, VS (A)
Liberty Asset Allocation Fund, VS (A)	Liberty Asset Allocation Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	Liberty Federal Securities Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Columbia International Fund, VS (A)	Columbia International Fund, VS (A)
Columbia International Fund, VS (B)	Columbia International Fund, VS (B)
Columbia High Yield Securities Fund, VS (A)	Columbia High Yield Securities Fund, VS (A)
Colonial Small Cap Value Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Liberty Growth & Income Fund, VS (A)	Liberty Growth & Income Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)	Columbia Real Estate Equity Fund, VS (B)
Colonial Strategic Income Fund, VS (A)
Columbia Real Estate Equity Fund, VS (B)

AllianceBernstein Variable Products Series Fund, Inc:	AllianceBernstein Variable Products Series Fund, Inc:
AllianceBernstein Global Bond Portfolio (B)	AllianceBernstein Global Bond Portfolio (B)
AllianceBernstein Technology Portfolio (B)	AllianceBernstein Technology Portfolio (B)
AllianceBernstein Premier Growth Portfolio (B)	AllianceBernstein Growth and Income
Portfolio (B)
AllianceBernstein Total Return Portfolio (B)
AllianceBernstein International Portfolio (B)
Franklin Templeton:	AllianceBernstein Growth Portfolio (B)
Templeton Developing Markets Sec Fund 2

Alger American Fund:	Franklin Templeton:
Alger American Growth Portfolio	Templeton Developing Markets Sec Fund 2
Alger American Small Capitalization Portfolio
Brinson Series Trust:
UBS Global AM Tactical Allocation

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity	Keyport Vista Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Fund	AIM VI Capital Appreciation Fund
AIM VI International Growth Fund	AIM VI International Growth Fund
AIM VI Premier Equity Fund	AIM VI Premier Equity Fund

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
Liberty Money Market Fund, VS (A)	Liberty Money Market Fund, VS (A)
Liberty Asset Allocation Fund, VS (B)	Liberty Asset Allocation Fund, VS (B)
Liberty Federal Securities Fund, VS (B)	Liberty Federal Securities Fund, VS (B)
SteinRoe Growth Stock Fund, VS (B)	SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Columbia High Yield Securities Fund, VS (B)	Columbia High Yield Securities Fund, VS (B)
Colonial Small Cap Value Fund, VS (B)	Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)	Colonial Strategic Income Fund, VS (B)
Liberty Growth & Income Fund, VS (B)	Liberty Growth & Income Fund, VS (B)
Columbia Real Estate Equity Fund, VS (B)	Columbia Real Estate Equity Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)	Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunity Fund, VS (B)	Liberty Newport Japan Opportunity Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)	Liberty Select Value Fund, VS (B)
Liberty Growth & Income Fund, VS (B)	Liberty Growth & Income Fund, VS (B)
Newport Tiger Fund, VS (B)	Newport Tiger Fund, VS (B)
Liberty Money Market Fund, VS (A)	Liberty Money Market Fund, VS (A)
Wanger Foreign Forty Fund	Wanger Foreign Forty Fund
Wanger International Small Cap Fund	Wanger International Small Cap Fund
Wanger Twenty Fund	Wanger Twenty Fund
Wanger US Smaller Companies Fund	Wanger US Smaller Companies Fund

AllianceBernstein Variable Products Series Fund, Inc:	AllianceBernstein Variable Products Series Fund, Inc:
AllianceBernstein Growth & Income Portfolio (B)	AllianceBernstein Growth & Income Portfolio (B)
AllianceBernstein Premier Growth Portfolio (B)	AllianceBernstein Premier Growth Portfolio (B)
AllianceBernstein Technology Portfolio (B)	AllianceBernstein Technology Portfolio (B)
AllianceBernstein Worldwide Privatization Portfolio (B)	AllianceBernstein Worldwide Privatization Portfolio (B)

Fidelity VIP Funds:	Fidelity VIP Funds:
Fidelity VIP Equity Income Fund - SC2	Fidelity VIP Equity Income Fund - SC2
Fidelity VIP III Growth Opportunities Fund - SC2	Fidelity VIP III Growth Opportunities Fund - SC2
Fidelity VIP III Dynamic Capital Appreciation	Fidelity VIP III Dynamic Capital Appreciation
Fund - SC2	Fund - SC2

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity (continued)	Keyport Vista Variable Annuity (continued)

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - SC	MFS Emerging Growth Series - SC
MFS Investors Growth Stock Series - SC	MFS Investors Growth Stock Series - SC
MFS Investors Trust Series - SC	MFS Investors Trust Series - SC
MFS New Discovery Series - SC	MFS New Discovery Series - SC

Rydex Variable Trust:	Rydex Variable Trust:
Rydex OTC Fund	Rydex OTC Fund

Keyport Optima Variable Annuity	Keyport Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	AllianceBernstein Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Fund	AllianceBernstein Growth & Income Portfolio (B)
AIM VI International Growth Fund	AllianceBernstein Total Return Portfolio (B)
AIM VI Premier Equity Fund	AllianceBernstein International Portfolio (B)
AllianceBernstein Growth Portfolio (B)
AllianceBernstein Global Bond Portfolio (B)
AllianceBernstein Technology Portfolio (B)

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
Liberty Money Market Fund, VS (A)	MFS Emerging Growth Series - SC
Liberty Asset Allocation Fund, VS (B)	MFS Investors Growth Stock Series - SC
Liberty Federal Securities Fund, VS (B)	MFS Investors Trust Series - SC
SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Brinson Series Trust
Columbia High Yield Securities Fund, VS (B)	UBS Global AM Tactical Allocation
Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)	SteinRoe Variable Investment Trust (SRVIT):
Columbia Real Estate Equity Fund, VS (B)	Liberty Money Market Fund, VS (A)
Liberty All-Star Equity Fund, VS (B)
Liberty Growth & Income Fund, VS (B)
Newport Tiger Fund, VS (B)
Columbia International Fund, VS (B)

Keyport Exeter Variable Annuity

Exeter Insurance Fund, Inc:
Exeter Moderate Growth Fund
Exeter Growth Fund

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Stein Roe Variable Annuity	Stein Roe Variable Annuity

Liberty Variable Investment Trust (LVIT):	SteinRoe Variable Investment Trust (SRVIT):
Columbia High Yield Securities Fund, VS (A)	Liberty Asset Allocation Fund, VS (A)
Colonial Small Cap Value Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Liberty Money Market Fund, VS (A)
Liberty Growth & Income Fund, VS (A)	Liberty Federal Securities Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)
Newport Tiger Fund, VS (A)
Columbia International Fund, VS (A)
Wanger Foreign Forty Fund
Wanger International Small Cap Fund
Wanger Twenty Fund
Wanger US Smaller Companies Fund

Keyport Latitude Variable Annuity	Keyport Latitude Variable Annuity

AIM Variable Insurance Funds, Inc:	AllianceBernstein Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Fund	AllianceBernstein Growth & Income Portfolio (B)
AIM VI International Growth Fund	AllianceBernstein Premier Growth Portfolio (B)
AIM VI Premier Equity Series I	AllianceBernstein Technology Portfolio (B)
AllianceBernstein Worldwide Privatization (B)

SteinRoe Variable Investment Trust (SRVIT):	Fidelity VIP Funds:
Liberty Money Market Fund, VS (A)	Fidelity VIP Equity Income Fund - SC2
Liberty Asset Allocation Fund, VS (B)	Fidelity VIP III Growth Opportunities Fund - SC2
Liberty Federal Securities Fund, VS (B)	Fidelity VIP III Dynamic Capital Appreciation Fund-SC2
SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	MFS Variable Insurance Trust:
Columbia High Yield Securities Fund, VS (B)	MFS Emerging Growth Series - SC
Colonial Small Cap Value Fund, VS (B)	MFS Investor Growth Stock Series - SC
Colonial Strategic Income Fund, VS (B)	MFS Investor Trust Series - SC
Liberty Growth & Income Fund, VS (B)	MFS New Discovery Series - SC
Columbia Real Estate Equity Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)	Rydex Variable Trust:
Liberty Newport Japan Opportunity Fund, VS (B)	Rydex OTC Fund
Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)
Liberty Growth & Income Fund, VS (B)
Newport Tiger Fund, VS (B)
Wanger Foreign Forty Fund
Wanger International Small Cap Fund
Wanger Twenty Fund
Wanger US Smaller Companies Fund

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

Rydex Variable Annuity

Rydex Variable Trust

Rydex Nova Fund

Rydex OTC Fund

Rydex Precious Metals Fund

Rydex Ursa Fund

Rydex US Government Money Market Fund

Rydex US Government Bond Fund

Rydex Arktos Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Consumer Products Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Liberty Money Market Fund

Rydex Internet Fund

Rydex Leisure Fund

Rydex Large Cap Europe Fund

Rydex Large Cap Japan Fund

Rydex Mekros Fund

Rydex Retailing Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Medius Fund

Rydex Real Estate Fund

Rydex Titan 500 Fund

Rydex Velocity 100 Fund

Rydex Financial Services Fund

Rydex Health Care Fund

Rydex Juno Fund

Effective September 15, 2003 Keyport Latitude Variable Annuity and Keyport Charter Variable Annuity were closed to new sales. On April 4, 2003, the fund names of Colonial US Growth & Income, Colonial International Fund for Growth, SteinRoe Balance and SteinRoe Money Market were changed to Liberty Growth & Income, Columbia International, Liberty Asset Allocation and Liberty Money Market, respectively. Also, on April 11, 2003 SteinRoe Small Company Growth changed its name to Liberty Small Company Growth.

On February 20, 2003, Liberty Newport Japan Ops was closed and this mutual fund was merged with Liberty Money Market. On March 27, 2003, Rydex Health Care B and Rydex Financial B were closed and funds from these mutual funds were merged with Liberty Money Market. On April 4, 2003, Colonial International Horizons and Colonial Global Equity were closed and funds from these mutual funds were merged with Columbia International. On April 7, 2003, Liberty Value was closed and merged with Liberty Growth & Income. On April 14, 2003, Colonial High Yield Securities, Crabbe Huson Real Estate and SteinRoe Global Utilities were closed and funds from these mutual funds were merged with Columbia High Yield, Columbia Real Estate Equity and Columbia International, respectively.

Columbia International was added to the funds line-up on April 4, 2003. On April 11, 2003, Columbia High Yield and Columbia Real Estate Equity were added to the funds line-up.

On May 1, 2002, the fund names AIM International Equity, AIM Value, Brinson Tactical Allocation and Wanger US Small

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

Cap were changed to AIM International Growth, AIM Premier Equity, UBS Global AM Tactical Allocation and Wanger US Smaller Companies, respectively. Also, on January 8, 2002 and April 30, 2002, twenty-four new Rydex funds were added to the Rydex Variable Annuity.

2. Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company.

The net assets retained by the Company represent seed money shares invested in certain sub-accounts required to commence operations. The seed money is stated at market value (shares multiplied by net asset value per share).

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company does not anticipate any tax liability resulting from the operations of the Variable Account. Therefore, a provision for income taxes has not been charged against the Variable Account.

3. Expenses

Keyport Advisor, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Optima, and Keyport Latitude Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each Sub-Account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value. For the contact series Keyport Advisor Employee, the effective annual rate for daily deductions for the assumption of mortality and expense risk is 0.35%; no other charges apply.

Optional riders are available for Keyport Advisor Charter and Optima only. The deduction is a yearly charge of 0.35% for a guaranteed income benefit rider, 0.05% for an enhanced death benefit (if purchased with income rider) and 0.10% for an enhanced death benefit (if purchased without the income rider).

Keyport Advisor Vista and Keyport Vista Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each Sub-Account for administrative charges incurred by the Company at an effective annual rate of 0.15% of contract value. A daily deduction is also made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.

Keyport Exeter Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each Sub-Account for assumption of mortality and expense risk at an effective annual rate 0.35% of contract value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

3. Expenses (continued)

Stein Roe Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each Sub-Account for assumption of mortality and expense risk at an effective annual rate of 0.65% of contract value.

Rydex Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. Daily deductions are made from each Sub-Account for assumption of mortality and expense risk at an effective annual rate of 0.90% of contract value.

4. Affiliated Company Transactions

The Company provides administrative services necessary for the operation of the Variable Account. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Clarendon Insurance Agency, Inc. ("Clarendon"), a wholly owned subsidiary of the Company, is the principal underwriter for SRVIT and LVIT. On December 31, 2003, Keyport Financial Service Corp. (KFSC), (former principal underwriter for SRVIT and LVIT and a wholly owned subsidiary of Keyport), merged into Clarendon. Clarendon is the surviving entity. The investment advisors' compensation is based upon the fair value of the mutual funds.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values

A summary of the accumulation unit values at December 31, 2003, 2002 and 2001, the accumulation units and dollar value, the investment income ratios, the expense ratios (excluding expenses of the underlying funds) and the total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

	At December 31					For the year ended December 31
						Investment
		Unit Fair Value			Net	Income	Expense Ratio [2]			Total Return [3]
	Units	lowest to highest			Assets [4]	Ratio [1]	lowest to highest			lowest to highest

AIM VI Capital Appreciation Series I
December 31, 2003	1,708,618	$ 10.019	to	$ 10.186	$ 17,162,283	0.00%	1.24%	to	1.39%	27.73%	to	27.92%
December 31, 2002	1,932,189	7.843	to	7.963	15,193,702	0.00%	1.24%	to	1.39%	-25.40%	to	-25.29%
December 31, 2001	2,364,054	10.514	to	10.658	24,922,688	0.00%	1.24%	to	1.39%	-24.35%	to	-24.23%

AIM VI Growth Series I
December 31, 2003	316,477	7.098	to	7.147	2,250,656	0.00%	1.24%	to	1.39%	29.43%	to	29.62%
December 31, 2002	364,564	5.484	to	5.514	2,002,421	0.00%	1.24%	to	1.39%	-31.93%	to	-31.82%
December 31, 2001	546,226	8.056	to	8.088	4,406,474	0.20%	1.24%	to	1.39%	-34.80%	to	-34.71%

AIM VI International Growth Fund Series I
December 31, 2003	3,370,876	6.481	to	8.855	29,032,673	0.58%	1.24%	to	1.39%	27.28%	to	27.47%
December 31, 2002	3,255,872	5.085	to	6.957	21,826,302	0.63%	1.24%	to	1.39%	-16.84%	to	-16.72%
December 31, 2001	2,600,301	6.105	to	8.366	20,815,086	0.29%	1.24%	to	1.39%	-24.60%	to	-24.48%

AIM VI Premier Equity Fund Series I
December 31, 2003	3,400,640	6.900	to	8.106	23,627,775	0.29%	1.24%	to	1.39%	23.35%	to	23.54%
December 31, 2002	3,936,931	5.594	to	6.571	22,172,555	0.31%	1.24%	to	1.39%	-31.22%	to	-31.12%
December 31, 2001	4,551,768	8.133	to	9.555	37,270,403	0.13%	1.24%	to	1.39%	-13.78%	to	-13.65%

Alger American Growth Portfolio
December 31, 2003	2,950,057	15.224	to	16.087	44,978,824	0.00%	0.35%	to	1.39%	33.30%	to	34.69%
December 31, 2002	3,343,221	11.421	to	11.944	38,240,992	0.04%	0.35%	to	1.39%	-33.92%	to	-33.23%
December 31, 2001	4,395,475	17.283	to	21.054	76,082,646	0.24%	0.35%	to	1.39%	-13.04%	to	5.60%

Alger American Small Capitalization Portfolio
December 31, 2003	1,342,657	9.145	to	10.292	12,282,493	0.00%	0.35%	to	1.39%	40.38%	to	41.85%
December 31, 2002	1,512,410	6.514	to	7.256	9,855,019	0.00%	0.35%	to	1.39%	-27.25%	to	-26.48%
December 31, 2001	1,832,649	8.954	to	12.488	16,411,558	0.05%	0.35%	to	1.39%	-30.49%	to	-3.36%

AllianceBernstein Global Bond Portfolio (A)
December 31, 2003	1,490,814	12.892	to	13.782	19,282,430	5.99%	0.35%	to	1.39%	11.70%	to	12.87%
December 31, 2002	1,739,794	11.542	to	12.211	20,144,892	1.15%	0.35%	to	1.39%	0.00%	to	16.51%
December 31, 2001	2,220,556	10.010	to	10.481	22,295,805	0.00%	0.35%	to	1.39%	-1.66%	to	-0.54%

AllianceBernstein Global Bond Portfolio (B)
December 31, 2003	445,194	12.696	to	12.782	5,664,409	5.64%	1.24%	to	1.39%	11.52%	to	11.69%
December 31, 2002	504,684	11.384	to	11.444	5,754,708	0.94%	1.24%	to	1.39%	14.98%	to	15.15%
December 31, 2001	548,236	9.901	to	9.938	5,434,480	0.00%	1.24%	to	1.39%	-1.93%	to	-1.78%

AllianceBernstein Growth and Income Portfolio (A)
December 31, 2003	321,761	13.359	to	13.359	4,298,501	1.04%	1.39%	to	1.39%	30.68%	to	30.68%
December 31, 2002	395,376	10.223	to	10.223	4,042,051	0.64%	1.39%	to	1.39%	-23.13%	to	-23.13%
December 31, 2001	540,647	13.299	to	13.299	7,190,280	0.60%	1.39%	to	1.39%	-1.04%	to	-1.04%

AllianceBernstein Growth and Income Portfolio (B)
December 31, 2003	4,350,967	10.100	to	10.639	45,983,625	0.85%	1.24%	to	1.39%	30.36%	to	30.56%
December 31, 2002	4,128,896	7.748	to	8.149	33,473,836	0.57%	1.24%	to	1.39%	-24.89%	to	-23.23%
December 31, 2001	3,671,104	10.107	to	10.614	38,826,725	0.56%	1.24%	to	1.39%	-1.24%	to	-1.09%

AllianceBernstein Growth Portfolio (B)
December 31, 2003	116,675	9.838	to	9.871	1,150,073	0.00%	1.24%	to	1.39%	32.84%	to	33.04%
December 31, 2002	99,651	7.406	to	7.419	738,789	0.00%	1.24%	to	1.39%	-29.26%	to	-29.15%
December 31, 2001	115,702	10.469	to	10.472	1,211,446	0.00%	1.24%	to	1.39%	4.69%	to	4.72%

AllianceBernstein International Portfolio (B)
December 31, 2003	37,779	11.100	to	11.136	419,704	0.09%	1.24%	to	1.39%	29.30%	to	29.50%
December 31, 2002	37,644	8.584	to	8.600	323,318	0.00%	1.24%	to	1.39%	-16.67%	to	-16.54%
December 31, 2001	41,102	10.301	to	10.304	423,429	0.00%	1.24%	to	1.39%	3.01%	to	3.04%

AllianceBernstein Premier Growth Portfolio (A)
December 31, 2003	3,707,808	8.922	to	14.703	53,016,937	0.00%	0.35%	to	1.39%	21.96%	to	23.24%
December 31, 2002	4,445,805	7.316	to	11.930	52,135,105	0.00%	0.35%	to	1.39%	-31.60%	to	-30.89%
December 31, 2001	6,028,392	10.696	to	22.946	103,295,637	0.00%	0.35%	to	1.39%	-18.36%	to	8.46%

AllianceBernstein Premier Growth Portfolio (B)
December 31, 2003	4,980,175	6.300	to	6.472	31,771,421	0.00%	1.24%	to	1.39%	21.66%	to	21.85%
December 31, 2002	5,567,625	5.178	to	6.518	29,193,378	0.00%	1.24%	to	1.39%	-31.80%	to	-28.71%
December 31, 2001	6,668,554	7.593	to	9.144	51,266,126	0.00%	1.24%	to	1.39%	-18.55%	to	-18.43%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31					For the year ended December 31
						Investment
		Unit Fair Value			Net	Income	Expense Ratio [2]			Total Return [3]
	Units	lowest to highest			Assets [4]	Ratio [1]	lowest to highest			lowest to highest

AllianceBernstein Real Estate Investment Portfolio (A)
December 31, 2003	52,554	$ 16.015	to	$ 16.015	$ 841,633	2.65%	1.39%	to	1.39%	37.38%	to	37.38%
December 31, 2002	65,646	11.658	to	11.658	765,275	2.45%	1.39%	to	1.39%	1.18%	to	1.18%
December 31, 2001	79,104	11.521	to	11.521	911,371	3.59%	1.39%	to	1.39%	9.26%	to	9.26%

AllianceBernstein Technology Portfolio (B)
December 31, 2003	2,522,678	6.541	to	7.020	17,397,766	0.00%	1.24%	to	1.39%	41.81%	to	42.02%
December 31, 2002	2,583,241	4.613	to	17.682	12,562,586	0.00%	1.24%	to	1.39%	-42.61%	to	-42.53%
December 31, 2001	3,026,025	8.038	to	17.682	25,644,080	0.00%	1.24%	to	1.39%	-26.49%	to	-26.38%

AllianceBernstein Total Return Portfolio (B)
December 31, 2003	137,958	10.331	to	10.365	1,427,115	2.69%	1.24%	to	1.39%	17.14%	to	17.32%
December 31, 2002	155,596	8.819	to	8.835	1,373,388	1.84%	1.24%	to	1.39%	-12.04%	to	-11.90%
December 31, 2001	162,454	10.026	to	10.029	1,628,999	0.00%	1.24%	to	1.39%	0.26%	to	0.29%

AllianceBernstein Worldwide Privatization Portfolio (B)
December 31, 2003	205,744	8.991	to	9.039	1,851,594	1.06%	1.24%	to	1.39%	41.10%	to	41.31%
December 31, 2002	150,875	6.372	to	6.397	961,739	1.71%	1.24%	to	1.39%	-5.58%	to	-5.44%
December 31, 2001	101,196	6.749	to	6.765	683,066	0.16%	1.24%	to	1.39%	-18.43%	to	-18.31%

Colonial Small Cap Value Fund, VS (A)
December 31, 2003	527,621	14.454	to	14.554	7,639,543	0.31%	0.65%	to	1.39%	37.52%	to	37.72%
December 31, 2002	590,439	10.511	to	10.568	6,214,341	0.20%	0.65%	to	1.39%	-7.50%	to	-7.37%
December 31, 2001	486,886	11.364	to	13.043	5,539,446	0.32%	0.65%	to	1.39%	5.36%	to	7.94%

Colonial Small Cap Value Fund, VS (B)
December 31, 2003	1,094,507	14.442	to	14.541	15,817,272	0.33%	1.24%	to	1.39%	37.42%	to	37.63%
December 31, 2002	1,010,552	10.509	to	10.566	10,627,189	0.21%	1.24%	to	1.39%	-7.44%	to	-7.30%
December 31, 2001	665,467	11.354	to	11.398	7,560,320	0.37%	1.24%	to	1.39%	7.69%	to	7.85%

Colonial Strategic Income Fund, VS (A)
December 31, 2003	4,024,963	12.882	to	19.772	72,464,904	7.16%	0.35%	to	1.39%	16.77%	to	17.99%
December 31, 2002	4,616,119	11.032	to	16.758	71,164,949	7.55%	0.35%	to	1.39%	7.03%	to	8.15%
December 31, 2001	5,686,325	10.278	to	15.495	82,021,153	8.11%	0.35%	to	1.39%	2.35%	to	3.42%

Colonial Strategic Income Fund, VS (B)
December 31, 2003	2,566,703	12.790	to	18.096	45,130,395	8.14%	1.24%	to	1.39%	16.66%	to	16.84%
December 31, 2002	1,821,568	10.964	to	15.488	27,419,053	9.61%	1.24%	to	1.39%	6.71%	to	6.87%
December 31, 2001	1,171,866	10.274	to	14.493	16,542,553	13.82%	1.24%	to	1.39%	2.22%	to	2.37%

Columbia International Fund, VS (A)
December 31, 2003	4,832,046	10.221	to	13.597	49,655,929	1.31%	0.35%	to	1.39%	33.67%	to	35.97%
December 31, 2002	2,867,881	7.646	to	8.583	22,037,677	0.33%	0.35%	to	1.39%	-14.55%	to	-13.66%
December 31, 2001	3,498,902	8.948	to	9.941	31,462,234	0.00%	0.35%	to	1.39%	-25.41%	to	-24.62%

Exeter Growth Fund
December 31, 2003	-	17.420	to	17.420	-	2.39%	0.35%	to	0.35%	14.73%	to	14.73%
December 31, 2002	20,766	15.183	to	15.183	315,288	2.42%	0.35%	to	0.35%	-11.22%	to	-11.22%
December 31, 2001	20,768	17.103	to	17.103	355,181	2.45%	0.35%	to	0.35%	4.97%	to	4.97%

Exeter Moderate Growth Fund
December 31, 2003	-	15.641	to	15.641	-	2.61%	0.35%	to	0.35%	13.92%	to	13.92%
December 31, 2002	11,986	13.730	to	13.730	164,572	3.03%	0.35%	to	0.35%	-5.73%	to	-5.73%
December 31, 2001	11,989	14.565	to	14.565	174,614	2.24%	0.35%	to	0.35%	3.05%	to	3.05%

Fidelity VIP Equity Income Fund - SC2
December 31, 2003	3,601,472	10.537	to	10.593	37,968,990	1.37%	1.24%	to	1.39%	28.23%	to	28.43%
December 31, 2002	2,529,381	8.217	to	8.248	20,791,706	1.37%	1.24%	to	1.39%	-18.30%	to	-18.17%
December 31, 2001	1,636,586	10.057	to	10.080	16,463,928	0.84%	1.24%	to	1.39%	-6.54%	to	-6.40%

Fidelity VIP III Dynamic Capital Appreciation Fund - SC2
December 31, 2003	100,593	9.515	to	10.487	1,050,989	0.00%	1.24%	to	1.39%	23.19%	to	23.37%
December 31, 2002	43,247	7.712	to	8.513	365,149	0.21%	1.24%	to	1.39%	-8.83%	to	-8.69%
December 31, 2001	28,365	8.447	to	9.337	261,064	0.00%	1.24%	to	1.39%	-15.53%	to	-6.63%

Fidelity VIP III Growth Opportunities Fund - SC2
December 31, 2003	2,389,304	6.885	to	6.922	16,457,703	0.40%	1.24%	to	1.39%	27.62%	to	27.81%
December 31, 2002	1,844,676	5.395	to	5.416	9,956,372	0.72%	1.24%	to	1.39%	-23.09%	to	-22.97%
December 31, 2001	1,290,336	7.015	to	7.031	9,053,824	0.23%	1.24%	to	1.39%	-15.83%	to	-15.70%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31					For the year ended December 31
						Investment
		Unit Fair Value			Net	Income	Expense Ratio [2]			Total Return [3]
	Units	lowest to highest			Assets [4]	Ratio [1]	lowest to highest			lowest to highest

Liberty All-Star Equity Fund, VS (A)
December 31, 2003	3,110,823	$ 10.501	to	$ 12.258	$ 35,802,131	0.20%	0.35%	to	1.39%	38.79%	to	40.24%
December 31, 2002	3,353,983	7.566	to	8.741	27,809,087	0.16%	0.35%	to	1.39%	-27.06%	to	-26.29%
December 31, 2001	4,074,881	10.101	to	13.446	46,307,710	0.26%	0.35%	to	1.39%	-13.95%	to	1.52%

Liberty All-Star Equity Fund, VS (B)
December 31, 2003	454,189	8.673	to	11.617	4,024,803	0.23%	1.24%	to	1.39%	38.79%	to	38.99%
December 31, 2002	402,929	6.249	to	8.358	2,580,788	0.17%	1.24%	to	1.39%	-26.99%	to	-26.88%
December 31, 2001	438,061	8.559	to	11.430	3,865,989	0.31%	1.24%	to	1.39%	-14.03%	to	-13.90%

Liberty Asset Allocation Fund VS (A)
December 31, 2003	2,859,439	9.520	to	28.075	76,988,228	3.25%	0.35%	to	1.39%	18.80%	to	20.04%
December 31, 2002	3,406,893	7.954	to	23.597	76,859,833	3.44%	0.35%	to	1.39%	-12.95%	to	-12.03%
December 31, 2001	4,403,990	9.069	to	27.065	113,382,956	3.11%	0.35%	to	1.39%	-10.45%	to	-9.51%

Liberty Asset Allocation Fund VS (B)
December 31, 2003	2,110,128	10.685	to	27.869	51,977,662	2.90%	1.24%	to	1.39%	18.63%	to	18.81%
December 31, 2002	2,182,653	9.007	to	23.457	45,098,815	2.86%	1.24%	to	1.39%	-13.16%	to	-13.03%
December 31, 2001	1,804,890	10.371	to	26.971	42,501,877	1.99%	1.24%	to	1.39%	-10.65%	to	-10.52%

Liberty Federal Securities Fund VS (A)
December 31, 2003	2,260,728	13.043	to	24.992	53,577,372	4.42%	0.35%	to	1.39%	1.22%	to	2.28%
December 31, 2002	2,837,128	12.790	to	24.652	66,778,736	4.06%	0.35%	to	1.39%	8.23%	to	9.37%
December 31, 2001	2,530,031	11.729	to	22.743	55,016,893	5.53%	0.35%	to	1.39%	5.55%	to	6.66%

Liberty Federal Securities Fund VS (B)
December 31, 2003	3,702,413	23.502	to	24.745	87,303,436	3.79%	1.24%	to	1.39%	0.90%	to	1.05%
December 31, 2002	3,526,816	23.291	to	24.487	82,428,283	3.33%	1.24%	to	1.39%	8.07%	to	8.24%
December 31, 2001	1,960,299	21.551	to	22.624	42,397,178	2.87%	1.24%	to	1.39%	5.28%	to	5.44%

Liberty Growth & Income Fund, VS (A)
December 31, 2003	5,486,967	9.657	to	27.448	134,147,331	1.60%	0.35%	to	1.39%	18.14%	to	19.37%
December 31, 2002	3,437,304	8.114	to	22.993	71,109,631	1.08%	0.35%	to	1.39%	-23.03%	to	-22.22%
December 31, 2001	4,071,114	10.464	to	29.563	109,653,805	1.01%	0.35%	to	1.39%	-1.98%	to	-0.95%

Liberty Growth & Income Fund, VS (B)
December 31, 2003	1,550,353	10.812	to	24.939	36,932,735	1.37%	1.24%	to	1.39%	18.01%	to	18.19%
December 31, 2002	1,140,031	9.162	to	21.102	23,027,405	1.23%	1.24%	to	1.39%	-23.14%	to	-23.02%
December 31, 2001	825,607	11.920	to	27.412	21,961,119	1.86%	1.24%	to	1.39%	-2.03%	to	-1.88%

Liberty Money Market Fund VS (A)
December 31, 2003	7,813,837	10.933	to	16.433	120,466,243	0.69%	0.00%	to	1.39%	-0.70%	to	0.69%
December 31, 2002	11,349,307	10.929	to	16.321	177,022,732	1.27%	0.00%	to	1.39%	-0.15%	to	1.25%
December 31, 2001	11,243,870	10.865	to	16.120	173,332,847	3.40%	0.00%	to	1.39%	2.19%	to	3.63%

Liberty S&P 500 Index Fund, VS (B)
December 31, 2003	5,319,695	7.418	to	7.457	39,475,050	1.01%	1.24%	to	1.39%	25.92%	to	26.11%
December 31, 2002	4,174,320	5.891	to	5.913	24,597,700	0.99%	1.24%	to	1.39%	-23.82%	to	-23.70%
December 31, 2001	2,745,357	7.732	to	7.750	21,234,014	0.84%	1.24%	to	1.39%	-13.37%	to	-13.24%

Liberty Select Value Fund, VS (B)
December 31, 2003	2,711,330	11.824	to	11.887	32,070,195	0.19%	1.24%	to	1.39%	25.68%	to	25.87%
December 31, 2002	2,247,681	9.408	to	9.444	21,152,251	0.10%	1.24%	to	1.39%	-12.44%	to	-12.30%
December 31, 2001	1,223,499	10.744	to	10.769	13,149,049	0.44%	1.24%	to	1.39%	2.04%	to	2.19%

Liberty Small Company Growth Fund VS (A)
December 31, 2003	246,125	11.195	to	33.026	7,905,566	0.00%	0.35%	to	1.39%	42.13%	to	43.62%
December 31, 2002	252,195	7.877	to	23.201	5,704,675	0.00%	0.35%	to	1.39%	-25.33%	to	-24.55%
December 31, 2001	292,905	10.549	to	31.027	8,879,327	0.00%	0.35%	to	1.39%	-11.28%	to	-10.34%

MFS Bond Series IC
December 31, 2003	297,978	13.294	to	13.294	3,961,448	5.90%	1.39%	to	1.39%	7.83%	to	7.83%
December 31, 2002	357,952	12.329	to	12.329	4,413,263	6.06%	1.39%	to	1.39%	7.42%	to	7.42%
December 31, 2001	514,397	11.478	to	11.478	5,904,126	6.76%	1.39%	to	1.39%	7.20%	to	7.20%

MFS Emerging Growth Series IC
December 31, 2003	1,234,972	8.819	to	13.372	14,477,464	0.00%	0.35%	to	1.39%	28.43%	to	29.77%
December 31, 2002	1,488,352	6.867	to	10.304	13,579,722	0.00%	0.35%	to	1.39%	-34.68%	to	-33.99%
December 31, 2001	1,906,401	10.513	to	20.424	26,644,750	0.00%	0.35%	to	1.39%	-34.41%	to	-4.66%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31					For the year ended December 31
						Investment
		Unit Fair Value			Net	Income	Expense Ratio [2]			Total Return [3]
	Units	lowest to highest			Assets [4]	Ratio [1]	lowest to highest			lowest to highest

MFS Emerging Growth Series SC
December 31, 2003	512,384	$ 8.763	to	$ 11.801	$ 5,965,282	0.00%	1.24%	to	1.39%	28.14%	to	28.33%
December 31, 2002	523,632	6.839	to	9.196	4,743,703	0.00%	1.24%	to	1.39%	-34.77%	to	-34.67%
December 31, 2001	591,515	10.484	to	14.076	8,230,355	0.00%	1.24%	to	1.39%	-34.54%	to	-34.44%

MFS Investors Growth Stock Series SC
December 31, 2003	2,681,375	5.619	to	5.649	15,071,517	0.00%	1.24%	to	1.39%	20.91%	to	21.09%
December 31, 2002	1,951,409	4.647	to	4.665	9,070,927	0.00%	1.24%	to	1.39%	-28.72%	to	-28.61%
December 31, 2001	1,721,237	6.519	to	6.534	11,222,861	0.07%	1.24%	to	1.39%	-25.88%	to	-25.76%

MFS Investors Trust Series SC
December 31, 2003	2,084,577	7.480	to	7.520	15,599,304	0.43%	1.24%	to	1.39%	20.15%	to	20.33%
December 31, 2002	1,761,945	6.226	to	6.249	10,973,764	0.45%	1.24%	to	1.39%	-22.24%	to	-22.13%
December 31, 2001	1,250,131	8.007	to	8.025	10,012,762	0.35%	1.24%	to	1.39%	-17.27%	to	-17.14%

MFS New Discovery Series SC
December 31, 2003	1,021,837	7.532	to	7.572	7,698,082	0.00%	1.24%	to	1.39%	31.59%	to	31.79%
December 31, 2002	908,075	5.723	to	5.745	5,198,758	0.00%	1.24%	to	1.39%	-32.74%	to	-32.64%
December 31, 2001	638,935	8.510	to	8.530	5,438,829	0.00%	1.24%	to	1.39%	-6.57%	to	-6.43%

MFS Research Series IC
December 31, 2003	1,930,808	8.840	to	12.225	22,656,768	0.67%	0.35%	to	1.39%	22.98%	to	24.27%
December 31, 2002	2,263,966	7.188	to	9.838	21,599,683	0.28%	0.35%	to	1.39%	-25.58%	to	-24.80%
December 31, 2001	2,948,210	9.659	to	17.349	37,784,006	0.01%	0.35%	to	1.39%	-22.35%	to	4.62%

Newport Tiger Fund, VS (A)
December 31, 2003	714,482	8.451	to	11.157	7,245,597	2.92%	0.35%	to	1.39%	42.87%	to	44.29%
December 31, 2002	803,630	5.915	to	7.732	5,700,224	0.76%	0.35%	to	1.39%	-18.11%	to	-17.26%
December 31, 2001	1,167,179	7.085	to	9.345	9,826,810	0.72%	0.35%	to	1.39%	-19.62%	to	-18.77%

Newport Tiger Fund, VS (B)
December 31, 2003	238,869	9.347	to	10.507	2,465,989	1.05%	1.24%	to	1.39%	43.19%	to	43.41%
December 31, 2002	140,502	6.518	to	7.327	1,015,959	1.35%	1.24%	to	1.39%	-18.84%	to	-18.72%
December 31, 2001	115,261	8.019	to	9.014	1,025,205	1.13%	1.24%	to	1.39%	-17.82%	to	-17.69%

Rydex Arktos Fund
December 31, 2003	170,517	21.841	to	21.841	3,724,320	1.39%	0.90%	to	0.90%	-37.93%	to	-37.93%
December 31, 2002	4,034	35.187	to	35.187	141,939	1.91%	0.90%	to	0.90%	40.75%	to	40.75%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Medius Fund
December 31, 2003	5,760	25.925	to	25.925	149,318	0.00%	0.90%	to	0.90%	51.07%	to	51.07%
December 31, 2002	1,042	17.160	to	17.160	17,880	0.00%	0.90%	to	0.90%	-31.36%	to	-31.36%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Mekros Fund
December 31, 2003	15,722	25.124	to	25.124	395,011	7.66%	0.90%	to	0.90%	62.81%	to	62.81%
December 31, 2002	1,159	15.431	to	15.431	17,892	0.00%	0.90%	to	0.90%	-38.27%	to	-38.27%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Nova Fund
December 31, 2003	33,668	13.582	to	13.582	457,284	0.00%	0.90%	to	1.39%	37.95%	to	37.95%
December 31, 2002	11,004	9.846	to	9.846	108,340	8.55%	0.90%	to	0.90%	-36.30%	to	-36.30%
December 31, 2001	3,581	15.456	to	15.456	55,356	0.00%	0.90%	to	0.90%	-24.27%	to	-24.27%

Rydex OTC Fund
December 31, 2003	953,209	3.220	to	8.693	3,183,440	0.00%	0.90%	to	1.39%	43.41%	to	44.12%
December 31, 2002	898,236	2.246	to	6.032	2,088,574	0.00%	0.90%	to	1.39%	-39.70%	to	-39.40%
December 31, 2001	933,771	3.724	to	9.953	3,512,391	0.00%	0.90%	to	1.39%	-36.08%	to	-35.76%

Rydex Precious Metals Fund
December 31, 2003	4,462	54.305	to	54.305	242,306	0.00%	0.90%	to	0.90%	39.65%	to	39.65%
December 31, 2002	4,368	38.887	to	38.887	169,865	0.00%	0.90%	to	0.90%	44.29%	to	44.29%
December 31, 2001	420	26.951	to	26.951	11,313	0.00%	0.90%	to	0.90%	11.98%	to	11.98%

Rydex Telecommunications Fund
December 31, 2003	3,921	19.524	to	19.524	76,547	0.00%	0.90%	to	0.90%	32.49%	to	32.49%
December 31, 2002	1,833	14.737	to	14.737	27,006	0.00%	0.90%	to	0.90%	-41.05%	to	-41.05%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31					For the year ended December 31
						Investment
		Unit Fair Value			Net	Income	Expense Ratio [2]			Total Return [3]
	Units	lowest to highest			Assets [4]	Ratio [1]	lowest to highest			lowest to highest

Rydex Titan 500 Fund
December 31, 2003	1,496	$ 23.957	to	$ 23.957	$ 35,835	0.00%	0.90%	to	0.90%	53.56%	to	53.56%
December 31, 2002	392	15.601	to	15.601	6,112	0.00%	0.90%	to	0.90%	-37.60%	to	-37.60%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Ursa Fund
December 31, 2003	7,213	29.870	to	29.870	215,455	0.00%	0.90%	to	0.90%	-24.33%	to	-24.33%
December 31, 2002	3,912	39.473	to	39.473	154,439	0.54%	0.90%	to	0.90%	20.56%	to	20.56%
December 31, 2001	21,460	32.742	to	32.742	702,635	1.81%	0.90%	to	0.90%	13.96%	to	13.96%

Rydex US Government Bond Fund
December 31, 2003	236,748	31.825	to	31.825	7,534,388	3.10%	0.90%	to	0.90%	-1.51%	to	-1.51%
December 31, 2002	1	32.313	to	32.313	32	0.08%	0.90%	to	0.90%	17.55%	to	17.55%
December 31, 2001	-	27.488	to	27.488	-	3.07%	0.90%	to	0.90%	-0.88%	to	-0.88%

Rydex US Government Money Market Fund
December 31, 2003	561,489	25.899	to	25.899	14,541,766	0.00%	0.90%	to	0.90%	-0.88%	to	-0.88%
December 31, 2002	163,280	26.129	to	26.129	4,266,285	0.47%	0.90%	to	0.90%	-0.43%	to	-0.43%
December 31, 2001	65,783	26.240	to	26.240	1,726,183	1.89%	0.90%	to	0.90%	1.87%	to	1.87%

Rydex Utilities Fund
December 31, 2003	330	20.872	to	20.872	6,890	1.53%	0.90%	to	0.90%	24.28%	to	24.28%
December 31, 2002	4,770	16.794	to	16.794	80,113	0.04%	0.90%	to	0.90%	-32.82%	to	-32.82%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

Rydex Velocity 100 Fund
December 31, 2003	3,882	24.409	to	24.409	94,759	19.19%	0.90%	to	0.90%	96.87%	to	96.87%
December 31, 2002	1,469	12.398	to	12.398	18,211	0.00%	0.90%	to	0.90%	-50.41%	to	-50.41%
December 31, 2001	-	0.000	to	0.000	-	0.00%	0.90%	to	0.90%	0.00%	to	0.00%

SteinRoe Growth Stock Fund VS (A)
December 31, 2003	1,448,492	5.859	to	35.091	46,776,239	0.42%	0.35%	to	1.39%	23.51%	to	24.80%
December 31, 2002	1,673,654	4.708	to	28.368	44,141,249	0.23%	0.35%	to	1.39%	-31.12%	to	-30.40%
December 31, 2001	2,181,952	6.785	to	41.125	83,324,121	0.00%	0.35%	to	1.39%	-25.66%	to	-24.88%

SteinRoe Growth Stock Fund VS (B)
December 31, 2003	708,818	8.340	to	34.852	21,403,752	0.24%	1.24%	to	1.39%	23.32%	to	23.51%
December 31, 2002	722,202	6.763	to	28.219	18,142,497	0.00%	1.24%	to	1.39%	-31.23%	to	-31.13%
December 31, 2001	718,912	9.834	to	40.973	26,801,435	0.00%	1.24%	to	1.39%	-25.83%	to	-25.72%

Templeton Developing Markets Sec Fund 2
December 31, 2003	221,722	9.490	to	9.555	2,105,006	1.19%	1.24%	to	1.39%	50.88%	to	51.11%
December 31, 2002	214,213	6.290	to	6.323	1,347,932	1.52%	1.24%	to	1.39%	-1.53%	to	-1.38%
December 31, 2001	276,785	6.387	to	6.411	1,768,442	0.79%	1.24%	to	1.39%	-9.36%	to	-9.22%

UBS Global AM Tactical Allocation
December 31, 2003	1,439,106	8.317	to	8.925	12,263,325	0.86%	1.24%	to	1.39%	25.61%	to	25.80%
December 31, 2002	1,782,891	6.621	to	7.094	12,136,969	0.60%	1.24%	to	1.39%	-24.02%	to	-23.91%
December 31, 2001	2,747,118	8.714	to	9.323	24,640,174	2.10%	1.24%	to	1.39%	-13.76%	to	-13.63%

Wanger Foreign Forty Fund
December 31, 2003	504,167	8.165	to	8.205	4,118,354	0.31%	0.65%	to	1.39%	39.29%	to	39.50%
December 31, 2002	409,193	5.862	to	5.959	2,399,664	0.00%	0.65%	to	1.39%	-16.46%	to	-16.34%
December 31, 2001	251,875	7.017	to	7.481	1,778,487	0.06%	0.65%	to	1.39%	-27.63%	to	-27.09%

Wanger International Small Cap Fund
December 31, 2003	1,821,982	8.662	to	8.704	15,787,070	0.30%	0.65%	to	1.39%	46.81%	to	47.03%
December 31, 2002	1,772,820	5.900	to	5.920	10,463,138	0.00%	0.65%	to	1.39%	-15.02%	to	-14.89%
December 31, 2001	993,895	6.943	to	7.469	6,939,631	0.00%	0.65%	to	1.39%	-22.25%	to	-21.67%

Wanger Twenty Fund
December 31, 2003	1,574,407	13.131	to	13.231	20,678,694	0.00%	0.65%	to	1.39%	28.92%	to	29.88%
December 31, 2002	873,845	10.185	to	10.219	8,901,660	0.00%	0.65%	to	1.39%	-8.89%	to	-8.21%
December 31, 2001	482,151	11.099	to	11.200	5,390,784	0.00%	0.65%	to	1.39%	7.57%	to	8.38%

Wanger US Smaller Companies Fund
December 31, 2003	3,767,707	13.417	to	13.800	50,570,392	0.00%	0.65%	to	1.39%	41.25%	to	42.30%
December 31, 2002	2,841,152	9.499	to	9.698	26,994,230	0.00%	0.65%	to	1.39%	-17.96%	to	-17.35%
December 31, 2001	1,500,602	11.578	to	11.734	17,377,623	0.02%	0.65%	to	1.39%	9.84%	to	10.66%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31					For the year ended December 31
						Investment
		Unit Fair Value			Net	Income	Expense Ratio [2]			Total Return [3]
	Units	lowest to highest			Assets [4]	Ratio [1]	lowest to highest			lowest to highest
Colonial Global Equity Fund, VS (B)
December 31, 2003	-	$ 5.137	to	$ 5.166	$ -	3.43%[5]	1.24%	to	1.39%	-0.41%	to	-0.37%
December 31, 2002	303,749	5.158	to	5.185	1,568,903	0.00%	1.24%	to	1.39%	-21.19%	to	-21.07%
December 31, 2001	427,744	6.545	to	6.570	2,802,406	0.00%	1.24%	to	1.39%	-25.63%	to	-25.51%

Colonial High Yield Securities, VS (A)
December 31, 2003	-	8.579	to	9.124	-	9.05%[5]	0.65%	to	1.39%	6.26%	to	6.48%
December 31, 2002	1,228,433	8.074	to	8.569	10,030,208	8.69%	0.65%	to	1.39%	-5.12%	to	-4.41%
December 31, 2001	1,262,538	8.509	to	8.964	10,750,173	8.68%	0.65%	to	1.39%	-4.02%	to	-3.30%

Colonial High Yield Securities, VS (B)
December 31, 2003	-	8.549	to	8.599	-	9.09%[5]	1.24%	to	1.39%	6.27%	to	6.31%
December 31, 2002	1,593,619	8.045	to	8.088	12,827,932	11.21%	1.24%	to	1.39%	-5.09%	to	-4.95%
December 31, 2001	807,527	8.476	to	8.509	6,850,992	12.97%	1.24%	to	1.39%	-4.17%	to	-4.02%

Colonial International Horizons Fund, VS (B)
December 31, 2003	-	5.883	to	5.916	-	1.86%[5]	1.24%	to	1.39%	-2.21%	to	-2.17%
December 31, 2002	620,837	6.016	to	6.047	3,739,200	0.05%	1.24%	to	1.39%	-14.14%	to	-14.01%
December 31, 2001	667,937	7.006	to	7.032	4,685,399	0.46%	1.24%	to	1.39%	-24.40%	to	-24.28%

Crabbe Huson Real Estate Investment Fund, VS (B)
December 31, 2003	-	9.773	to	11.570	-	13.6%[5]	1.24%	to	1.39%	0.96%	to	1.00%
December 31, 2002	145,593	9.773	to	11.455	1,659,698	4.49%	1.24%	to	1.39%	-0.97%	to	-0.82%
December 31, 2001	179,465	9.773	to	11.549	2,065,134	4.59%	1.24%	to	1.39%	0.00%	to	13.10%

Liberty Newport Japan Opp Fund, VS (B)
December 31, 2003	-	3.630	to	3.645	-	0.00%	1.24%	to	1.39%	-5.64%	to	-5.62%
December 31, 2002	5,607	3.847	to	3.862	21,571	0.00%	1.24%	to	1.39%	-14.81%	to	-14.68%
December 31, 2001	8,248	4.516	to	4.526	37,253	0.00%	1.24%	to	1.39%	-33.05%	to	-32.95%

Liberty Value Fund, VS (A)
December 31, 2003	-	8.809	to	20.047	-	1.47%[5]	0.35%	to	1.39%	-6.77%	to	-6.52%
December 31, 2002	3,004,872	9.449	to	21.444	58,361,771	1.24%	0.35%	to	1.39%	-21.63%	to	-20.81%
December 31, 2001	3,556,488	12.057	to	27.080	88,115,159	1.26%	0.35%	to	1.39%	-1.57%	to	-0.53%

Liberty Value Fund, VS (B)
December 31, 2003	-	8.744	to	18.626	-	1.26%[5]	1.24%	to	1.39%	-6.84%	to	-6.81%
December 31, 2002	374,089	9.386	to	19.986	7,145,433	1.25%	1.24%	to	1.39%	-21.80%	to	-21.68%
December 31, 2001	281,467	12.003	to	25.520	6,945,124	1.83%	1.24%	to	1.39%	-1.82%	to	-1.67%

Rydex Financial Services Fund, VS (B)
December 31, 2003	-	8.599	to	8.634	-	0.84%[5]	1.24%	to	1.39%	-3.54%	to	-3.50%
December 31, 2002	311,670	8.914	to	8.948	2,778,820	0.66%	1.24%	to	1.39%	-15.12%	to	-14.99%
December 31, 2001	266,015	10.501	to	10.525	2,794,133	0.53%	1.24%	to	1.39%	-13.36%	to	-13.23%

Rydex Health Care Fund, VS (B)
December 31, 2003	-	7.598	to	7.629	-	0.00%	1.24%	to	1.39%	-0.23%	to	-0.19%
December 31, 2002	621,781	7.615	to	7.644	4,735,810	0.00%	1.24%	to	1.39%	-20.84%	to	-20.72%
December 31, 2001	511,714	9.620	to	9.642	4,923,264	0.00%	1.24%	to	1.39%	-13.18%	to	-13.05%

SteinRoe Global Utilities Fund, VS (A)
December 31, 2003	-	6.698	to	15.565	-	2.25%[5]	0.35%	to	1.39%	0.84%	to	1.11%
December 31, 2002	1,570,875	6.630	to	15.394	22,051,473	2.98%	0.35%	to	1.39%	-14.52%	to	-13.63%
December 31, 2001	2,033,336	7.699	to	17.823	33,270,043	1.46%	0.35%	to	1.39%	-15.21%	to	-14.32%

Columbia High Yield Fund II, VS (A)
December 31, 2003	927,996	9.205	to	9.842	8,600,060	6.80%[5]	0.65%	to	1.39%	7.29%	to	7.87%

Columbia High Yield Fund II, VS (B)
December 31, 2003	2,452,783	9.169	to	9.232	22,506,109	6.70%[5]	1.24%	to	1.39%	7.25%	to	7.37%

Columbia Real Estate Equity Fund, VS (B)
December 31, 2003	132,918	12.651	to	14.993	1,983,432	2.62%[5]	1.24%	to	1.39%	29.45%	to	29.59%

Columbia International Fund, VS (B)
December 31, 2003	447,494	13.598	to	13.613	6,086,705	1.21%[5]	1.24%	to	1.39%	35.98%	to	36.13%

Rydex Banking Fund
December 31, 2003	661	31.901	to	31.901	21,091	0.87%	0.90%	to	0.90%	30.56%	to	30.56%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

5. Unit Values (continued)

	At December 31					For the year ended December 31
						Investment
		Unit Fair Value			Net	Income	Expense Ratio [2]			Total Return [3]
	Units	lowest to highest			Assets [4]	Ratio [1]	lowest to highest			lowest to highest

Rydex Basic Materials Fund
December 31, 2003	256	$ 27.680	to	$ 27.680	$ 7,087	0.00%	0.90%	to	0.90%	30.29%	to	30.29%

Rydex Biotechnology Fund
December 31, 2003	249	19.855	to	19.855	4,938	0.00%	0.90%	to	0.90%	40.85%	to	40.85%

Rydex Consumer Products Fund
December 31, 2003	246	29.289	to	29.289	7,204	0.04%	0.90%	to	0.90%	20.77%	to	20.77%

Rydex Electronics Fund
December 31, 2003	182	19.859	to	19.859	3,619	0.00%	0.90%	to	0.90%	68.31%	to	68.31%

Rydex Energy Services Fund
December 31, 2003	1,297	24.69	to	24.69	32,034	0.00%	0.90%	to	0.90%	7.45%	to	7.45%

Rydex Health Care Fund
December 31, 2003	228	25.66	to	25.66	5,859	0.00%	0.90%	to	1.39%	28.61%	to	28.61%

Rydex Internet Fund
December 31, 2003	189	21.184	to	21.184	4,011	0.00%	0.90%	to	0.90%	62.93%	to	62.93%

Rydex Juno Fund
December 31, 2003	3,957	25.979	to	25.979	102,788	0.00%	0.90%	to	0.90%	3.92%	to	3.92%

Rydex Lg Cap Europe Fund
December 31, 2003	400	25.569	to	25.569	10,220	5.09%	0.90%	to	0.90%	41.80%	to	41.80%

Rydex Lg Cap Japan Fund
December 31, 2003	60	28.069	to	28.069	1,671	0.00%	0.90%	to	0.90%	36.39%	to	36.39%

Rydex Financial Services Fund
December 31, 2003	1	26.963	to	26.963	27	0.00%	0.90%	to	1.39%	27.77%	to	27.77%

Rydex Real Estate Fund
December 31, 2003	-	30.088	to	30.088	-	50.56%	0.90%	to	0.90%	29.15%	to	29.15%

1 These amounts represent the dividends and other income received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

2 These ratio ranges represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense charges, for each period indicated. The ratio ranges include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

3 These return ranges represent the total returns for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return ratio does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Variable Account. The total return ratio is calculated for the period indicated or from the effective date through the end of the reporting period.

4 These net assets do not include seed money retained by the Company. The seed money was invested by the company in certain Sub-Accounts that required funds to commence operations.

5 Income Ratio is annualized.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2003 are shown below:

	Purchases	Sales

AIM VI Capital Appreciation Series I	$961,301	$3,072,894

AIM VI Growth Series I	150,339	464,569

AIM VI International Growth Series I	5,213,023	4,497,632

AIM VI Premier Equity Series I	1,098,605	4,549,864

Alger American Growth Portfolio	1,365,655	6,788,481

Alger American Small Capitalization Portfolio	1,665,219	2,891,917

AllianceBernstein Global Bond Portfolio (A)	2,304,629	4,422,692

AllianceBernstein Global Bond Portfolio (B)	1,248,675	1,718,226

AllianceBernstein Growth and Income Portfolio (A)	383,424	1,183,608

AllianceBernstein Growth and Income Portfolio (B)	7,355,842	5,494,018

AllianceBernstein Growth Portfolio (B)	350,495	210,661

AllianceBernstein International Portfolio (B)	47,468	58,485

AllianceBernstein Premier Growth Portfolio (A)	741,914	10,702,281

AllianceBernstein Premier Growth Portfolio (B)	2,131,363	5,780,354

AllianceBernstein Real Estate Investment Portfolio (A)	42,864	204,083

AllianceBernstein Technology Portfolio (B)	2,274,422	2,765,271

AllianceBernstein Total Return Portfolio (B)	305,869	455,848

AllianceBernstein Worldwide Privatization Portfolio (B)	941,285	564,211

Crabbe Huson Real Estate Fund	110,433	4,063,915

Colonial Global Equity Fund, VS (A)	33,503	4,441,298

Colonial High Yield Securities Fund, VS (A)	3,055,053	13,492,633

Colonial High Yield Securities Fund, VS (B)	4,028,430	17,387,825

Colonial International Horizon Fund, VS (B)	47,525	6,352,560

Colonial Small Cap Value Fund, VS (A)	1,215,960	1,741,426

Colonial Small Cap Value Fund, VS (B)	3,321,809	2,157,896

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales

Colonial Strategic Income Fund, VS (A)	8,192,407	13,896,708

Colonial Strategic Income Fund, VS (B)	24,032,724	9,503,953

Columbia High Yield Fund II, VS (A)	18,866,195	10,592,482

Columbia High Yield Fund II, VS (B)	25,758,724	3,878,315

Columbia International Fund, VS (A)	43,458,651	29,421,976

Columbia International Fund, VS (B)	5,238,748	833,279

Columbia Real Estate Equity Fund II, VS (B)	2,261,612	476,424

Exeter Growth Fund	6,338	353,199

Exeter Moderate Growth Fund	4,100	182,645

Fidelity VIP Equity Income Fund - SC2	12,848,632	3,273,645

Fidelity VIP III Dynamic Capital Appreciation Fund - SC2	726,358	203,894

Fidelity VIP III Growth Opportunities Fund - SC2	4,353,115	1,108,462

Liberty All-Star Equity Fund, VS (A)	2,876,305	5,322,658

Liberty All-Star Equity Fund, VS (B)	972,268	563,979

Liberty Asset Allocation Fund VS (A)	4,237,453	15,541,292

Liberty Asset Allocation Fund VS (B)	9,263,782	9,806,270

Liberty Federal Securities Fund VS (A)	7,921,102	19,979,974

Liberty Federal Securities Fund VS (B)	24,231,324	17,940,802

Liberty Growth & Income Fund, VS (A)	57,288,008	18,854,740

Liberty Growth & Income Fund, VS (B)	11,849,787	4,033,844

Liberty Money Market Fund VS (A)	116,267,144	172,823,633

Liberty S&P 500 Index Fund, VS (A)	679	-

Liberty S&P 500 Index Fund, VS (B)	10,409,124	3,015,780

Liberty Select Value Fund, VS (A)	388	-

Liberty Select Value Fund, VS (B)	7,481,440	3,177,338

Liberty Small Company Growth Fund VS (A)	1,098,031	1,223,075

Liberty Value Fund, VS (A)	440,329	54,858,519

Liberty Value Fund, VS (B)	621,302	7,283,976

MFS Bond Series IC	593,596	1,178,155

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales

MFS Emerging Growth Series IC	415,976	3,124,923

MFS Emerging Growth Series SC	806,712	951,082

MFS Investors Growth Stock Series SC	4,444,227	807,888

MFS Investors Trust Series SC	3,879,490	1,741,323

MFS New Discovery Series SC	1,535,644	855,895

MFS Research Series IC	669,196	4,150,496

Newport Tiger Fund, VS (A)	697,663	1,361,753

Newport Tiger Fund, VS (B)	1,130,764	340,779

Rydex Arktos Fund	11,701,310	7,933,760

Rydex Banking Fund	146,215	129,322

Rydex Basic Materials Fund	82,498	77,936

Rydex Biotechnology Fund	206,861	200,782

Rydex Consumer Products Fund	11,167	4,068

Rydex Electronics Fund	108,038	113,819

Rydex Energy Fund	11,171	11,361

Rydex Energy Services Fund	115,725	87,002

Rydex Financial Services Fund, VS (A)	3,511,320	3,596,056

Rydex Financial Services Fund, (B)	85,992	2,759,448

Rydex Health Care Fund, (B)	66,201	4,779,298

Rydex Health Care Fund, VS (A)	768,951	845,681

Rydex Internet Fund	124,057	128,751

Rydex Juno Fund	1,651,112	1,596,203

Rydex Leisure Fund	10,343	10,448

Rydex Lg Cap Europe Fund	545,947	532,916

Rydex Lg Cap Japan Fund	1,072,262	1,081,868

Rydex Medius Fund	970,040	839,315

Rydex Mekros Fund	6,193,079	5,966,079

Rydex Nova Fund	2,366,974	2,054,997

Rydex OTC Fund	4,377,657	4,217,946

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Purchases and Sales of Securities (continued)

	Purchases	Sales

Liberty Newport Japan Opportunity Fund, VS (A)	-	39,000

Liberty Newport Japan Opportunity Fund, VS (B)	-	957,659

Rydex Precious Metals Fund	1,332,305	1,384,482

Rydex Real Estate Fund	233,915	223,828

Rydex Retailing Fund	43,914	44,268

Rydex Technology Fund	3,679,863	3,661,080

Rydex Telecommunications Fund	110,531	77,214

Rydex Titan 500 Fund	228,178	197,022

Rydex Transportation Fund	25,506	25,792

Rydex Ursa Fund	9,999,930	9,877,973

Rydex US Government Bond Fund	18,190,166	10,773,942

Rydex US Government Money Market Fund	61,946,948	51,671,467

Rydex Utilities Fund	451,557	550,779

Rydex Velocity 100 Fund	419,705	354,888

SteinRoe Global Utilities Fund VS (A)	273,488	22,423,936

SteinRoe Growth Stock Fund VS (A)	2,131,909	9,152,086

SteinRoe Growth Stock Fund VS (B)	2,535,874	3,538,900

Templeton Developing Markets Sec Fund 2	595,556	483,160

UBS Global AM Tactical Allocation	127,687	2,708,705

Wanger Foreign Forty Fund	1,064,933	480,188

Wanger International Small Cap Fund	3,981,740	3,843,349

Wanger Twenty Fund	9,248,695	1,201,211

Wanger US Smaller Companies Fund	29,639,239	20,857,290

	$635,662,995	$709,621,070

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding

The change in the units of respective sub-account outstanding for the year ended December 31, 2003 were as follow:

	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM VI Capital Appreciation Series I	116,127	339,698	(223,571)

AIM VI Growth Series I	23,754	71,841	(48,087)

AIM VI International Growth Series I	734,016	619,012	115,004

AIM VI Premier Equity Series I	174,807	711,098	(536,291)

Alger American Growth Portfolio	105,051	498,215	(393,164)

Alger American Small Capitalization Portfolio	208,369	378,122	(169,753)

AllianceBernstein Global Bond Portfolio (A)	128,778	377,758	(248,980)

AllianceBernstein Global Bond Portfolio (B)	48,287	107,777	(59,490)

AllianceBernstein Growth and Income Portfolio (A)	29,617	103,232	(73,615)

AllianceBernstein Growth and Income Portfolio (B)	791,407	569,336	222,071

AllianceBernstein Growth Portfolio (B)	39,833	22,809	17,024

AllianceBernstein International Portfolio (B)	134	-	134

AllianceBernstein Premier Growth Portfolio (A)	69,107	807,104	(737,997)

AllianceBernstein Premier Growth Portfolio (B)	386,294	973,744	(587,450)

AllianceBernstein Real Estate Investment Portfolio (A)	1,741	14,833	(13,092)

AllianceBernstein Technology Portfolio (B)	397,181	457,745	(60,564)

AllianceBernstein Total Return Portfolio (B)	33,951	51,589	(17,638)

AllianceBernstein Worldwide Privatization Portfolio (B)	132,190	77,323	54,867

Colonial Small Cap Value Fund, VS (A)	87,113	149,931	(62,818)

Colonial Small Cap Value Fund, VS (B)	262,557	178,602	83,955

Colonial Strategic Income Fund, VS (A)	209,175	800,332	(591,157)

Colonial Strategic Income Fund, VS (B)	1,330,460	585,325	745,135

Columbia International Fund, VS (A)	4,753,178	2,789,014	1,964,164

Exeter Growth Fund	-	20,766	(20,766)

Exeter Moderate Growth Fund	-	11,986	(11,986)

Fidelity VIP Equity Income Fund - SC2	1,414,477	342,386	1,072,091

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding (continued)

	Units Issued	Units Redeemed	Net Increase (Decrease)

Fidelity VIP III Dynamic Capital Appreciation Fund - SC2	78,864	21,518	57,346

Fidelity VIP III Growth Opportunities Fund - SC2	728,940	184,312	544,628

Liberty All-Star Equity Fund, VS (A)	289,902	533,062	(243,160)

Liberty All-Star Equity Fund, VS (B)	123,986	72,726	51,260

Liberty Asset Allocation Fund VS (A)	76,115	623,569	(547,454)

Liberty Asset Allocation Fund VS (B)	391,262	463,788	(72,526)

Liberty Federal Securities Fund VS (A)	256,128	832,528	(576,400)

Liberty Federal Securities Fund VS (B)	915,002	739,405	175,597

Liberty Growth & Income Fund, VS (A)	2,895,554	845,890	2,049,664

Liberty Growth & Income Fund, VS (B)	594,251	183,929	410,322

Liberty Money Market Fund VS (A)	9,142,980	12,678,450	(3,535,470)

Liberty S&P 500 Index Fund, VS (B)	1,585,323	439,947	1,145,376

Liberty Newport Japan Opportunity Fund, VS (B)	-	5,607	(5,607)

Liberty Select Value Fund, VS (B)	759,622	295,973	463,649

Liberty Small Company Growth Fund VS (A)	41,697	47,767	(6,070)

MFS Bond Series IC	27,834	87,808	(59,974)

MFS Emerging Growth Series IC	39,310	292,690	(253,380)

MFS Emerging Growth Series SC	80,120	91,367	(11,247)

MFS Investors Growth Stock Series SC	882,038	152,072	729,966

MFS Investors Trust Series SC	587,234	264,602	322,632

MFS New Discovery Series SC	240,484	126,722	113,762

MFS Research Series IC	52,300	385,457	(333,157)

Newport Tiger Fund, VS (A)	73,810	162,959	(89,149)

Newport Tiger Fund, VS (B)	135,199	36,831	98,368

Rydex Arktos Fund	475,543	309,060	166,483

Rydex Banking Fund	5,207	4,546	661

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding (continued)

	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex Basic Materials Fund	3,440	3,184	256

Rydex Biotechnology Fund	12,271	12,022	249

Rydex Consumer Products Fund	421	175	246

Rydex Electronics Fund	7,197	7,015	182

Rydex Energy Fund	500	500	-

Rydex Energy Services Fund	4,858	3,561	1,297

Rydex Financial Services Fund, VS (A)	158,593	158,592	1

Rydex Health Care Fund, VS (A)	37,053	36,825	228

Rydex Internet Fund	7,555	7,366	189

Rydex Juno Fund	63,565	59,608	3,957

Rydex Leisure Fund	527	527	-

Rydex Lg Cap Europe Fund	26,840	26,440	400

Rydex Lg Cap Japan Fund	45,599	45,539	60

Rydex Medius Fund	41,073	36,355	4,718

Rydex Mekros Fund	282,643	268,080	14,563

Rydex Nova Fund	213,901	191,237	22,664

Rydex OTC Fund	750,241	695,268	54,973

Rydex Precious Metals Fund	34,838	34,744	94

Rydex Real Estate Fund	7,652	7,652	-

Rydex Retailing Fund	2,008	2,008	-

Rydex Technology Fund	237,035	237,035	-

Rydex Telecommunications Fund	6,745	4,657	2,088

Rydex Titan 500 Fund	11,337	10,233	1,104

Rydex Transportation Fund	1,175	1,175	-

Rydex Ursa Fund	275,521	272,220	3,301

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Change in Units Outstanding (continued)

	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex US Government Bond Fund	578,336	341,589	236,747

Rydex US Government Money Market Fund	2,385,573	1,987,364	398,209

Rydex Utilities Fund	22,684	27,124	(4,440)

Rydex Velocity 100 Fund	23,604	21,191	2,413

SteinRoe Growth Stock Fund VS (A)	118,187	343,349	(225,162)

SteinRoe Growth Stock Fund VS (B)	114,152	127,535	(13,383)

Templeton Developing Markets Sec Fund 2	71,798	64,289	7,509

UBS Global AM Tactical Allocation	3,750	347,534	(343,784)

Wanger Foreign Forty Fund	163,463	68,489	94,974

Wanger International Small Cap Fund	607,053	557,892	49,161

Wanger Twenty Fund	806,014	105,452	700,562

Wanger US Smaller Companies Fund	2,562,703	1,636,148	926,555

Colonial Global Equity Fund, VS (B)	4,389	308,138	(303,749)

Colonial High Yield Securities Fund, VS (A)	324,750	1,553,183	(1,228,433)

Colonial High Yield Securities Fund, VS (B)	447,490	2,041,109	(1,593,619)

Colonial International Horizons Fund, VS (B)	6,011	626,848	(620,837)

Crabbe Huson Real Estate Investment Fund, VS (B)	4,540	150,133	(145,593)

Liberty Value Fund, VS (A)	15,946	3,020,818	(3,004,872)

Liberty Value Fund, VS (B)	33,523	407,612	(374,089)

Rydex Financial Services Fund, VS (B)	9,361	321,031	(311,670)

Rydex Health Care Fund, VS (B)	8,692	630,473	(621,781)

SteinRoe Global Utilities Fund, VS (A)	16,741	1,587,616	(1,570,875)

Columbia High Yield Fund, VS (A)	2,065,719	1,137,723	927,996

Columbia High Yield Fund, VS (B)	2,881,874	429,091	2,452,783

Columbia International Fund, VS (B)	515,375	67,881	447,494

Columbia Real Estate Equity Fund, VS (B)	167,004	34,086	132,918

	48,147,629	51,007,879	(2,860,250)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) - KEYPORT VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, (the "Code") a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, is not treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

Independent Auditors' Report

To the Board of Directors of Sun Life Assurance and Annuity Company of Canada (U.S.)

and Contract Owners of Keyport Variable Account A:

We have audited the accompanying statements of assets and liabilities of the Sub-Accounts of Sun Life Assurance and Annuity Company of Canada (U.S.) - Keyport Variable Account A (comprising, respectively, AIM VI Capital Appreciation Series I Sub-Account, AIM VI Growth Series I Sub-Account, AIM VI International Growth Series I Sub-Account, AIM VI Premier Equity Series I Sub-Account, Alger American Growth Portfolio Sub-Account, Alger American Small Capitalization Portfolio Sub-Account, AllianceBernstein Global Bond Portfolio (A) Sub-Account, AllianceBernstein Global Bond Portfolio(B) Sub-Account, AllianceBernstein Growth & Income Portfolio(A) Sub-Account, AllianceBernstein Growth & Income Portfolio(B) Sub-Account, AllianceBernstein Growth Portfolio(B) Sub-Account, AllianceBernstein International Portfolio(B) Sub-Account, AllianceBernstein Premier Growth Portfolio(A) Sub-Account, AllianceBernstein Premier Growth Portfolio(B) Sub-Account, AllianceBernstein Real Estate Investment Portfolio(A) Sub-Account, AllianceBernstein Technology Portfolio(B) Sub-Account, AllianceBernstein Total Return Portfolio(B) Sub-Account, AllianceBernstein Worldwide Privatization Portfolio(B) Sub-Account, UBS Global AM Tactical Allocation Sub-Account, Fidelity VIP Equity Income Fund-SC2 Sub-Account, Fidelity VIP III Dynamic Capital Appreciation Fund-SC2 Sub-Account, Fidelity VIP III Growth Opportunities Fund-SC2 Sub-Account, Franklin Templeton Developing Markets Sec Fund 2 Sub-Account, Colonial Small Cap Value Fund, VS(A) Sub-Account, Colonial Small Cap Value Fund, VS(B) Sub-Account, Colonial Strategic Income Fund, VS(A) Sub-Account, Colonial Strategic Income Fund, VS(B) Sub-Account, Columbia High Yield Fund II, VS(A) Sub-Account, Columbia High Yield Fund II, VS(B) Sub-Account, Columbia International Fund, VS(A) Sub-Account, Columbia International Fund, VS(B) Sub-Account, Columbia Real Estate Equity Fund II, VS(B) Sub-Account, Liberty All-Star Equity Fund, VS(A) Sub-Account, Liberty All-Star Equity Fund, VS(B) Sub-Account, Liberty Asset Allocation Fund, VS(A) Sub-Account, Liberty Asset Allocation Fund, VS(B) Sub-Account, Liberty Growth & Income Fund, VS(A) Sub-Account, Liberty Growth & Income Fund VS(B) Sub-Account, Liberty Money Market Fund, VS(A) Sub-Account, Liberty Select Value Fund, VS(A) Sub-Account, Liberty Select Value, VS(B) Sub-Account, Liberty Small Company Growth Fund, VS(A), Liberty S&P 500 Index Fund, VS(A) Sub-Account, Liberty S&P 500 Index Fund, VS(B) Sub-Account, Newport Tiger Fund, VS(A) Sub-Account, Newport Tiger Fund, VS(B) Sub-Account, Wanger Foreign Forty Fund Sub-Account, Wanger International Small Cap Fund Sub-Account, Wanger Twenty Fund Sub-Account, Wanger US Smaller Companies Fund Sub-Account, MFS Bond Series IC Sub-Account, MFS Emerging Growth Series IC Sub-Account, MFS Emerging Growth Series SC Sub-Account, MFS Investors Growth Stock Series SC Sub-Account, MFS Investors Trust Series SC Sub-Account, MFS New Discovery Series SC Sub-Account, MFS Research Series IC Sub-Account, Rydex Arktos Fund Sub-Account, Rydex Banking Fund Sub-Account, Rydex Basic Materials Fund Sub-Account, Rydex Biotechnology Fund Sub-Account, Rydex Consumer Products Fund Sub-Account, Rydex Electronics Fund Sub-Account, Rydex Energy Services Fund Sub-Account, Rydex Financial Services Fund, VS(A) Sub-Account, Rydex Health Care Fund, VS (A) Sub-Account, Rydex Internet Fund Sub-Account, Rydex Juno Fund Sub-Account, Rydex Large Cap Europe Fund Sub-Account, Rydex Large Cap Japan Fund Sub-Account, Rydex Medius Fund Sub-Account, Rydex Mekros Fund Sub-Account, Rydex Nova Fund Sub-Account, Rydex OTC Fund Sub-Account, Rydex Precious Metals Fund Sub-Account, Rydex Telecommunications Fund Sub-Account, Rydex Titan 500 Fund Sub-Account, Rydex Ursa Fund Sub-Account, Rydex US Government Bond Fund Sub-Account, Rydex US Government Money Market Fund Sub-Account, Rydex Utilities Fund Sub-Account, Rydex Velocity 100 Fund Sub-Account, Liberty Federal Securities Fund, VS(A) Sub-Account, Liberty Federal Securities Fund, VS(B) Sub-Account, SteinRoe Growth Stock Fund, VS(A) Sub-Account, SteinRoe Growth Stock Fund, VS(B) Sub-Account, Exeter Growth Fund Sub-Account, Exeter Moderate Growth Fund Sub-Account, Rydex Transportation Fund, VS(A) Sub-Account, Rydex Technology Fund, VS(A) Sub-Account, Rydex Real Estate Fund, VS(A) Sub-Account, Rydex Retailing Fund, VS(A) Sub-Account, Liberty Newport Japan Opportunities Fund, VS(B) Sub-Account Rydex Leisure Fund, VS(A) Sub-Account, SteinRoe Global Utilities Fund, VS(A) Sub-Account, Liberty Value Fund, VS(A) Sub-Account, Liberty Value Fund, VS(B) Sub-Account, Rydex Health Care Fund, VS(B) Sub-Account, Rydex Financial Services Fund, VS(B) Sub-Account, Liberty Newport Japan Opportunities Fund, VS(A) Sub-Account, Colonial Global Equity Fund, VS(B) Sub-Account, Colonial International Horizons Fund, VS(B) Sub-Account, Colonial High Yield Securities Fund, VS (A) Sub-Account, Colonial High Yield Securities Fund, VS (B) Sub-Account, Crabbe Huson Real Estate Fund, VS(B) Sub-Account (the "Sub-Accounts") as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of periods presented. These financial statements are the responsibility of the management of Sun Life Assurance and Annuity Company of Canada (U.S.). Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Sub-Accounts for the year ended December 31, 2001 were audited by other auditors whose report, dated April 19, 2002, expressed an unqualified opinion, on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of periods presented, in conformity with accounting principles generally accepted in the United States of America.

The information contained in footnote 5 for the year ended December 31, 2001 was derived from the financial statements for the year ended December 31, 2001 audited by other auditors, whose report dated April 19, 2002 expressed an unqualified opinion.

DELOITTE & TOUCHE, LLP

Boston, Massachusetts

March 31, 2004

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Revenues
Premiums and annuity considerations	$ 60,518	$ 43,574	$ 41,009
Net investment income	1,208,750	1,185,210	555,054
Net derivative loss	(203,200)	(159,285)	(10,056)
Net realized investment gains (losses)	134,085	(38,966)	14,630
Fee and other income	319,596	390,691	295,064

Total revenues	1,519,749	1,421,224	895,701

Benefits and expenses
Interest credited	783,999	704,690	276,295
Interest expense	120,905	106,043	94,422
Policyowner benefits	201,248	221,162	134,900
Other operating expenses	184,472	237,797	162,556
Amortization of deferred acquisition costs and value of business acquired	98,398	251,513	139,034

Total benefits and expenses	1,389,022	1,521,205	807,207

Income (loss) before income tax expense (benefit) and cumulative effect of change in accounting principles	130,727	(99,981)	88,494

Income tax expense (benefit):
Federal	27,366	(59,449)	20,713
State	823	1,265	(1,313)
Income tax expense (benefit)	28,189	(58,184)	19,400

Net income (loss) before cumulative
effect of change in accounting principles	102,538	(41,797)	69,094

Cumulative effect of change in accounting principles, net of tax benefit (expense) of $4,064 and $(2,799) in 2003 and 2001, respectively	(7,547)	-	5,198

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2003	2002 Restated
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,338,241 and $15,954,813 in 2003 and 2002, respectively)	$ 16,858,414	$ 16,423,020
Trading fixed maturities at fair value (amortized cost of $1,434,654 and $1,354,969 in 2003 and 2002, respectively)	1,527,619	1,404,825
Subordinated note from affiliate held-to-maturity (fair value of $699,069 and $616,520 in 2003 and 2002, respectively)	600,000	600,000
Short-term investments	24,662	178,017
Mortgage loans	972,102	948,529
Derivative instruments - receivable	400,037	408,832
Limited partnerships	330,562	481,557
Equity securities	1,452	1,127
Real estate	84,421	79,783
Policy loans	692,887	682,029
Other invested assets	46,996	40,026
Cash and cash equivalents	513,454	725,550
Total investments	22,052,606	21,973,295

Accrued investment income	285,224	256,569
Deferred policy acquisition costs	889,601	795,648
Value of business acquired	22,391	57,692
Goodwill	705,202	705,202
Deferred federal income taxes	-	20,507
Receivable for investments sold	37,049	110,621
Reinsurance receivable from affiliate	1,741,962	-
Other assets	371,474	208,329
Separate account assets	17,521,009	15,718,113

Total assets	$ 43,626,518	$ 39,845,976

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,317,422	$ 17,952,084
Future contract and policy benefits	716,819	717,673
Payable for investments purchased	261,673	365,446
Accrued expenses and taxes	73,111	117,519
Deferred federal income taxes	18,897	-
Long-term debt	40,500	-
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,741,962	-
Derivative instruments - payable	248,272	399,906
Other liabilities	196,401	163,973
Separate account liabilities	17,509,294	15,700,969

Total liabilities	40,757,177	37,050,396

Commitments and contingencies - Note 18

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2003 and 2002	$ 6,437	$ 6,437
Additional paid-in capital	2,071,888	2,071,888
Accumulated other comprehensive income	227,681	248,911
Retained earnings	563,335	468,344

Total stockholder's equity	2,869,341	2,795,580

Total liabilities and stockholder's equity	$ 43,626,518	$ 39,845,976

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Net income (loss)	$ 94,991	$ (41,797)	$ 74,292
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	158,442	208,297	(24,383)
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(179,672)	34,767	(8,319)

Other comprehensive (loss) income	(21,230)	243,064	(32,702)

Comprehensive income	$ 73,761	$ 201,267	$ 41,590

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Acquisition of Keyport Life (note 2)		1,706,477			1,706,477
Net income - Restated				74,292	74,292
Dividends declared - Restated				(15,000)	(15,000)
Other comprehensive loss - Restated			(32,702)		(32,702)
Balance at December 31, 2001 -Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064

Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 94,991	$ (41,797)	$ 74,292
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization (accretion) of discount and premiums	112,761	58,246	(7,185)
Amortization of DAC and VOBA	98,398	251,513	139,034
Depreciation and amortization	1,730	1,876	1,602
Non cash derivative activity	144,091	231,131	(36,010)
Net realized (gains) losses on investments	(134,085)	38,966	(14,630)
Net unrealized gains on trading investments	(63,573)	(111,740)	(112,802)
Net change in unrealized and undistributed losses in private equity limited partnerships	15,789	17,186	5,413
Interest credited to contractholder deposits	781,834	701,505	283,231
Deferred federal income taxes (benefits)	43,029	(44,316)	104,324
Cumulative effect of change in accounting principles, net of tax	7,547	-	(5,198)
Changes in assets and liabilities:
Deferred acquisition costs	(263,762)	(288,463)	(155,263)
Accrued investment income	(28,655)	(5,038)	1,481
Other assets	(11,709)	(59,560)	(46,425)
Future contract and policy benefits	(854)	25,584	(23,255)
Other, net	138,765	28,055	75,227
Net purchases of trading fixed maturities	(60,321)	(369,794)	(372,352)
Net cash provided by (used in) operating activities	875,976	433,354	(88,516)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	13,004,400	11,137,476	2,905,931
Net cash from sale of subsidiary	1,500	3,331	-
Other invested assets	127,944	152,512	3,131
Mortgage loans	339,735	234,191	112,767
Real estate	14,275	6,036	10,009
Purchases of:
Available-for-sale fixed maturities	(13,414,490)	(12,867,827)
(2,322,734)

Subsidiaries	-	-	(4,965)
Other invested assets	(4,926)	(233,255)	(29,776)
Mortgage loans	(338,627)	(249,867)	(184,787)
Real estate	(16,153)	(3,634)	(16,284)
Changes in other investing activities, net	5,100	(8,109)	1,285
Net change in policy loans	(10,858)	(3,406)	(3,894)
Net change in short-term investments	153,355	(81,713)	8,782

Net cash (used in) provided by investing activities	$ (138,745)	$ (1,914,265)	$ 479,465

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2003	2002 Restated	2001 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,461,677	$ 3,627,924	$ 2,010,861
Withdrawals from contractholder deposit funds	(3,411,004)	(3,116,836)	(2,366,475)
Issuance of long-term debt	-	460,000	-
Net change in securities lending	-	(1,152,861)	30,900
Dividends paid to stockholder	-	-	(15,000)
Additional capital contributed	-	100,000	-
Net cash used in financing activities	(949,327)	(81,773)	(339,714)

Net change in cash and cash equivalents	(212,096)	(1,562,684)	51,235

Cash and cash equivalents, beginning of year	725,550	2,288,234	390,056

Cash acquired from acquisition through merger of Keyport Life Insurance Company	-	-	1,846,943

Cash and cash equivalents, end of year	$ 513,454	$ 725,550	$ 2,288,234

Supplemental Cash Flow Information
Interest paid	$ 118,302	$ 107,358	$ 94,422

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) ("SLUS") was incorporated in 1970 as a life insurance company domiciled in the State of Delaware. On April 3, 2003, SLUS and its affiliate Keyport Life Insurance Company ("Keyport"), filed a Form D (Prior notice of Transaction) with the Division of Insurance Department of Business Regulation of the State of Rhode Island and filed similar documents with the Delaware Department of Insurance. Both filings sought regulatory approval for the merger of Keyport with and into SLUS. On December 31, 2003 at 5:00 p.m., SLUS and Keyport completed the merger. Pursuant to the Merger Agreement, Keyport merged with and into SLUS with SLUS as the surviving company ("the Company"). The Company is licensed and authorized to write all business that was previously written by Keyport and SLUS. The merger has no effect on the existing rights and benefits of policyholders or contractholders from either company. Both Keyport and SLUS were direct wholly-owned subsidiaries of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC U.S. Holdings"), and indirect wholly-owned subsidiaries of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003:
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,084,746	$ 22,541,772	$ 43,626,518

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the companies came under common control.

The impact of the merger with Keyport (decreased) increased net income by $(22.6) million and $87.7 million for the years ended December 31, 2002 and 2001, respectively.

As of December 31, 2003, the Company was licensed in 49 states and certain other territories. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, and other asset management services.

The Company is a wholly-owned subsidiary of SLC (U.S.) Holdings, which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada, which reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, SLF, is now the ultimate parent of SLOC and the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2003, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), and Independence Life and Annuity Company ("Independence Life"). The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ('the Partnership") and as a result, the Partnership is consolidated with the results of the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC became an inactive subsidiary 2002. SCA is a registered investment adviser. SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the excess of the net cash surrender value of such policy.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICs, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

DAC for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC adjustments were $(79.2) million and $(39.9) million at December 31, 2003 and 2002, respectively.

VALUE OF BUSINESS ACQUIRED

VOBA represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits. Interest is accrued on the unamortized balance at the average interest crediting rate.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUE OF BUSINESS ACQUIRED (CONTINUED)

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA adjustments were $(27.5) million and $(32.9) million at December 31, 2003 and 2002, respectively.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport on October 31, 2001 by SLC (U.S.) Holdings. Goodwill is accounted for in accordance with SFAS No. 142, "Goodwill and Other Intangible Assets." Effective January 1, 2002, goodwill is no longer amortized and is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2003 and concluded that these assets are not impaired. The Company used the actuarial appraisal method, with assumptions and discount rates reflective of current market conditions and determined that the fair value of the Company was at least equal to the carrying value. The Company also compared the results of that valuation to a range of values based on historical multiples, and found them to be consistent with the results of the actuarial appraisal method. Goodwill is allocated to the Company's Wealth Management Segment.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets and reinsurance receivables from reinsurance ceded are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($10.1 million) that are not subject to amortization. The remaining $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the 2003 tax year, as in prior years, SLUS will participate in the consolidated federal income tax return with Sun Life of Canada - US Operations Holdings, Inc. ("SLOC U.S. Operations Holdings") and other affiliates. For 2003, Keyport will continue to file a separate consolidated return with its affiliate, Independence Life. Effective for the tax year 2004, the combined entity will participate in the consolidated federal income tax return with SLOC U.S. Operations Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders; and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2003 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

In June 2003, the Financial Accounting Standards Board ("FASB") issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." SFAS No. 149 is intended to result in more consistent reporting of contracts as either freestanding derivative instruments subject to SFAS No. 133 in its entirety, or as hybrid instruments with debt host contracts and embedded derivative features. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material effect on the Company's financial position or results of operations.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 requires certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity to be classified as liabilities. SFAS No. 150 was effective July 1, 2003 for the Company. The adoption of SFAS No. 150 did not have a material effect on the Company's financial position or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments" ("DIG B36"), that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. The adoption of DIG B36 did not have a material effect on the Company's financial position or results of operations.

On March 14, 2003, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements other than those specifically described in FASB Statement No. 97." This proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in FASB Statement No. 97. This proposed SOP is effective for fiscal years beginning after December 15, 2004. The Company is in the process of evaluating the provision of this proposed SOP and its impact to the Company's financial position and results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIE's. Early adoption is permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two variable interest entities ("VIE's") and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIE's resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company is not the primary beneficiary in any VIEs other than the two entities that were discussed above. The Company does have a greater than or equal to 21% involvement in 11 VIEs at December 31, 2003. The Company is a creditor in 8 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $42.1 million at December 31, 2003. The notes mature between June 2004 and December 2035. See Note 4 for additional information with respect to leveraged leases.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of FIN No. 45 did not have a material impact on the Company.

In July 2002, the AICPA issued Statement of Position 03-1 ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company is in the process of evaluating the provisions of SOP 03-1 and its impact on the Company's financial position or results of operations.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets." These statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon the Company's adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On April 2, 2003, the Company and its affiliate, Keyport, filed a Form D (Prior Notice of a Transaction) with the Division of Insurance, Department of Business Regulation of Rhode Island. On April 3, 2003, the Company and Keyport filed similar documents with the Delaware Department of Insurance.  Both filings sought regulatory approval for a contemplated merger of Keyport with and into the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

The Company is, and Keyport was, a direct wholly-owned subsidiary of SLC (U.S.) Holdings and indirect wholly-owned subsidiaries of SLF. The boards of directors of both the Company and Keyport voted to approve the merger at their meetings on April 24, 2003. Regulatory approval from the States of Rhode Island and Delaware was received on June 11, 2003 and July 21, 2003, respectively.  The merger occurred as planned on December 31, 2003, with the Company as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp. ("KFSC"), with Clarendon as the surviving entity.  KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its' wholly-owned subsidiary, Vision Financial Corporation ("Vision"), for $1.5 million.  A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003.  SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On October 31, 2001, SLC (U.S.) Holdings acquired Keyport and its subsidiaries for approximately $1.7 billion in cash.  As part of the acquisition, Sun Life Financial (U.S.) Holdings, Inc. ("SLF (U.S.) Holdings"), another indirect subsidiary of SLOC, acquired Independent Financial Marketing Group, Inc. ("IFMG").  The acquisition of Keyport and IFMG complemented SLF's product array and distribution capabilities and advanced SLF toward its strategic goal of reaching a top ten position in certain target product markets in North America.

This acquisition was accounted for using the purchase method under SFAS No. 141, "Business Combinations."  Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value on the date of acquisition.  The following summarizes the estimated fair values of the assets acquired and the liabilities assumed as of November 1, 2001:

Assets:

Fixed-maturity securities

$ 10,609,150

Equity securities

35,313

Mortgage loans

7,216

Policy loans

631,916

Value of business acquired

105,400

Goodwill

714,755

Intangible assets

12,100

Deferred taxes

217,633

Other invested assets

363,586

Cash and cash equivalents

1,846,887

Other assets acquired

465,152

Separate account assets

3,941,527

Total assets acquired

$ 18,950,635

Liabilities:

Policy liabilities

$ 12,052,071

Other liabilities

1,262,045

Separate accounts

3,930,042

Total liabilities assumed

$ 17,244,158

Net assets acquired

$ 1,706,477

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

2. MERGERS, ACQUISITIONS AND DISPOSITIONS (CONTINUED)

In 2002, the Company completed its valuation of certain assets acquired and liabilities assumed.  The revisions decreased goodwill by $9.6 million, increased the deferred tax assets by $54.9 million, increased policy liabilities by $13.0 million, increased other liabilities by $13.7 million and reduced investments and other assets by $12.8 million and $5.8 million, respectively.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, SLF (U.S.) Holdings, for $10.5 million.  No gain or loss was realized on this transaction.  Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.  Total net income of SLD for the years ended December 31, 2002 and 2001 was $4.9 million and $10.2 million, respectively.

On October 9, 2002, SLNY, a wholly-owned subsidiary of the Company, and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport, filed an Agreement and Plan of Merger ("Merger Agreement") with the New York State Insurance Department.  On December 31, 2002 at 5:00 p.m., SLNY and KBL completed the merger.  Pursuant to the Merger Agreement, KBL merged with and into SLNY, with SLNY as the surviving entity.  The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.  Keyport, KBL, the Company, and SLNY are, and at all times relevant to the merger were, indirectly wholly-owned subsidiaries of SLOC.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million.  The note was included in fixed maturities available-for-sale at December 31, 2002.  The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $73.3 million in 2003, $64.4 million in 2002, and $42.9 million in 2001.

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $21.3 million, $24.0 million and $13.8 million for the years ended December 31, 2003, 2002 and 2001, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending.  Rent received by the Company under the leases amounted to approximately $11.8 million, $11.7 million, and $8.8 million in 2003, 2002 and 2001, respectively.  Rental income is reported as a component of net investment income.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

The Company did not make any dividend payments in 2003 or 2002. In 2001, the Company declared and paid dividends in the amount of  $15 million to its parent, SLC (U.S.) Holdings.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LTD.  The Company pays interest semi-annually to Sun Life (Hungary) LTD. Total interest paid was $26.5 million and $11.5 million for the years ended December 31, 2003 and 2002, respectively.  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, essentially all United States employees of SLOC became employees of the Company.   As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $152.2 and $135.1 million for the years ended December 31, 2003 and 2002, respectively.

Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

At December 31, 2003 and 2002, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company.  The Company expensed $43.3 million for interest on these surplus notes for each of the years ended December 31, 2003, 2002 and 2001, respectively.

During 2003, the Company purchased $80 million in promissory notes from MFS.  These promissory notes are included with fixed maturities available-for-sale in the financial statements.  The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years.  Interest earned as of December 31, 2003 was $0.6 million.

During 2003, the Company paid $14.6 million in commission fees to MFSLF.

During 2003, 2002 and 2001, the Company paid $64.5 million, $79.4 million and $11.8 million, respectively, in commission fees to IFMG.

The following table lists the details of notes due to affiliates at December 31, 2003 (in 000's):

Type

Principal

Maturity

Rate

Surplus

$ 150,000

12/15/27

6.150%

Surplus

150,000

12/15/15

7.250%

Surplus

7,500

12/15/15

6.125%

Surplus

7,500

12/15/27

6.150%

Promissory

80,000

06/30/12

5.710%

Promissory

380,000

06/30/12

5.760%

Surplus

250,000

11/06/27

8.625%

$1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

December 31, 2002 -Restated

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,515,743

$ 172,928

$ (83,406)

$ 5,605,265

 Foreign Government & Agency Securities

113,149

14,574

(8)

127,715

 States & Political Subdivisions

2,149

111

-

2,260

 U.S. Treasury & Agency Securities

901,574

26,667

(1,237)

927,004

Corporate securities:

 Basic Industry

415,226

27,157

(1,234)

441,149

 Capital Goods

466,926

36,641

(1,614)

501,953

 Communications

872,633

47,640

(13,601)

906,672

 Consumer Cyclical

855,133

48,655

(5,013)

898,775

 Consumer Noncyclical

541,147

36,729

(6,467)

571,409

 Energy

607,540

35,836

(13,810)

629,566

 Finance

3,250,631

135,735

(26,680)

3,359,686

 Industrial Other

206,187

16,459

(337)

222,309

 Technology

71,076

2,089

(702)

72,463

 Transportation

640,459

31,882

(39,044)

633,297

 Utilities

1,495,240

75,145

(46,888)

1,523,497

Total Corporate

9,422,198

493,968

(155,390)

9,760,776

Total available-for-sale fixed maturities

$ 15,954,813

$ 708,248

$ (240,041)

$ 16,423,020

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 87,470

$ 8,017

$ -

$ 95,487

 Foreign Government & Agency Securities

4,568

1,012

-

5,580

 U.S. Treasury & Agency Securities

23,491

423

-

23,914

Corporate securities:

 Basic Industry

59,201

6,283

(297)

65,187

 Capital Goods

56,432

5,255

(1,600)

60,087

 Communications

120,120

10,688

(620)

130,188

 Consumer Cyclical

146,174

12,244

(207)

158,211

 Consumer Noncyclical

25,106

675

(2,951)

22,830

 Energy

90,471

7,428

(3,405)

94,494

 Finance

351,478

27,364

(688)

378,154

 Industrial Other

64,185

5,606

(119)

69,672

 Technology

3,805

-

(155)

3,650

 Transportation

80,555

6,481

(10,711)

76,325

 Utilities

241,913

10,081

(30,948)

221,046

Total Corporate

1,239,440

92,105

(51,701)

1,279,844

Total trading fixed maturities

$ 1,354,969

$ 101,557

$ (51,701)

$ 1,404,825

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 16,520

$ -

$ 616,520

Total held-to-maturity fixed maturities

$ 600,000

$ 16,520

$ -

$ 616,520

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2003

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 601,359

$ 610,303

Due after one year through five years

3,840,803

4,001,500

Due after five years through ten years

4,158,360

4,353,913

Due after ten years

2,486,355

2,595,864

Subtotal - Maturities available-for-sale

11,086,877

11,561,580

Asset-backed securities

5,251,364

5,296,834

Total Available-for-sale

$ 16,338,241

$ 16,858,414

Maturities of trading fixed securities:

Due in one year or less

$ 18,998

$ 19,220

Due after one year through five years

534,603

569,548

Due after five years through ten years

503,320

535,579

Due after ten years

281,544

301,538

Subtotal - Maturities of trading

1,338,465

1,425,885

Asset-backed securities

96,189

101,734

Total Trading

$ 1,434,654

$ 1,527,619

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 699,069

Gross gains of $196.4 million, $163.4 million and $28.2 million and gross losses of $44.9 million, $134.9 million and $16.6 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2003, 2002 and 2001, respectively.

Fixed maturities with an amortized cost of approximately $18.6 million and $18.6 million at December 31, 2003 and 2002, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2003, the Company has unfunded commitments of approximately $126.2 million with respect to the funding of limited partnerships.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

As of December 31, 2003 and 2002, 93.7% and 95.1%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2003, 2002 and 2001, the Company incurred realized losses totaling $58.1 million, $94.4 million and $5.5 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2003, 2002 and 2001, $6.6 million, $1.6 million and $9.7 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $10.1 million, $2.5 million and $0.4 million during 2003, 2002 and 2001, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

 Fair
Value

Gross Unrealized Losses

Fair Value

Gross Unrealized Losses

 Fair
Value

Gross Unrealized Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with a market value below 80% of amortized cost for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been trading below 80% of amortized cost, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from the Investment, Finance and Actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2003

2002 -Restated

Total mortgage loans

$ 972,102

$ 948,529

Real estate:

Held-for-sale

628

-

Held for production of income

83,793

79,783

Total real estate

$ 84,421

$ 79,783

Real estate held for the production of income primarily consists of the Company's office park located in Wellesley Hills, Massachusetts. Accumulated depreciation on real estate was $16.3 million and $17.9 million at December 31, 2003 and 2002, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $19.5 million and $9.0 million at December 31, 2003 and 2002, respectively, against which there are allowances for losses of $6.4 million and $7.1 million, respectively.  The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

2002 - Restated

Mortgage loans

$ 7,140

$ 484

$ (526)

$ 7,098

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2003

 2002
Restated

Property Type:

Office building

$ 428,312

$ 389,125

Residential

27,427

35,467

Retail

356,080

358,939

Industrial/warehouse

181,195

219,467

Other

69,874

32,412

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4.   INVESTMENTS (CONTINUED)

2003

 2002
Restated

Geographic region:

Arizona

$ 32,083

$ 20,433

California

77,832

81,351

Colorado

15,015

7,324

Connecticut

34,177

26,418

Delaware

13,025

15,266

Florida

86,922

39,958

Georgia

39,681

68,686

Indiana

17,962

15,131

Kentucky

7,224

17,555

Louisiana

23,578

18,652

Maryland

42,934

19,318

Massachusetts

135,722

123,436

Michigan

21,614

41,537

Minnesota

6,539

8,578

Missouri

11,250

5,676

Nevada

6,980

4,581

New Jersey

21,482

16,333

New York

121,069

119,251

North Carolina

30,362

36,318

Ohio

46,478

50,884

Oregon

5,225

5,415

Pennsylvania

85,474

116,826

Tennessee

19,388

12,414

Texas

34,342

24,698

Utah

20,921

18,561

Virginia

17,466

25,593

Washington

59,441

60,844

All other

28,702

34,373

Valuation allowances

(6,365)

(7,098)

Total

$ 1,056,523

$ 1,028,312

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

At December 31, 2003, scheduled mortgage loan maturities were as follows:

2003

$ 26,169

2004

40,226

2005

18,320

2006

93,852

2007

53,604

Thereafter

739,931

Total

$ 972,102

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amounted to $126.8 million and $92.2 million at December 31, 2003 and 2002, respectively.

During 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions. The Company did not sell any commercial mortgage loans in securitization transactions during 2001.  The mortgages were sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches as well as servicing rights, which are considered available for sale securities.  The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $24.6 million and $4.5 million for its 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interest at the date of securitization resulting from securitizations completed during the year ended December 31, 2003 were as follows:

Class C

Class D

Class E

Prepayment speed

0

0

0

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

0

0

0

Residual cash flows discount rate

5.65

5.77

5.92

Treasury rate interpolated for average life

4.37

4.39

4.40

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,640

$ 2,399

$ 2,437

Fair value of retained interests

12,049

2,717

2,761

Weighted average life in years

20.55

20.55

20.66

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,038

2,713

2,757

Fair value of retained interest as a result of a .30% of adverse change

12,030

2,711

2,754

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,563

2,605

2,648

Fair value of retained interest as a result of a 20% of adverse change

11,102

2,499

2,540

The outstanding principal amount of the securitized commercial mortgage loans was $435.3 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization and at December 31, 2003.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2002 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,702

$ 1,291

$ 1,841

Fair value of retained interests

3,009

1,437

2,044

Weighted average life in years

5.49

5.78

7.31

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

2,892

1,415

1,955

Fair value of retained interest as a result of a .30% of adverse change

2,891

1,414

1,846

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

2,838

1,389

1,973

Fair value of retained interest as a result of a 20% of adverse change

2,783

1,362

1,932

The outstanding principal amount of the securitized commercial mortgage loans was $270.0 million at December 31, 2003, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization and at December 31, 2003.

Securities Lending

The Company has a securities lending program operated on its behalf by the Company's two primary custodians, JP Morgan Chase and Citibank, N.A., both located in New York. The custodians have indemnified the Company against losses arising from these programs. At December 31, 2003, the Company had securities out on loan of approximately $80.0 million.  There were no securities on loan at December 31, 2002.  The income resulting from these programs was $1.4 million, $1.7 million, and $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  Leveraged leases are included as a part of other invested assets.  The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2003

2002

Lease contract receivable

$ 44,149

$ 56,760

Less: non-recourse debt

(10,874)

(23,485)

Net Receivable

33,275

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(14,790)

(17,323)

Investment in leveraged leases

39,905

37,372

Less: fees

(162)

(187)

Net investment in leveraged leases

$ 39,743

$ 37,185

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

The Company utilizes put options on the S&P 500 Index to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with other invested assets in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC contract) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following:

Year Ended December 31

2003

 2002
Restated

 2001
Restated

Net expense on swap agreements

$ (87,721)

$ (74,699)

$ (23,493)

Change in fair value of swap agreements (interest rate, currency, and equity)

197,506

(159,093)

5,869

Change in fair value of options, futures and embedded derivatives

(312,985)

74,507

7,568

Total derivative losses

$ (203,200)

$ (159,285)

$ (10,056)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2003 and 2002, $59.5 million and $114.8 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2003

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$

11,224,657

$ 151,765

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

4. INVESTMENTS (CONTINUED)

 Outstanding at
December 31, 2002 -Restated

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

4,481,776

$ (387,773)

Currency swaps

761,424

97,398

Equity swaps

1,396,116

61,374

S&P 500 index call options

976,759

24,753

S&P 500 index put options

1,153,168

213,174

Total

$

8,769,243

$ 8,926

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 159,474

$ 38,814

$ 21,891

Equity securities

(1,465)

2,378

-

Mortgage and other loans

25,528

4,648

(2,557)

Real estate

3,862

514

1,150

Short term investments

-

2

196

Other invested assets

4,800

8,815

-

Other than temporary declines

(58,114)

(94,137)

(6,050)

Total

$ 134,085

$ (38,966)

$ 14,630

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2003

 2002
Restated

 2001
Restated

Fixed maturities

$ 1,114,949

$ 1,080,965

$ 476,990

Equity securities

-

484

796

Mortgage and other loans

76,259

75,024

73,160

Real estate

6,952

7,855

5,961

Policy loans

43,335

39,269

8,719

Other

(20,364)

(4,848)

(3,563)

Gross investment income

1,221,131

1,198,749

562,063

Less: Investment expenses

12,381

13,539

7,009

Net investment income

$ 1,208,750

$ 1,185,210

$ 555,054

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments:

December 31, 2003

December 31, 2002 -Restated

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 513,454

$ 513,454

$ 725,550

$ 725,550

Fixed maturities

18,986,033

19,085,102

18,427,845

18,444,365

Equity Securities

1,452

1,452

1,127

1,127

Short-term investments

24,662

24,662

178,017

178,017

Mortgages

972,102

1,059,145

948,529

1,083,530

Derivatives instruments - receivables

400,037

400,037

408,832

408,832

Policy loans

692,887

692,887

682,029

682,029

Separate accounts

17,521,009

17,521,009

15,718,113

15,718,113

Financial liabilities:

Policy Liabilities

18,317,422

15,325,216

17,952,084

17,763,772

Derivative instruments - payables

248,272

248,272

399,906

399,906

Long-term debt

40,500

32,953

-

-

Long-term debt to affiliates

1,025,000

1,123,194

1,025,000

1,068,647

Partnership Capital Securities

607,826

699,069

607,826

616,520

Separate accounts

17,509,294

17,509,294

15,700,969

15,700,969

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

While the Wealth Management Segment currently does not offer traditional life insurance products, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of $1.7 billion as of December 31, 2003.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reimburses SLNY for benefits, expenses and interest credits for Focus V and Galaxy V fixed annuities issued in 2000 if the asset pool backing the liability is insufficient.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The block was closed for new business effective December 31, 2003.

The Company, through its affiliate SLNY, has an agreement with SLOC whereby SLOC reinsures morbidity risks of a block of SLNY's group long-term disability contracts.  The block is closed for new business.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2003

2002 - Restated

2001 - Restated

Insurance premiums:

Direct

$ 65,479

$ 49,190

$ 43,980

Assumed

-

-

-

Ceded

4,961

5,616

2,971

Net premiums

$ 60,518

$ 43,574

$ 41,009

 Insurance and other individual policy benefits and
Claims:

Direct

$ 207,979

$ 225,287

$ 139,963

Assumed

-

-

-

Ceded

6,731

4,125

5,063

Net policy benefits and claims

$ 201,248

$ 221,162

$ 134,900

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' projected benefit obligations and assets, as well as the plans' funded status at December 31:

2003

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 159,650

$ 149,595

Service cost

8,954

8,436

Interest cost

10,494

10,673

Actuarial loss (gain)

16,876

(8,075)

Benefits paid

(5,333)

(4,925)

Plan amendments

-

3,946

Acquisitions

1,048

-

Projected benefit obligation at end of year

$ 191,689

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 179,470

$ 212,965

Other

(888)

(888)

Actual return on plan assets

32,059

(27,682)

Benefits paid

(5,333)

(4,925)

Acquisitions

429

-

Fair value of plan assets at end of year

$ 205,737

$ 179,470

Information on the funded status of the plan:

Funded status

$ 14,048

$ 19,820

Unrecognized net actuarial loss

34,480

38,632

Unrecognized transition obligation

(16,494)

(19,545)

Unrecognized prior service cost

8,276

9,132

4rth quarter contribution

(1,050)

-

Prepaid benefit cost

$ 39,260

$ 48,039

The accumulated benefit obligation at the end of 2003 and 2002 was $169.0 million and $140.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2003

2002

Plan assets

$ 171,978

$ 150,331

Projected benefit obligations

(183,227)

(150,885)

Funded status

$ (11,249)

$ (554)

Accumulated benefit obligation

$ 160,227

$ 131,199

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2003

2002

Components of net periodic benefit cost:

Service cost

$ 8,954

$ 8,437

Interest cost

10,494

10,674

Expected return on plan assets

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

Amortization of prior service cost

855

216

Recognized net actuarial loss (gain)

4,215

120

Net periodic benefit cost

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 5,522

$ 3,834

The Company's share of the net periodic benefit costs for the year ended December 31, 2001 was $1.0 million.

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2003

2002

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 7.00% for the year ended December 31, 2001. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2001.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2003

2002

Discount rate

6.75%

7.0%

Expected long term return on plan assets

8.75%

8.75%

Rate of compensation increase

4.0%

4.5%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Assumptions (continued)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2003 and 2002 measurement, and the target allocation for 2004, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2004

2003

2002

Equity Securities

30%-60%

55%

50%

Debt Securities

10%-40%

26%

34%

Commercial Mortgages

10%-25%

15%

15%

Other

5%

4%

1%

Total

-

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

  exceeds the assumed actuarial rate;

  exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

  generates a real rate of return of at least 3% after inflation (CPI), and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $3.0 million and $2.4 million for 2003 and 2002, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2004.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2003 employer contributions under plan sponsorship for the Company and its affiliates was $4.4 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $885,000, $956,000 and $462,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, (in 000's):

Change in benefit obligation:

2003

2002

Benefit obligation at beginning of year

$ 35,981

$ 45,515

Service cost

872

1,195

Interest cost

2,369

2,488

Actuarial (gain)

14,330

(7,586)

Benefits paid

(2,368)

(2,202)

Plan Amendments

-

(3,429)

Acquisitions

94

-

Benefit obligation at end of year

$ 51,278

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,368

2,202

Benefits paid

(2,368)

(2,202)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (51,278)

$ (35,981)

Unrecognized net actuarial loss

25,523

12,477

4TH quarter contribution

639

-

Unrecognized prior service cost

(2,898)

(3,138)

Accrued benefit cost

$ (28,014)

$ (26,642)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2003

2002

Components of net periodic benefit cost

Service cost

$ 872

$ 1,195

Interest cost

2,369

2,488

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

832

933

Net periodic benefit cost

$ 3,832

$ 4,375

The Company's share of net periodic benefit cost

$ 2,917

$ 380

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2003

2002

Discount Rate

6.1%

6.75%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2003 and December 31, 2002 were as follows:

Other Benefits

2003

2002

Discount rate

6.75%

7.0%

Rate of compensation increase

4.0%

4.5%

In order to measure the post-retirement benefit obligation for 2003, the Company assumed a 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2004 and assumed to decrease gradually to 5.5% for 2009 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,205

($5,487)

Effect on total of service and interest cost

515

(413)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES

SLUS will continue to file a consolidated federal income tax return with SLOC U.S. Operations Holdings for the year ended December 31, 2003.  Keyport will file a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  (See Note 1 for an explanation of merger).  In 2004 and periods thereafter, the Company will file as part of SLOC U.S. Operations Holding's consolidated return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2003

2002

2001

Federal income tax expense (benefit):

Current

$

(29,240)

$

(80,155)

$

(83,679)

Deferred

56,606

20,706

107,190

Total

$

27,366

$

(59,449)

$

23,511

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2003

2002

2001

Expected federal income tax expense (benefit)

$

44,251

$

(34,994)

$

33,398

Low income housing credit

(6,026)

(6,138)

(6,138)

Non-taxable investment income

-

(1,622)

(195)

Additional tax benefit

(12,118)

(16,700)

(4,200)

Other

1,259

5

646

Federal income tax expense (benefit)

$

27,366

$

(59,449)

$

23,511

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

Restated

2003

2002

Deferred tax assets:

Actuarial liabilities

$ 283,479

$ 88,032

Net operating loss

51,355

46,431

Other

(1,912)

53,755

Total deferred tax assets

332,922

188,218

Deferred tax liabilities:

Deferred policy acquisition costs

(107,075)

(50,880)

Investments, net

(244,744)

(116,831)

Total deferred tax liabilities

(351,819)

(167,711)

Net deferred tax (liability) asset

$ (18,897)

$ 20,507

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company received income tax refunds of $17.1 million in 2003, SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  Additionally, the Company made income tax payments of $10.9 million in 2001.  At December 31, 2003, the Company had $146.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS and Keyport are currently under audit by the IRS for the years 1998 through 2000 and 1999 through October 31, 2001, respectively.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2003

2002 - Restated

Balance at January 1

$ 24,294

$ 23,615

Less reinsurance recoverable

(6,621)

(6,078)

Net balance at January 1

17,673

17,537

Incurred related to:

Current year

15,538

12,062

Prior years

(160)

(1,946)

Total incurred

15,378

10,116

Paid losses related to:

Current year

(5,867)

(6,660)

Prior years

(4,257)

(3,320)

Total paid

(10,124)

(9,980)

Balance at December 31

32,410

24,294

Less reinsurance recoverable

(9,483)

(6,621)

Net balance at December 31

$ 22,927

$ 17,673

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2003

 2002
Restated

Balance at January 1

$ 795,648

$ 794,015

Acquisition costs deferred

263,762

288,463

Amortized to expense during the year

(90,608)

(246,973)

Adjustment for unrealized investment gains (losses) during the year

(79,201)

(39,858)

Balance at December 31

$ 889,601

$ 795,648

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2003

2002 - Restated

Balance at January 1

$ 57,692

$ 95,155

Amortized to expense during the year

(7,790)

(4,540)

Adjustment for unrealized investment gains (losses) during the year

(27,511)

(32,923)

Balance at December 31

$ 22,391

$ 57,692

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management Segment instead of the Corporate Segment:

Year ended December 31, 2003

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,766,404

$ 2,973,014

$ 46,535

$ 840,565

$ 43,626,518

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

Year ended December 31, 2001 (Restated)

Total Revenues

$ 765,387

$ 32,345

$ 19,407

$ 78,562

$ 895,701

Total Expenditures

661,257

28,383

15,930

101,637

807,207

Pretax Income (Loss)

104,130

3,962

3,477

(23,075)

88,494

Net Income (Loss)

81,081

3,443

2,641

(12,873)

74,292

Total Assets

$ 39,323,297

$ 1,677,937

$ 37,728

$ 313,801

$ 41,352,763

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2002 and 2001

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company's combined statutory surplus and net income (loss) were as follows (in 000's):

Unaudited for the Years ended December 31,

2003

 2002
Restated

 2001
Restated

Statutory surplus and capital

$        1,654,147

$        1,335,391

$ 1,509,987

Statutory net income (loss)

226,136

(286,911)

(284,761)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  On March 19, 2004, the Company's Board of Directors approved $50.0 million of dividends to its parent, SLC (U.S.) Holdings.  The Company did not pay any dividends in 2003 or 2002 and paid $15.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2003, 2002 or 2001.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) 10% of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2003, 2002 or 2001

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows (in thousands):

2003

2002

Unrealized gains (losses) on available-for-sale securities

$ 520,173

$ 468,207

DAC amortization

(132,323)

(53,123)

VOBA amortization

(54,766)

(27,255)

Tax effect

(105,403)

(138,918)

Accumulated Other Comprehensive Income

$ 227,681

$ 248,911

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating in the examination.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2003, 2003 and 2001

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2003, minimum future lease payments under such leases were as follows:

2004

$ 6,206

2005

5,797

2006

5,695

2007

4,403

2008

1,052

Thereafter

-

Total

$ 23,153

Total rental expense for the years ended December 31, 2003, 2002 and 2001 was $23.6 million, $13.8 million and $6.9 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2003, the minimum future lease payments under the two sublease agreements were as follows:

2004

$ 224

2005

224

2006

224

2007

224

2008

56

Thereafter

-

Total

$ 952

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the two years in the period ended December 31, 2003.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We previously audited and reported on the consolidated statements of income, comprehensive income, stockholder's equity, and cash flows of Sun Life Assurance Company of Canada (U.S.) and subsidiaries for the year ended December 31, 2001, prior to the restatement for the 2003 merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company, which was accounted for at historical cost as required by Statement of Financial Accounting Standards No. 141 "Business Combinations"  for transfers of assets among affiliates (the "2003 Merger").  The contribution of Sun Life Assurance Company of Canada (U.S.) to revenues and net income represented $631.3 million and $(12.7) million of the respective restated totals. Separate financial statements of Keyport Life Insurance Company included in the 2001 restated consolidated statements of income, comprehensive income, stockholder's equity, and cash flows were audited and reported on separately by other auditors. We also audited the combination of the accompanying consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for the year ended December 31, 2001, after restatement for the 2003 Merger; in our opinion, such consolidated statements have been properly combined on the basis described in Note 1 of the notes to consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".  As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets".   As discussed in Note 1 to the consolidated financial statements, effective October 1, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51."

Deloitte & Touche LLP

Boston, Massachusetts

March 29, 2004

Pro forma Financial Statements

Effective December 31, 2003, Keyport Life Insurance Company ("Keyport"), an affiliate, merged with and into Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)").  Sun Life (U.S.) is the surviving company (the "Surviving Company").

The Surviving Company will be licensed and authorized to write all the business that was being written by Keyport.  Keyport ceased to exist on December 31, 2003 and the Surviving Company will carry on the business of Sun Life (U.S.) along with that previously conducted through Keyport.

The following pro forma balance sheets as of December 31, 2002 and September 30, 2003 as well as the pro forma income statements for the year ended December 31, 2002 and the nine month period ended September 30, 2003 reflect the pro forma financial position and results of operations of the Surviving Company as if the merger had occurred on the date the entities came under common control (November 1, 2001). Since the two companies are affiliates, historical values are used in combining the assets and liabilities, which will not give rise to purchase price accounting adjustments. Certain reclassification adjustments were made to both companies' financial statements in order to conform presentation.

On December 31, 2002 Keyport Benefit Life Insurance Company, an affiliate of Keyport, merged with and into Sun Life Insurance and Annuity Company of New York  ("SLNY Predecessor"), an affiliate of the Company, with SLNY Predecessor as the surviving company ("SLNY").  For the year ended December 31, 2002, the results of SLNY Predecessor were included with the results of Sun Life (U.S.).  Also, the results of SLNY were consolidated with Keyport and a minority interest was established for the portion of ownership attributable to the Sun Life (U.S.) interest. Pro-forma adjustments were necessary to eliminate the duplication of the results of SLNY Predecessor for the year ended December 31, 2002 and the minority interest attributed to SLNY for the year ended December 31, 2002 and the nine months ended September 30, 2003.

For the year ended December 31, 2002 and the nine month period ended September 30, 2003 pro forma adjustments were also necessary to reflect the cancellation of the common stock of Keyport and to eliminate inter-company transactions.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

PRO FORMA BALANCE SHEET

(in thousands)

December 31, 2002

Assets

Keyport

Sun Life (U.S.)

Pro-Forma Adjustments

(Unaudited) Surviving Company

Available for sale fixed maturities

$ 14,219,184

$ 2,211,836

$ (8,000)

$ 16,423,020

Trading fixed maturities

-

1,404,825

1,404,825

 Subordinated note from affiliate
held-to maturity

-

600,000

600,000

Short-term investments

6,390

171,627

178,017

Mortgage loans

169,567

778,962

948,529

Equity securities

1,127

-

1,127

Equity investment in affiliate

-

95,803

(95,803)

-

Real estate

-

79,783

79,783

Policy loans

642,712

39,317

682,029

Other invested assets

486,093

379,719

865,812

Cash and cash equivalents

448,446

277,104

725,550

Total cash and investments

15,973,519

6,038,976

(103,803)

21,908,692

Accrued investment income

189,798

66,771

256,569

Deferred policy acquisition costs

209,833

585,815

795,648

Value of business acquired

57,692

-

57,692

Goodwill

705,202

-

705,202

Current income tax receivable

53,917

-

53,917

Receivable for investments sold

107,608

3,013

110,621

Other assets

143,527

121,919

265,446

Separate account assets

2,334,755

13,383,358

15,718,113

Total assets

$ 19,775,851

$ 20,199,852

$ (103,803)

$ 39,871,900

Liabilities

 Contract holder deposit funds and
other policy liabilities

$ 14,434,364

$ 3,517,720

$ 17,952,084

Future contract and policy benefits

40,510

677,163

717,673

Payable for investments purchased

308,317

57,129

365,446

Accrued expenses and taxes

-

117,519

117,519

Deferred federal income taxes

(76,012)

104,736

(2,800)

25,924

Long-term debt payable to affiliates

380,000

645,000

1,025,000

Partnership capital securities

-

607,826

607,826

Other liabilities

320,978

242,901

563,879

Separate account liabilities

2,317,611

13,383,358

15,700,969

Total liabilities

17,725,768

19,353,352

(2,800)

37,076,320

Minority interest

95,803

(95,803)

-

Stockholder's Equity

Common Stock

3,015

6,437

(3,015)

6,437

Additional paid-in-capital

1,682,080

388,672

1,136

2,071,888

 Accumulated other comprehensive
income

198,517

47,384

3,010

248,911

Retained earnings

70,668

404,007

(6,331)

468,344

Total stockholder's equity

1,954,280

846,500

(5,200)

2,795,580

 Total liabilities, minority interest and
stockholder's equity

$ 19,775,851

$ 20,199,852

$ (103,803)

$ 39,871,900

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

PRO FORMA STATEMENT OF INCOME

(in thousands)

December 31, 2002

Keyport

Sun Life (U.S.)

 Pro-Forma
Adjustments

 (Unaudited)
Surviving Company

Revenues

 Premiums and annuity
considerations

$ 20,285

$ 43,574

$ (20,285)

$ 43,574

Net investment income

833,881

360,914

(9,585)

1,185,210

Derivative income

(185,613)

26,328

-

(159,285)

 Net realized investment
gains (losses)

(48,461)

17,978

(8,483)

(38,966)

Fee and other income

66,632

352,403

(5,935)

413,100

Total revenues

686,724

801,197

(44,288)

1,443,633

Benefits and Expenses

Interest credited

575,485

132,856

(3,651)

704,690

Interest expense

9,546

96,497

-

106,043

Policyowner benefits

29,489

207,695

(16,022)

221,162

 Amortization of DAC
and VOBA

15,602

243,927

(8,016)

251,513

 Other operating
expenses

85,464

184,289

(9,547)

260,206

 Total benefits and
expenses

715,586

865,264

(37,236)

1,543,614

 Income before income
tax expense and
minority interest

(28,862)

(64,067)

(7,052)

(99,981)

Income Tax Expense (Benefit)

Federal

(11,025)

(46,174)

(2,250)

(59,449)

State

1,265

-

1,265

 Income tax expense
(benefit)

(11,025)

(44,909)

(2,250)

(58,184)

 Income (loss) before
minority interest

(17,837)

(19,158)

(4,802)

(41,797)

Minority interest

(1,612)

-

1,612

-

Net income (loss)

$ (16,225)

$ (19,158)

$ (6,414)

$ (41,797)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

PRO FORMA BALANCE SHEET

(in thousands)

September 30, 2003

Assets

Keyport

Sun Life (U.S.)

Pro-Forma Adjustments

 (Unaudited)
Surviving Company

Available for sale fixed maturities

$ 13,963,427

$ 2,770,906

16,734,333

Trading fixed maturities

-

1,474,552

1,474,552

 Subordinated note from affiliate
held-to maturity

-

600,000

600,000

Mortgage loans

272,399

571,956

844,355

Equity securities

1,174

-

1,174

Equity investment in affiliate

-

97,828

(97,828)

-

Real estate

-

69,696

69,696

Policy loans

654,204

35,327

689,531

Other invested assets

510,067

224,978

735,045

Cash and cash equivalents

359,477

362,165

721,642

Total cash and investments

15,760,748

6,207,408

(97,828)

21,870,328

Accrued investment income

174,329

82,445

256,774

Deferred policy acquisition costs

222,967

568,199

791,166

Value of business acquired

18,135

-

18,135

Goodwill

705,202

-

705,202

Receivable for investments sold

26,141

62,156

88,297

Other assets

59,088

155,163

214,251

Separate account assets

2,435,610

14,073,734

16,509,344

Total assets

$ 19,402,220

$ 21,149,105

$ (97,828)

$ 40,453,497

Liabilities

 Contract holder deposit funds and
other policy liabilities

$ 14,143,766

$ 3,737,634

$ 17,881,400

Future contract and policy benefits

47,856

670,252

718,108

Payable for investments purchased

150,757

210,460

361,217

Accrued expenses and taxes

7,179

87,320

94,499

Deferred federal income taxes

(113,921)

131,126

17,205

Long-term debt payable to affiliates

380,000

645,000

1,025,000

Partnership capital securities

-

620,615

620,615

Other liabilities

288,839

73,394

362,233

Separate account liabilities

2,425,232

14,073,734

16,498,966

Total liabilities

17,329,708

20,249,535

-

37,579,243

Minority interest

97,828

(97,828)

-

Stockholder's Equity

Common Stock

3,015

6,437

(3,015)

6,437

Additional paid-in-capital

1,682,080

388,672

1,136

2,071,888

 Accumulated other comprehensive
income

191,609

63,755

3,010

258,374

Retained earnings

97,980

440,706

(1,131)

537,555

Total stockholder's equity

1,974,684

899,570

-

2,874,254

 Total liabilities, minority interest and
stockholder's equity

$ 19,402,220

$ 21,149,105

$ (97,828)

$ 40,453,497

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

PRO FORMA STATEMENT OF INCOME

(in thousands)

September 30, 2003

Keyport

Sun Life (U.S.)

 Pro-Forma
Adjustments

 (Unaudited)
Surviving Company

Revenues

 Premiums and annuity
considerations

$ 21,701

$ 26,727

$ 48,428

Net investment income

599,653

313,724

(258)

913,119

Derivative income

(88,282)

(62,157)

(150,439)

 Net realized investment
gains (losses)

85,448

22,093

8,000

115,541

Fee and other income

43,337

196,732

240,069

Total revenues

661,857

497,119

7,742

1,166,718

Benefits and Expenses

Interest credited

488,496

107,795

596,291

Interest expense

16,416

74,269

90,685

Policyowner benefits

31,312

123,813

155,125

 Amortization of DAC
and VOBA

27,439

64,490

91,929

 Other operating
expenses

55,836

83,827

139,663

 Total benefits and
expenses

619,499

454,194

1,073,693

 Income before income
tax expense and
minority interest

42,358

42,925

7,742

93,025

 Income Tax Expense
(Benefit)

14,788

6,226

2,800

23,814

 Income (loss) before
minority interest

27,570

36,699

4,942

69,211

Minority interest

258

(258)

-

Net income (loss)

$ 27,312

$ 36,699

$ 5,200

$ 69,211

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Keyport Life Insurance Company

Wellesley, Massachusetts

We have audited the accompanying consolidated balance sheet of Keyport Life Insurance Company (the "Company") and subsidiaries as of December 31, 2002, and the related consolidated statements of income, comprehensive income, stockholder's equity and cash flows for the year ended December 31, 2002.  Our audit also included the related financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Keyport Life Insurance Company and subsidiaries at December 31, 2002, and the results of their operations and their cash flows for the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of the Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets.

Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2003

Report of Independent Auditors

The Board of Directors

Keyport Life Insurance Company

We have audited the consolidated balance sheet of Keyport Life Insurance Company as of December 31, 2001, and the related consolidated statements of income, stockholder's equity, comprehensive income, and cash flows for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000. These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Keyport Life Insurance Company at December 31, 2001, and the consolidated results of its operations and its cash flows for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 3 to the financial statements, in 2001, the Company changed its method of accounting for its derivatives.

ERNST & YOUNG LLP

Boston, Massachusetts

February 7, 2002 (except for the second paragraph of "Principles of Consolidation" in Note 2, as to which the date is December 31, 2002)

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(in thousands)

December 31,

2002

2001

ASSETS

Restated

Cash and investments:

Fixed maturities available for sale (amortized cost: 2002 -$13,858,732;

2001 -$12,166,570)

$ 14,219,184

$ 12,108,767

Equity securities (cost: 2002 - $1,105; 2001 - $36,859)

1,127

39,658

Mortgage loans

169,567

31,124

Policy loans

642,712

636,351

Other invested assets

280,465

521,259

Short term investments

6,390

17,758

Cash and cash equivalents

448,446

2,117,200

Total cash and investments

15,767,891

15,472,117

Accrued investment income

189,798

185,268

Deferred policy acquisition costs

209,833

47,611

Value of business acquired

57,692

95,155

Goodwill

705,202

714,755

Current income tax receivable

53,917

1,622

Deferred income tax asset

76,012

181,175

Intangible assets

11,814

12,100

Receivable for investments sold

107,608

21,797

Other assets

64,867

36,306

Separate account assets

2,334,755

2,995,094

Total assets

$ 19,579,389

$ 19,763,000

LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY

Liabilities:

Future contract and policy benefits

 $        40,510

 $        39,919

Policy liabilities

14,434,364

13,710,588

Payable for investments purchased and loaned

308,317

1,165,609

Other liabilities

428,504

59,602

Separate account liabilities

2,317,611

2,966,820

Total liabilities

17,529,306

17,942,538

Commitments and contingencies - Note 13

Minority interest

95,803

73,485

Stockholder's equity:

Common stock, $1.25 par value; authorized 2,500 shares;

2,412 issued and outstanding

3,015

3,015

Additional paid-in capital

1,682,080

1,688,841

Retained earnings

 70,668

86,893

Accumulated other comprehensive income (loss)

198,517

(31,772)

Total stockholder's equity

1,954,280

1,746,977

Total liabilities, minority interest and stockholder's equity

$ 19,579,389

$ 19,763,000

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)

Year Ended

For the 2 month period ended December 31,

For the 10 month period ended

Year Ended

December 31,

2001

October 31,

December 31,

2002

Restated

2001

2000

Revenues:

Net investment income, including distributions from

private equity limited partnerships

$ 802,297

$ 146,603

$ 735,641

$ 856,808

Interest credited to policyholders

575,485

107,315

498,668

539,643

Investment spread

226,812

39,288

236,973

317,165

Net realized investment gains (losses)

(41,148)

2,223

(22,790)

(35,796)

Net derivative gains (losses)

(123,426)

99,972

446

-

Net change in unrealized and undistributed (losses)

gains in private equity limited partnerships

(7,591)

-

(17,088)

31,604

Premiums

20,285

4,057

-

-

Fee income:

Surrender charges

29,291

2,261

13,654

24,266

Separate account income

30,587

8,699

44,460

43,518

Management fees

6,754

1,080

5,715

6,207

Total fee income

66,632

12,040

63,829

73,991

Expenses:

Policy benefits

29,489

4,629

4,869

4,997

Operating expenses

94,724

12,499

55,710

64,875

Amortization of deferred policy acquisition costs

23,241

1,694

95,507

116,123

Amortization of value of business acquired

22,686

3,828

-

-

Amortization of intangible assets

286

-

1,047

1,256

Total expenses

170,426

22,650

157,133

187,251

(Loss) income before income taxes, minority interest and

Cumulative effect of accounting changes

(28,862)

134,930

104,237

199,713

Income tax expense (benefit)

(11,025)

47,228

26,635

57,128

(Loss) income before minority interest and cumulative effect of accounting changes, net of tax

(17,837)

87,702

77,602

142,585

Minority interest share of (loss) income

(1,612)

809

-

-

(Loss) income before cumulative effect of

accounting changes

(16,225)

86,893

77,602

142,585

Cumulative effect of accounting changes, net of tax

-

-

60,847

-

Net (loss) income

$ (16,225)

$ 86,893

$ 16,755

$ 142,585

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Year Ended

For the 2 month period ended December 31,

For the 10 month period ended

Year Ended

December 31,

2001

October 31,

December 31,

2002

Restated

2001

2000

Net (loss) income

$ (16,225)

$ 86,893

$ 16,755

$ 142,585

Other comprehensive income

Net change in unrealized holding gains (losses) on

available-for-sale securities

$ 359,070

$ (52,372)

$ 415,507

$ 213,396

Net change in deferred acquisition costs

(20,800)

600

(343,300)

(192,300)

Net change in value of business acquired

(32,923)

5,700

-

-

Reclassification adjustments of realized investment

gains (losses) into net income (loss)

48,944

(2,800)

29,300

45,900

Income tax (expense) benefit

(124,002)

17,100

(16,400)

67,300

Other comprehensive income (loss), net of tax

$ 230,289

$ (31,772)

$ 85,107

$ 134,296

Comprehensive income

$ 214,064

$ 55,121

$ 101,862

$ 276,881

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

Accumulated

Additional

Other

Common

Paid-in

Retained

Comprehensive

Stock

Capital

Earnings

Income (Loss)

Total

Balance, December 31, 1999

3,015

505,933

665,055

(160,615)

1,013,388

Net income

-

-

142,585

-

142,585

Other comprehensive income, net of tax:

-

-

-

134,296

134,296

Dividends paid

-

-

(10,034)

-

(10,034)

Balance, December 31, 2000

3,015

505,933

797,606

(26,319)

1,280,235

Net income

-

-

16,755

-

16,755

Other comprehensive income, net of tax:

-

-

-

85,107

85,107

Dividends paid

-

-

(99)

-

(99)

Balance, October 31, 2001

3,015

505,933

814,262

58,788

1,381,998

Sale of stockholder's equity

(3,015)

(505,933)

(814,262)

(58,788)

(1,381,998)

Sun Life acquisition cost

3,015

1,703,462

-

-

1,706,477

Consolidation of SLNY

-

(14,621)

-

-

(14,621)

Net income

-

-

86,893

-

86,893

Other comprehensive income, net of tax:

-

-

-

(31,772)

(31,772)

Balance, December 31, 2001 - Restated

3,015

1,688,841

86,893

(31,772)

1,746,977

Consolidation of SLNY

-

(6,761)

-

-

(6,761)

Net loss

-

-

(16,225)

-

(16,225)

Other comprehensive income, net of tax:

-

-

-

230,289

230,289

Balance, December 31, 2002

$ 3,015

$ 1,682,080

$ 70,668

$ 198,517

$1,954,280

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

Year Ended

For the 2 month period ended December 31,

For the 10 month period ended

Year Ended

December 31,

2001

October 31,

December 31,

2002

Restated

2001

2000

Cash flows from operating activities:

Net (loss) income

$ (16,225)

$ 86,893

$ 16,755

$ 142,585

Adjustments to reconcile net (loss) income to net cash

provided by operating activities:

(Loss) income to minority interest

(1,612)

 809

-

-

Cumulative effect of accounting changes

-

-

60,847

-

Non-cash derivative activity

 145,277

(116,870)

94,048

-

Interest credited to policyholders

575,485

107,315

498,668

539,643

Net realized investment losses (gains)

41,148

(2,223)

22,790

35,796

Net change in unrealized and undistributed losses

(gains) in private equity limited partnerships

7,591

-

17,088

(31,604)

Amortization of intangible

286

-

-

-

Amortization of value of insurance in force & DAC

38,180

-

-

-

Net amortization on investments

55,597

(4,980)

(11,544)

59,836

Change in deferred policy acquisition costs

(188,239)

(12,102)

(64,985)

9,023

Change in current and deferred income taxes

(72,383)

49,519

(41,200)

5,783

Net change in other assets and liabilities

(17,171)

20,058

(116,807)

22,487

Net cash provided by operating activities

 567,934

128,419

475,660

783,549

Cash flows from investing activities:

Investments purchased - available for sale

(11,413,485)

(1,511,630)

(1,973,207)

(3,802,286)

Investments sold - available for sale

9,864,337

1,664,219

2,026,942

2,877,082

Investments matured - available for sale

-

-

86,626

894,779

Decrease in policy loans

(6,361)

(4,022)

(11,092)

(21,346)

Decrease in mortgage loans

(138,443)

2,210

2,217

2,692

Other invested assets sold (purchased), net

37,286

(28,689)

46,111

8,336

Net change in short term investments

11,368

(2,689)

-

-

Net cash (used in) provided by

investing activities

(1,645,298)

119,399

177,597

(40,743)

Cash flows from financing activities:

Withdrawals from policyholder accounts

(2,292,504)

(469,068)

(1,993,388)

(2,249,950)

Deposits to policyholder accounts

2,473,975

446,220

1,565,504

1,569,168

Debt proceeds

380,000

-

-

-

Net change in securities lending

(1,152,861)

30,900

(106,709)

600,386

Dividend

-

-

-

(10,034)

Net cash (used in) provided by

financing activities

(591,390)

8,052

(534,593)

(90,430)

Change in cash and cash equivalents

(1,668,754)

 255,870

118,664

652,376

Cash from consolidation of SLNY

-

14,387

-

-

Cash and cash equivalents at beginning of period

2,117,200

1,846,943

1,728,279

1,075,903

Cash and cash equivalents at end of period

$ 448,446

$ 2,117,200

$ 1,846,943

$ 1,728,279

The accompanying notes are an integral part of the consolidated financial statements

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

1.  Change of Control

Through October 31, 2001, Keyport Life Insurance Company ("the Company") was a wholly owned subsidiary of Liberty Financial Companies, Incorporated ("LFC"), which is a majority-owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

On May 3, 2001, LFC announced that it had reached a definitive agreement to sell its annuity and bank marketing businesses to Sun Life Financial Services of Canada Inc. ("SLF"), a Canadian holding company and parent of Sun Life Assurance Company of Canada ("SLOC").  The transaction was subject to customary conditions to closing, including receipt of approvals by various state insurance regulators in the U.S., certain other regulatory authorities in the U.S. and Canada and LFC's shareholders.

Effective after the close of business on October 31, 2001, all required approvals had been obtained and SLF Holdings, acquired the Company for approximately $1.7 billion in cash.  As part of the acquisition, SLF Holdings, another indirect subsidiary of SLOC, acquired Independent Financial Marketing Group, Inc. ("IFMG"), an affiliate of the Company ($20 million of the total purchase price was allocated to IFMG).  The acquisition of the Company and IFMG complements both SLF's product array and distribution capabilities and advances SLF towards its strategic goal of reaching a top 10 position in target product markets in North America.  SLF also expects to reduce costs through economies of scale.

The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141 "Business Combinations" and SFAS No. 142 "Goodwill and Other Intangible Assets".  Under the purchase method of accounting, the assets acquired and liabilities assumed are recorded at estimated fair value at the date of acquisition.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2001 (in thousands):

Assets:

Fixed-maturity securities

$ 10,609,150

Equity securities

35,313

Mortgage loans

7,216

Policy loans

631,916

Value of business acquired

105,400

Goodwill

714,755

Intangible assets

12,100

Deferred taxes

217,633

Other invested assets

363,586

Cash and cash equivalents

1,846,887

Other assets acquired

465,152

Separate account assets

3,941,527

Total assets acquired

18,950,635

Liabilities:

Policy liabilities

12,052,071

Other liabilities

1,262,045

Separate accounts

3,930,042

Total liabilities assumed

17,244,158

Net assets acquired

$ 1,706,477

In 2002, the Company completed its valuation of certain assets acquired and liabilities assumed.  The revisions decreased goodwill by $9.6 million, decreased deferred taxes by $54.9 million, increased policy liabilities by $13.0 million, increased other liabilities by $13.7 million and reduced investments and other assets by $12.8 million and $5.8 million, respectively.

Intangible assets acquired primarily consist of state insurance licenses ($10.1 million) that are not subject to amortization.  The remaining $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.  Most of the goodwill is expected to be deductible for tax purposes.

As a result of the acquisition, the financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable.  For periods prior to the date of the acquisition, the balances are referred to as "Predecessor Basis."

2.  Accounting Policies

Organization

The Company offers a diversified line of fixed, indexed and variable annuity products designed to serve the growing retirement savings market.  These annuity products are sold through a wide-ranging network of banks, agents and security dealers throughout the United States.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

Principles of Consolidation

The consolidated financial statements include the Company and its wholly owned subsidiaries, Independence Life and Annuity Company ("Independence Life"), Keyport Benefit Life Insurance Company ("KBL") (through December 31, 2002), Liberty Advisory Services Corp. (through October 31, 2001) and Keyport Financial Services Corp. ("KFSC").  On October 31, 2001, the Company transferred its ownership interest in Liberty Advisory Service Corp., through a dividend, to LFC.

On December 31, 2002 the Company transferred its ownership interest in KBL for a 67% interest in Sun Life of New York ("SLNY").  SLNY and the Company are under common control.  Accounting principles generally accepted in the United States (GAAP) require that the financial statements reflect such transaction to the earliest year presented or to the date the entities became under common control (November 1, 2001).  Accordingly, the accompanying financial statements of the Company at December 31, 2001 and the two months then ended reflect the inclusion of SLNY in a manner similar to a pooling of interest.  Minority interest has been established for a portion of the earnings not attributable to Keyport's 67% ownership.  The restatement increased the Company's assets by $518.9 million and $619.2 million at December 31, 2002 and 2001, respectively.  Net income was increased by $1.2 million for the year ended December 31, 2002 and decreased by $83,000 for the two-month period ended December 31, 2001.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.  All significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

Investments in debt and equity securities classified as available for sale are carried at fair value, and after tax unrealized gains and losses (net of adjustments to deferred acquisition costs ("DAC") and value of business acquired ("VOBA")) are reported as a separate component of accumulated other comprehensive income (loss).  The cost basis of securities is adjusted for declines in value that are determined to be other-than-temporary.  Realized investment gains and losses are calculated on a first-in, first-out basis, net of adjustments for amortization of DAC and value of business acquired.

For the mortgage-backed bond portion of the fixed-maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Mortgage loans are carried at amortized cost.  Policy loans are carried at the unpaid principal balances plus accrued interest and do not exceed the net cash surrender value of the related insurance policy.

Investments in private equity limited partnerships, which are included in other invested assets, are accounted for on either the cost method or equity method.  The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

The net change in unrealized and undistributed gains in private equity limited partnerships primarily represents increases (decreases) in the fair value of the underlying investments of the private equity limited partnerships that are accounted for under the equity method.  The net change is recorded net of the related amortization of value of business acquired and of DAC, and net of the amounts realized, which are recognized in investment income. The financial information for these investments is obtained directly from the private equity limited partnerships on a periodic basis.  There can be no assurance that any unrealized and undistributed gains(losses) will ultimately be realized or that the Company will not incur losses in the future on such investments.

The following amount represents the net change in unrealized and undistributed (losses) gains in private equity limited partnerships:

Year Ended December 31, 2002

For the 2 month Period ended December 31, 2001

For the 10 month period ended October 31, 2001

Year Ended December 31, 2000

Gross (loss) gain

$ (8,924)

-

$ (14,688)

$ 103,604

Net reclassification into net

investment income

-

-

(34,100)

(13,300)

(8,924)

-

(48,788)

90,304

Less:

DAC & VOBA Amortization

(1,333)

-

(31,700)

58,700

$ (7,591)

-

$ (17,088)

$ 31,604

Fee Income

Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

Deferred Policy Acquisition Costs (DAC)

DAC relates to the costs of acquiring new business, which vary with, and are primarily related to, the production of new annuity business.  Such acquisition costs include commissions, costs of policy issuance, and underwriting and selling expenses.  These costs are deferred and amortized with interest in relation to the present value of estimated gross profits from mortality; investment spread and expense margins over the estimated lives of the contracts.  This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized, including realized and unrealized gains and losses from investments.

DAC is adjusted for amounts relating to unrealized gains and losses on available for sale fixed-maturity securities.  This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). The impact of this adjustment on DAC was to (decrease) increase it by ($20.2) million and $0.6 million at December 31, 2002 and 2001, respectively, relating to this adjustment.

Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized.  The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.  The amount of amortization of DAC could be revised in the near term if any of the estimates discussed above are revised.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

Value of Business Acquired

The value of business acquired represents the actuarial-determined present value of projected future gross profits from policies in force at the date of their acquisition.  This amount is amortized in proportion to the projected emergence of profits over the estimated lives of the contracts.

The value of business acquired is adjusted for amounts relating to the recognition of unrealized investment gains and losses.  This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss).  Value of business acquired was ($27.3) million and $0.6 million at December 31, 2002 and 2001, respectively, relating to this adjustment.

Estimated future net amortization expense of the value of business acquired as of December 31, 2002 is as follows (in thousands):

2003

$10,961

2004

9,701

2005

8,395

2006

6,991

2007

5,586

Thereafter

16,058

Total

$57,692

Goodwill

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of the Company.  In accordance with SFAS 142, the Company has completed the required impairment tests of goodwill and indefinite-lived intangible assets and concluded that these assets are not impaired.  Goodwill is tested for impairment on an annual basis using the discounted cash flow method.

Intangible Assets

Intangible assets consist of state insurance licenses of $10.1 million that are not subject to amortization and $2.0 million of product rights that have a weighted-average useful life of 7 years.

Separate Account Assets and Liabilities

The assets and liabilities resulting from variable annuities and variable life policies are segregated in separate accounts.  Separate account assets consist principally of investments in mutual funds are carried at fair value.  Investment income and changes in mutual fund asset values are allocated to the policyholders and, therefore, do not affect the operating results of the Company.  The Company earns separate account fees for providing administrative services and bearing the mortality risk related to these contracts.  The difference between investment income and interest credited on the institutional accounts was reported as separate account fee income through October 31, 2001.  Effective November 1, 2001, the separate institutional accounts were classified as general account assets.  Investment income and interest credited were reported as components of net investment income and interest credited, respectively.

As of December 31, 2002 and 2001, the Company also classified $17.1 million and $28.3 million, respectively, of investments in certain mutual funds sponsored by former affiliates of the Company as separate account assets.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

Policy liabilities

Policy liabilities consist of deposits received plus credited interest, less accumulated policyholder charges, assessments, and withdrawals related to deferred annuities and single-premium whole life policies.  Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

Future contract and policy benefits

Future contract and policy benefits are liabilities for traditional life and health products.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.  The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency.  The assumptions used are based upon the Company's experience and industry standards.

Income Taxes

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes."

In 2002, as in prior years, the Company will file a consolidated federal income tax return with its life insurance subsidiaries, Independence Life and KBL stand-alone.  Because of KBL's merger into SLNY, starting in 2003 Keyport and Independence Life will file a consolidated federal income tax return, and SLNY will file on a standalone basis.  KFSC also files a standalone federal income tax return.  The Company and its subsidiaries will be eligible to file a consolidated return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco") beginning in 2006.  US Holdco is a member of the Sun Life Financial Group Insurance Holding Company system and is an indirect subsidiary of SLOC.

The Company and its life insurance subsidiaries have a tax-sharing agreement that allocates income taxes to the Company and its subsidiaries as if each entity were to file separate income tax returns.  Tax benefits resulting from losses are paid to the extent such losses are utilized in the consolidated income tax return.  Effective December 21, 2002, KBL (as part of SLNY) is no longer included in this tax sharing agreement.  KFSC also had a tax-sharing agreement (through October 31, 2001) with the same terms as those outlined above.

Cash Equivalents

Short-term investments having a maturity of three months or less when purchased are classified as cash equivalents.

Reclassifications

Certain prior-year amounts have been reclassified to conform to the 2001 presentation.

Restatement

On December 31, 2002, the Company acquired a 67% interest in SLNY, an affiliated company, in exchange for its interest in its wholly owned subsidiary, KBL.  SLNY was merged with KBL on December 31, 2002 and SLNY was the surviving entity. SLNY and Keyport are under common control.  Accounting principles generally accepted in the United States (GAAP) indicate that the financials should be restated to the earliest year presented or to the date the entities became under common control (November 1, 2001).  The financial condition and results of SLNY are included in the accompanying financial statements from November 1, 2001.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

3. Accounting Changes

The cumulative effect of accounting changes, net of tax, for the ten-month period ended October 31, 2001 of $60.8 million includes a loss of $54.3 million relating to the adoption of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of SFAS No. 133" (collectively hereafter referred to as the "Statement") in the quarter ended March 31, 2001 and a loss of $6.5 million relating to the adoption of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in the quarter ended June 30, 2001.

The Company adopted the Statement on January 1, 2001. The Statement requires the Company to recognize all derivatives on the balance sheet at fair value.  Derivatives that are not hedges must be adjusted to fair value through income.  If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset by the change in fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in accumulated other comprehensive income (loss) until the hedged item is recognized in earnings.  The ineffective portion of a derivative's change in fair value will be immediately recognized in operations.

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of the Statement at January 1, 2001 decreased net income and stockholder's equity by $54.3 million.  The adoption of the Statement may increase volatility in future reported income due, among other reasons, to the requirements of defining an effective hedging relationship under the Statement as opposed to certain hedges the Company believes are effective economic hedges.  The Company anticipates that it will continue to utilize its current risk management philosophy, which includes the use of derivative instruments.

The Company adopted EITF Issue No. 99-20 on April 1, 2001. EITF Issue 99-20 governs the method of recognizing interest income and impairment on asset-backed investment securities.  EITF Issue No. 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets.  Pursuant to EITF Issue No. 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized.  The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of EITF Issue No. 99-20 on April 1, 2001 decreased net income by $6.5 million with a related increase to accumulated other comprehensive income of $1.8 million.

In September 2001, the EITF discussed Issue No. 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001" which gives accounting guidance and recommended disclosures.  Following this guidance, the Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there were no material claims exposure to the Company.  The national tragedy of September 11, 2001 has also had an adverse impact on the airline, hotel and hospitality businesses.  The Company has investments associated with these industries.  As of December 31, 2002, the Company recorded a $4.5 million write-down of its airline industry investments for "other-than-temporary declines" due to the decrease in market value.  The Company will continue to monitor these investments to determine if any further adjustments are necessary.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45")."  FIN 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others.  This interpretation has no impact for Keyport.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

3. Accounting Changes (continued)

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," to improve financial reporting by enterprises involved with variable interest entities.  This interpretation states that if a business enterprise has a controlling financial interest in a variable interest entity, the assets, liabilities, and results of the activities of the variable interest entity should be included in consolidated financial statements with those of the business enterprise.  This interpretation has no impact for Keyport as Keyport does not maintain any involvement with variable interest entities.

In July 2002, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts."  This SOP provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts.  The Company is in the process of evaluating the provisions of this SOP and its impact to the Company's financial position or results of operations.

4. Accounting for Derivatives and Hedging Activities

All derivatives are recognized on the balance sheet at fair value.  On the date the derivative contract is entered into, the Company designates the derivative as either (1) a hedge of the fair value of a recognized asset ("fair value hedge") or (2) utilizes the derivative as an economic hedge ("non-designated derivative").  Changes in the fair value of a derivative that is highly effective and is designated and qualifies as a fair value hedge, along with the loss or gain on the hedged asset attributable to the hedged risk, are recorded in current period operations as a component of net derivative gains.  Changes in the fair value of non-designated derivatives are reported in current period operations as a component of net derivative gains.

The Company issues equity-indexed annuity contracts that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract), is carried at fair value, and is considered a non-designated derivative.

The Company purchases call options and futures on the S&P 500 Index to economically hedge its obligation under the annuity contract to provide returns based upon this index.  The call options and futures are non-designated derivatives.  In addition, the Company utilizes non-designated total return swap agreements to hedge certain contract obligations.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes.  Prior to October 31, 2001, the interest rate swap agreements were designated and qualified as fair value hedges.  The ineffective portion of the fair value hedges, net of related effects on DAC, resulted in a loss of $2.6 million for the ten-month period ended October 31, 2001.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedging transactions.  This process included linking all fair value hedges to specific assets on the balance sheet.  The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values.  When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

4. Accounting for Derivatives and Hedging Activities (continued)

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value and changes in fair value will be reported in operations.  The subsequent fair value changes in the hedged asset will no longer be reported in current period operations.

Effective November 1, 2001, in conformity with SLOC accounting policies, the Company discontinued hedge accounting and classified its interest rate swap agreements as non-designated derivatives.  The Company believes that these derivatives provide economic hedges and the cost of formally documenting the effectiveness of the fair value of the hedged assets in accordance with the provisions of SFAS 133 was not justified.  The decrease in the swap values, net of related effects on the value of business acquired, resulted in a (loss) income of $(113.7) million and $64.9 million for the year ended December 31, 2002 and for the two month period ended December 31, 2001, respectively.  The change in values of the call options, futures, and the embedded derivative, net of related effects on the value of business acquired and DAC, (decreased) increased income by $(9.7) million and $35.1 million for the year ended December 31, 2002 and for the two month period ended December 31, 2001, respectively.

Outstanding derivatives, shown in notional amounts along with their carrying value and fair value, are as follows (in thousands):

Assets /(Liabilities)

Notional Amounts

Carrying Value

 Fair
Value

12/31/2002

12/31/2002

12/31/2002

Interest rate swaps

$3,697,630

(205,569)

(205,569)

Total return swaps

203,018

(164,992)

(164,992)

S&P 500 Index call options

976,759

24,753

24,753

12/31/2001

12/31/2001

12/31/2001

Interest rate swaps

$2,172,526

$ (71,906)

$ (71,906)

Total return swaps

1,035,438

42,171

42,171

S&P 500 Index call options

-

56,125

56,125

The interest rate and total return swap agreements expire in 2003 through 2017.  The S&P 500 call options and futures maturities range from 2003 to 2009.

At December 31, 2002 and 2001, the Company had approximately $96.9 million and $92.5 million, respectively, of unamortized premium in call option contracts.

Fair values for swap and cap agreements are based on current settlement values.  The current settlement values are based on quoted market prices and brokerage quotes, which utilize pricing models or formulas using current assumptions.  Fair values for call options and futures contracts are based on quoted market prices.

There are risks associated with some of the techniques the Company uses to match its assets and liabilities.  The primary risk associated with swap, cap and call option agreements is the risk associated with counterparty nonperformance.  The Company believes that the counterparties to its swap, cap and call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.  Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5.  Investments

Fixed Maturities

The amortized cost, gross unrealized gains and losses, and fair value of fixed-maturity securities are as follows (in thousands):

December 31, 2002

Amortized Cost

Gross Unrealized Gains

Gross Unrealized Losses

Estimated
Fair Value

Fixed-maturity securities:

 Asset Backed and Mortgage Backed Securities

$ 5,158,297

$ 161,843

$ (81,822)

$ 5,238,318

 Foreign Government & Agency Securities

87,846

12,512

(8)

100,350

States & Political Subdivisions

1,649

96

-

1,745

 U.S. Treasury & Agency Securities

589,627

14,842

(981)

603,488

Corporate securities:

Basic Industry

$ 313,960

$ 16,874

$ (56)

$ 330,778

Capital Goods

370,441

25,960

(1,325)

395,076

Communications

787,935

42,982

(10,330)

820,587

Consumer Cyclical

744,063

41,818

(1,727)

784,154

Consumer Noncyclical

429,530

22,489

(3,543)

448,476

 Energy

537,089

27,270

(11,980)

552,379

 Finance

2,920,881

117,824

(21,943)

3,016,762

 Industrial Other

137,885

5,782

(258)

143,409

 Technology

66,294

1,928

(702)

67,520

 Transportation

505,660

23,742

(25,039)

504,363

 Utilities

1,207,575

47,016

(42,812)

1,211,779

Total Corporate

$ 8,021,313

$ 373,685

$ (119,715)

$ 8,275,283

Total fixed maturity securities

$ 13,858,732

$ 562,978

$ (202,526)

$ 14,219,184

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5.  Investments (continued)

December 31, 2001 - Restated

Amortized Cost

Gross Unrealized Gains

Gross Unrealized Losses

Estimated
Fair Value

Fixed-maturity securities:

 Asset Backed and Mortgage Backed Securities

$ 5,068,049

$ 53,350

$ (87,382)

$ 5,034,016

 Foreign Government & Agency Securities

306,578

15,191

(4,588)

317,182

States & Political Subdivisions

2,099

25

-

2,124

 U.S. Treasury & Agency Securities

339,476

540

(6,113)

333,903

Corporate securities:

Basic Industry

$ 294,373

$ 3,704

$ (8,531)

$ 289,546

Capital Goods

346,352

9,556

(2,347)

353,561

Communications

854,824

11,438

(10,674)

855,588

Consumer Cyclical

679,878

3,074

(4,487)

678,465

Consumer Noncyclical

513,491

7,572

(5,493)

515,570

 Energy

467,518

1,943

(6,650)

462,811

 Finance

1,987,366

12,127

(25,175)

1,974,318

 Industrial Other

102,023

2,271

(1,868)

102,426

 Technology

67,988

887

(1,874)

67,001

 Transportation

426,033

6,703

(8,080)

424,656

 Utilities

710,522

2,259

(15,181)

697,600

Total Corporate

$ 6,450,368

$ 61,534

$ (90,360)

$ 6,421,542

Total fixed maturity securities

$ 12,166,570

$ 130,640

$ (188,443)

$ 12,108,767

At December 31, 2002 and 2001, net unrealized (losses) gains on equity securities and investments in separate accounts aggregated $(1.5) million and $4.7 million, respectively.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2002.  At December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

At December 31, 2002 and 2001, $595.9 million and $1.2 billion of fixed maturities were below investment grade, respectively.

Contractual Maturities

The amortized cost and fair value of fixed maturities by contractual maturity as of December 31, 2002 are as follows (in thousands):

Amortized Cost

Fair Value

Due in one year or less

$ 631,206

$ 635,956

Due after one year through five years

3,935,454

4,054,445

Due after five years through ten years

2,791,680

2,899,022

Due after ten years

1,342,094

1,391,443

8,700,734

8,980,866

Mortgage and asset-backed securities

5,158,298

5,238,318

$ 13,858,732

$ 14,219,184

Actual maturities may differ as borrowers may have the right to call or prepay obligations.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments (continued)

Mortgage loans

The Company invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. The carrying value of mortgage loans was $169.6 million and $31.1 million at December 31, 2002 and 2001, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management's judgement, the mortgage loan's value has been impaired, appropriate losses are recorded.   The company had no restructured or impaired mortgage loans at December 31, 2002 and 2001, respectively.  The allowances for losses at December 31, 2002 were $81,000.

Mortgage loans comprise the following property types and geographic regions at December 31 (in thousands):

Property Type:

2002

2001 - Restated

Office building

$ 66,167

$ 6,508

Residential

3,353

7,931

Retail

44,189

9,865

Industrial/warehouse

40,690

3,600

Other

15,249

3,220

Valuation allowance

(81)

-

Total

$ 169,567

$ 31,124

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5. Investments (continued)

Geographic region:

2002 -

2001 - Restated

Arizona

$ 2,434

$ 2,524

California

10,981

1,959

Delaware

8,944

-

Florida

7,949

4,206

Georgia

6,945

1,060

Indiana

1,836

1,894

Kentucky

8,018

-

Louisiana

4,551

-

Maryland

4,774

3,301

Massachusetts

9,417

-

Michigan

5,875

549

New York

25,047

4,128

North Carolina

12,838

473

Ohio

11,479

2,736

Pennsylvania

17,835

1,986

Tennessee

3,177

90

Texas

7,347

668

Utah

1,980

1,538

Virginia

1,160

1,200

Washington

8,637

1,610

Other

8,424

1,202

Valuation allowance

(81)

-

Total

$ 169,567

$ 31,124

At December 31, 2002, scheduled mortgage loan maturities were as follows (in thousands):

2003

$ -

2004

3,792

2005

2,538

2006

-

2007

31,252

Thereafter

131,985

Total

$ 169,567

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future.  The outstanding commitments for these mortgages amount to $80.1 million and $0.5 million at December 31, 2002 and 2001, respectively.  The fair value of the outstanding commitments is not material to the Company.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

5.  Investments (continued)

Net Investment Income

Net investment income is summarized as follows (in thousands):

2 months

Year Ended December 31,

ended 12/31/2001

10 months ended

Year Ended December 31,

2002

Restated

10/31/2001

2000

Fixed maturities

$ 802,328

$ 146,509

$ 678,035

$ 807,884

Mortgage loans

7,070

466

788

972

Other invested assets

(35,325)

(4,059)

33,485

84,745

Policy loans

36,648

5,758

30,701

36,985

Equity securities

484

797

9,651

276

Cash and cash equivalents

1,607

385

917

27,368

Gross investment income

812,812

149,586

753,577

958,230

Investment expenses

(10,515)

(3,253)

(17,936)

(21,014)

Amortization of options and interest rate caps

-

-

-

(80,408)

Net investment income

$ 802,297

$ 146,603

$ 735,641

$ 856,808

As of December 31, 2002 and 2001, the carrying value of non-income-producing fixed-maturity investments was $0.5 million and $81.8 million, respectively.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) are summarized as follows (in thousands):

2 months

Year Ended December 31,

Ended 12/31/2001

10 months ended

Year Ended December 31,

2002

Restated

10/31/2001

2000

Fixed maturities available for sale:

Gross gains

$ 135,821

$ 12,722

$ 19,374

$ 35,430

Gross losses

(128,637)

(9,821)

(7,510)

(70,474)

Other-than-temporary declines in value

(66,838)

-

(42,800)

(16,731)

(56,654)

2,901

(30,936)

(51,775)

Equity securities

2,378

-

1,665

-

Investments in separate accounts

-

-

-

4,386

Other invested assets

8,815

-

-

1,497

Gross realized investment (losses) gains

(48,461)

2,901

(29,271)

(45,892)

Amortization adjustments of deferred policy

acquisition costs and value of business acquired

7,313

(678)

6,481

10,096

Net realized investment (losses) gains

$ (41,148)

$ 2,223

$ (22,790)

$(35,796)

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

6.  Reinsurance

The Company's subsidiary, SLNY, has an agreement with SLOC whereby SLOC reinsures the mortality risks of the group life insurance contracts.  Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.  The agreement provides that SLOC will reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows (in thousands):

Year ended December 31,

2 months ended

10 months ended

Year ended December 31,

2002

12/31/2001

10/31/2001

2000

Insurance premiums:

Direct

$ 25,900

$ 4,597

-

-

Ceded - Affiliated

4,133

280

-

-

Ceded - Non-affiliated

1,482

261

-

-

Net Premiums

$ 20,285

$ 4,056

-

-

Insurance and other individual policy benefits, and claims:

Direct

$ 19,644

$ 3,501

-

-

Ceded - Affiliated

2,858

1,227

-

-

Ceded - Non-affiliated

358

66

-

-

Net policy benefits and claims

$ 16,428

$ 2,208

-

-

SLNY is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim.  Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, SLNY evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

7.  Income Taxes

Income tax expense (benefit) is summarized as follows (in thousands):

 Year ended
December 31,

2 months ended Restated

10 months ended

 Year ended
December 31,

2002

12/31/2001

10/31/2001

2000

Current

$ (45,827)

$ (2,359)

$ 89,493

$ 96,219

Deferred

34,802

49,587

(53,128)

(29,667)

Valuation allowance

-

-

(9,730)

(9,424)

$ (11,025)

$ 47,228

$ 26,635

$ 57,128

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

7.   Income Taxes (continued)

A reconciliation of income tax expense, with the expected federal income tax expense computed at the applicable federal income tax rate of 35%, is as follows (in thousands):

Year ended December 31,

2 months ended Restated

10 months ended

Year ended December 31,

2002

12/31/2001

10/31/2001

2000

Expected income tax expense

$ (10,103)

$ 47,224

$36,483

$69,899

Increase (decrease) in income taxes resulting from:

Nontaxable investment income

(1,622)

(195)

(1,002)

(2,704)

Amortization of goodwill

-

-

366

440

Change in valuation allowance

-

-

(9,730)

(9,424)

Other, net

700

199

518

(1,083)

Income tax expense

$ (11,025)

$ 47,228

$26,635

$57,128

The components of deferred income tax assets are as follows (in thousands):

December 31,

2002

2001 Restated

Deferred tax assets:

Policy liabilities

$ 33,104

$ 65,433

Deferred policy acquisition costs

53,319

100,559

Investments, net

-

20,142

Other

35,293

-

Total deferred tax assets

121,716

186,134

Deferred tax liabilities:

Investments, net

45,704

-

Other

-

4,959

Total deferred tax liabilities

45,704

4,959

Net deferred tax asset

$ 76,012

$181,175

Income taxes paid were $9.9 million, $64.0 million and $51.5 million for the year ended December 31, 2002, the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively.

As part of the Stock Purchase Agreement between SLF and LFC, LFC was obligated to reimburse the Company for any federal, state or local taxes arising from certain tax elections under Section 338(h) of the Internal Revenue Code of 1986.  LFC had given notice to the Company of certain objections it had with the calculation of these taxes.  The amount in dispute was approximately $27 million.  This dispute has been resolved and the recoverable amount was not adjusted.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

8.  Retirement Plans

As a result of the acquisition of the Company by SLF Holdings, the LFC Pension Plan was terminated effective November 1, 2001. Effective January 2002, essentially all United States employees of the Company became employees of Sun Life Assurance Company of Canada (U.S.) ("SLUS").  The employees of the Company were eligible to participate in a plan sponsored by SLUS when they achieved 1,000 hours of service.  The gain or loss on the termination of the Plan did not have any effect on the Company's financial statements as LFC was responsible for such gain or loss.

Prior to the acquisition by SLF Holdings, the Company's employees and certain employees of LFC were eligible to participate in the LFC Pension Plan (the "Plan").  It was the Company's practice to fund amounts for the Plan sufficient to meet the minimum requirements of the Employee Retirement Income Security Act of 1974.  Additional amounts were contributed from time to time when deemed appropriate by the Company.  Under the Plan, all employees were vested after five years of service.  Benefits were based on years of service, the employee's average pay for the highest five consecutive years during the last ten years of employment and the employee's estimated social security retirement benefit.  The Company also had an unfunded nonqualified Supplemental Pension Plan ("Supplemental Plan") collectively with the Plan (the "Plans") to replace benefits lost due to limits imposed on Plan benefits under the Internal Revenue Code.  Plan assets consisted principally of investments in certain mutual funds sponsored by an affiliated company.

Pension cost related to the LFC Pension Plan is as follows (in thousands):

 10 months
ended

Year Ended December 31,

10/31/2001

2000

Pension cost consists of:

Service cost benefits earned during the period

$ 706

$ 734

Interest cost on projected benefit obligation

1,046

1,184

Expected return on Plan assets

(719)

(829)

Net amortization and deferred amounts

11

18

Total net periodic pension cost

$ 1,044

$ 1,107

The assumptions used to develop the accrued pension obligation and pension cost are as follows:

2001

2000

Discount rate

7.75%

7.75%

Rate of increase in compensation level

4.50

4.50

Expected long-term rate of return on assets

9.00

9.00

The Company provides various other funded and unfunded defined contribution plans, which include savings and investment plans and supplemental savings plans (under LFC through October 31, 2001 and SLOC thereafter).  Expenses related to these defined contribution plans totaled $0.8 million, and $0.9 million for the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

9.  Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments.  The aggregate fair-value amounts presented herein do not necessarily represent the underlying value of the Company, and, accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair-value information presented herein.

The following methods and assumptions were used by the Company in determining estimated fair value of financial instruments:

Fixed maturities and equity securities: Fair values for fixed-maturity securities are based on quoted market prices, where available.  For fixed maturities not actively traded, the fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the securities.  The fair values for equity securities are based on quoted market prices.

Mortgage loans: The fair value of mortgage loans is determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Policy loans: The carrying value of policy loans approximates fair value.

Other invested assets: The carrying value of private equity limited partnerships and all other assets classified as other invested assets in the accompanying consolidated balance sheet approximate their fair value.  Fair values for call options are based on market prices quoted by the counterparty to the respective call option contract.

Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which includes surrender charges.

Policy liabilities: Deferred annuity contracts are assigned fair value equal to current net surrender value.  Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

9.  Fair Value of Financial Instruments (continued)

The fair values and carrying values of the Company's financial instruments are as follows (in thousands):

December 31,

December 31,

2002

2001

Restated

 Carrying
Value

 Fair
Value

 Carrying
Value

 Fair
Value

Assets:

Fixed-maturity securities

$14,219,184

$14,219,184

$ 12,108,767

$ 12,108,767

Equity securities

1,127

1,127

39,658

39,658

Mortgage loans

169,567

188,922

31,124

33,388

Policy loans

642,712

642,712

636,351

636,351

Other invested assets

280,465

280,465

521,259

521,259

Short term investments

6,390

6,390

17,758

17,758

Cash and cash equivalents

448,446

448,446

2,117,200

2,117,200

Separate accounts

2,334,755

2,334,755

2,995,094

2,995,094

Liabilities:

Policy liabilities

14,434,364

14,366,270

13,710,558

13,266,681

Separate accounts

2,317,611

2,317,611

2,966,820

2,966,820

10.  Quarterly Financial Data (Unaudited)

The following is a tabulation of the unaudited quarterly results of operations (in thousands).  The balances have been adjusted to reflect the merger of SLNY with Keyport at November 1, 2001.

2002 Quarters

March 31 Restated

June 30 Restated

 September 30
Restated

December 31

Net investment income, including

distributions from private equity

limited partnerships

$ 211,852

$ 206,664

$ 193,016

$ 190,765

Interest credited to policyholders

142,734

138,182

140,289

154,280

Investment spread

69,118

68,482

52,727

36,485

Premiums

5,677

5,268

3,611

5,729

Net realized investment (losses) gains

7,471

(24,584)

16,465

(40,500)

Net derivative income (losses)

9,941

(70,640)

(110,871)

48,144

Net change in unrealized and

undistributed gains (losses) in private

equity limited partnerships

(21,247)

10,993

12,498

(9,835)

Fee income

17,010

16,899

14,998

17,725

Pretax income (loss) before

minority interest and cumulative

effect of accounting changes

49,396

(32,922)

(62,612)

17,276

Net (loss) income

32,108

(21,399)

(40,937)

14,003

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

10.  Quarterly Financial Data (Unaudited) (continued)

2001 periods

2 Months ended

2001 Quarters

Month ended

December 31

March 31

June 30

September 30

October 31

Restated

Net investment income, including

distributions from private equity

limited partnerships

$ 234,919

$ 235,766

$ 195,391

$ 69,565

$ 146,603

Interest credited to policyholders

148,494

153,361

148,099

48,714

107,315

Investment spread

86,425

82,405

47,292

20,851

39,288

Premiums

Net realized investment (losses)

-

-

-

-

4,057

gains

(14,372)

(3,421)

(14,021)

9,024

2,223

Net derivative income (losses)

(3,823)

8,526

(6,537)

2,280

99,972

Net change in unrealized and

undistributed gains (losses) in

private equity limited

partnerships

2,656

(17,261)

(2,483)

-

-

Fee income

18,448

19,850

17,795

7,736

12,040

Pretax income (loss) before

minority interest and cumulative

effect of accounting changes

38,179

41,964

(977)

25,071

134,930

Net (loss) income

(23,877)

21,241

1,469

17,922

86,893

11.  Statutory Information

The Company's primary insurance company, Keyport Life Insurance Company, is domiciled in the State of Rhode Island and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Rhode Island Insurance Department.  Statutory surplus and capital and statutory net (loss) income differ from stockholder's equity and net income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions and income tax expense reflects only taxes paid or currently payable.  The Company's statutory surplus and net (loss) are as follows (in thousands):

Year ended December 31,

2002

2001

2000

Statutory surplus and capital

$ 533,613

$ 571,051

$ 805,235

Statutory net (loss)

(89,926)

(136,238)

(5,877)

Effective January 1, 2001, the State of Rhode Island required that insurance companies domiciled in the State of Rhode Island prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Commissioner of Insurance of the State of Rhode Island.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

11.  Statutory Information (continued)

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles for statutory purposes.  As a result of these changes, the Company reported an adjustment on a statutory basis that decreased unassigned surplus by $17.4 million as of January 1, 2001, which was primarily due to deferred tax assets and liabilities established as of that date.

The Company's ability to pay dividends is subject to certain restrictions.  Current Rhode Island insurance law permits the payment of dividends or distributions from the Company to its parent, which, together with dividends and distributions paid during the preceding 12 months, do not exceed the lesser of (i) 10% of statutory surplus as of the preceding December 31 or (ii) the net gain from operations for the preceding fiscal year. Any proposed dividend in excess of this amount is called an "extraordinary dividend" and may not be paid until it is approved by the Commissioner of Insurance of the State of Rhode Island.  The Company paid $0.1 million and $10.0 million in dividends to LFC in 2001 and 2000, respectively.  In connection with the SLOC acquisition, the Company will not be allowed to make any dividend payments for a period of 18 months (May 1, 2003) without the prior approval of the Rhode Island Insurance Department.  Subsequent to the 18 month period, the amounts of dividends that the Company will be able to pay will be based upon current Rhode Island insurance law.

12.  Transactions with Affiliated Companies

The Company reimbursed SLOC and LFC (prior to November 1, 2001) and certain affiliates for expenses incurred on its behalf for the years ended December 31, 2002 and 2000 and for the ten-month period ended October 31, 2001.  These reimbursements included corporate, general and administrative expenses, corporate overhead, such as executive and legal support, employee benefits, and investment management services.  The total amounts reimbursed were $66.1 million, $6.1 million, and $7.5 million for the year ended December 31, 2002, the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively.  In addition, certain affiliated companies distribute the Company's products and were paid $84.2 million, $47.1 million and $39.4 million by the Company for the year ended December 31, 2002, the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively.

On July 25, 2002, the Company issued a $380,000,000 promissory note at 5.76% to an affiliate, Sun Life (Hungary) Group Financing Limited Liability Company, which matures on June 30, 2012.  The Company will pay interest semi-annually beginning December 31, 2002.  The proceeds of the note were used to purchase fixed rate corporate and government bonds.

On December 31, 2002, Keyport Benefit Life Insurance Company ("KBL"), a wholly owned subsidiary of the Company, merged with and into Sun Life Insurance and Annuity Company of New York ("SLNY"), an affiliate.  Keyport and its subsidiaries, including KBL, were purchased on October 31, 2001 by Sun Life of Canada (U.S.) Holding, Inc., an upstream parent of SLNY.  On December 31, 2002, prior to the completion of the merger, the Company contributed capital in the amount of $30.15 million to KBL.  Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), the parent of SLNY, contributed capital totaling $14.85 million to SLNY.  These contributions were approved by the respective boards of directors in anticipation of the merger transaction.  As a result of the merger, Sun Life (U.S.) continued to hold 2,000 shares of SLNY's common stock; however, the par value of the common stock was converted to $350 per share.  In exchange for its investment in KBL, SLNY issued the Company 4,001 shares of its common stock valued at $350 per share.  As a result of the share issuance and changes in par value, Sun Life (U.S.) ownership percentage of SLNY became 33%, with the Company holding the remaining 67%.

There were no material related party transactions during the two months ended December 31, 2001.

KEYPORT LIFE INSURANCE COMPANY

Notes to Consolidated Financial Statements

(in thousands)

13.  Commitments and Contingencies

Leases

The Company leases data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2007.  Rental expense amounted to $5.7 million, $7.1 million, and $6.5 million for the year ended December 31, 2002, the ten-month period ended October 31, 2001 and the year ended December 31, 2000, respectively.  The following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year at December 31, 2002 (in thousands):

2003

$ 5,267

2004

5,220

2005

5,080

2006

5,146

2007

4,769

Thereafter

1,241

$ 26,723

Legal Matters

The Company is involved at various times in litigation common to its business. In the opinion of management, provisions made for potential losses are adequate, and the resolution of any such litigation is not expected to have a material adverse effect on the Company's financial condition or its results of operations.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Investments

The Company has extended commitments to fund additional investments in private equity limited partnerships of $145.2 million.


PART C

Item 24. Financial Statements and Exhibits


(a)

Financial Statements:

Included in Part B:

Keyport Variable Account A:

Statement of Assets and Liabilities - December 31, 2003

Statement of Operations for the years ended December 31, 2003 and 2002

Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002

Notes to Financial Statements

Sun Life Assurance Company of Canada (U.S.):

Consolidated Statement of Income, Years Ended December 31, 2003, 2002 and 2001;

Consolidated Balance Sheets, December 31, 2003 and 2002;

Consolidated Statements of Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001;

Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2003, 2002 and 2001;

Consolidated Statements of Cash Flows, Years Ended December 31, 2003, 2002 and 2001;

Notes to Consolidated Financial Statement; and

Independent Auditors' Report.

Pro Forma Financial Information:

Unaudited Pro Forma Balance Sheet of Sun Life Assurance Company of Canada (U.S.) for the year ended December

Unaudited Pro Forma Statement of Income of Sun Life Assurance Company of Canada (U.S.) for the year ended December 31, 2003

Unaudited Pro Forma Balance Sheet of Sun Life Assurance Company of Canada (U.S.) for the year ended September 30, 2003r

Unaudited Pro Forma Statement of Income of Sun Life Assurance Company of Canada (U.S.) for the year ended September 30, 2003


Keyport Life Insurance Company:

Consolidated Balance Sheet - December 31, 2002 and 2001

Consolidated Income Statement for the year ended December 31, 2002 for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Consolidated Statement of Stockholder's Equity for the year ended December 31, 2002 for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Consolidated Statement of Cash Flows for the year ended December 31, 2002 for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Notes to Consolidated Financial Statements

(b)

Exhibits:

#

(1)

Amended and Restated Resolution of the Board of Directors establishing Keyport Variable Account A

(2)

Not applicable

+

(3)(a)

Marketing Services Agreement by and between Sun LIfe Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, inc. and Clarendon Insurance Agency, Inc.

+

(3)(b)

Specimen Sales Operations and General Agent Agreement

**

(4)(a)

Specimen Variable Annuity Contract

*

(4)(b)

Specimen Individual Retirement Annuity Endorsement


###

(4)(c)

Specimen Name Change Endorsement


**

(5)

Specimen Application for a Variable Annuity Contract

++

(6)(a)

Articles of Incorporation of Sun Life Assurance Company of Canada (U.S.)


++

(6)(b)

By-Laws, as amended March 19, 2004, of Sun Life Assurance Company of Canada (U.S.)


(7)

Not applicable

##

(8)

Participation Agreement Among Rydex Variable Trust, Rydex Distributors, Inc. and Sun Life Assurance Company of Canada (U.S.)


@@

(8)(a)

Amendment to Participation Agreement

###

(9)

Opinion and Consent of Counsel


(10)

Consents of Independent Auditors (Filed herewith)

(11)

Not applicable

(12)

Not applicable

#

(13)

Chart of Affiliations


@

(14)(a)

Powers of Attorney

@

(14)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures


*

Incorporated by reference to the Registration Statement (File No. 333-84701) filed on or about August 6, 1999.

**

Incorporated by reference to the Registration Statement (File No. 333-92947) filed on or about December 17, 1999.

+

Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4 (File No. 333-37907) filed on or about January 16, 1998.


++

Incorporated by reference to the Depositor's Annual Report on Form 10-K (File No. 333-82824) filed on or about March 29, 2004.

#

Incorporated by reference to the Registration Statement on Form N-4 (Filed No. 333-114136 filed on or about April 1, 2004.


##

Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4 (File No. 333-82957) filed on or about July 27, 2001.


###

Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-111647) filed on or about December 31, 2003.

@

Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506) filed on or about February 5, 2004.

@@

Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-114132) filed on or about April 1, 2004.


Item 25. Directors and Officers of the Depositor.

Name and Principal

Positions and Offices

Business Address

With Depositor

James C. Baillie

Director

Torys LLP

Suite 300, Maritime Life Tower

Toronto, Ontario Canada MSK 1N2

Paul W. Derksen

Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

David D. Horn

Director

257 Lake Street

P.O. Box 24

New Vineyard, ME 04956

C. James Prieur

Chairman and Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

S. Caesar Raboy

Director

220 Boylston Street

Boston, MA 02110

Robert C. Salipante

President and Director

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, MA 02481

David K. Stevenson

Director

359 Grove Street

Needham, MA 02492

Donald A. Stewart

Director

Sun Life Assurance Company of Canada

150 King Street West

Toronto, Ontario Canada M5H 1J9

William W. Stinson

Director

1001 13th Avenue S.W.

Calgary, Alberta Canada T2R 0L5

Claude A. Accum

Vice President and Chief Actuary

One Sun Life Executive Park

Wellesley Hills, MA 02481

James M.A. Anderson

Vice President, Investments

One Sun Life Executive Park

Wellesley Hills, MA 02481

Nancy L. Conlin

Vice President and Chief Counsel

One Sun Life Executive Park

Wellesley Hills, MA 02481

Gary Corsi

Vice President and Chief Financial Officer

One Sun Life Executive Park

Wellesley Hills, MA 02481

Mark W. DeTora

Vice President, Individual Insurance

One Sun Life Executive Park

Wellesley Hills, MA 02481

Ellen B. King

Assistant Vice President and Senior Counsel and

One Sun Life Executive Park

Secretary

Wellesley Hills, MA 02481

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James R. Smith

Vice President and Chief Information Officer

One Sun Life Executive Park

Wellesley Hills, MA 02481

Janet V. Whitehouse

Vice President, Human Resources and

One Sun Life Executive Park

Administrative Services

Wellesley Hills, MA 02481

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada.

None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.)

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The chart for the affiliations of the Depositor is incorporated by reference to the Registration Statement on Form N-4 (File No. 333-114126) filed on or about April 1, 2004.

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Item 27. Number of Contract Owners.

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As of Feburary 27, 2004, there were 221 qualified contract owners and 188 non-qualified contract owners.

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Item 28. Indemnification.

    Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Sun Life (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer,  or controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

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     Clarendon Insurance Agency, Inc. (Clarendon) is principal underwriter of the variable annuity and variable life insurance contracts. Clarendon is the principal underwriter for Keyport Variable Account A of Sun Life Assurance Company of Canada (U.S.). Clarendon is also principal underwriter for the KMA Variable Account, Variable Account C, Variable Account D, Variable Account F, and Keyport Variable Account I of Sun Life Assurance Company of Canada (U.S.); and for the KBL Variable Account A, KBL Variable Annuity Account, Variable Account A, Variable Account B and Variable Account C of Sun Life Insurance and Annuity Company of New York. Clarendon receives no compensation for its services.

The directors and officers of Clarendon Insurance Agency, Inc. are:

 Name and Principal
Business Address*

 Positions and Officers
with Underwriter

Imants Saksons

President

James M.A. Anderson

Director

Gary Corsi

Director

Ellen B. King

Clerk

George E. Maden

Vice President & Chief Compliance Officer

John E. Coleman

Vice President

Nancy C. Atherton

Assistant Vice President and Tax Officer

Jane F. Jette

Financial/Operations Principal and Treasurer

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

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Item 30. Location of Accounts and Records.

     Sun Life Assurance Company of Canada (U.S.), 112 Worcester Street, Wellesley Hills 02481.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or equivalent electronic method; and

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

     Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.  Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Wellesley Hills and Commonwealth of Massachusetts, on this 14th day of April, 2004.

Keyport Variable Account A

(Registrant)

BY:

Sun Life Assurance Company of Canada (U.S.)

(Depositor)

BY:

/s/ Robert C. Salipante*

Robert C. Salipante

President

*By:

/s/ Edward M. Shea

Edward M. Shea

Assistant Vice President

and Senior Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James C. Baillie*

/s/ Robert C. Salipante*

April 14, 2004

James C. Baillie

Robert C. Salipante

Date

Director

President

(Principal Executive Officer)

/s/ Paul W. Derksen*

/s/ Gary Corsi*

Paul W. Derksen

Gary Corsi

April 14, 2004

Director

Vice President and Chief Financial Officer

Date

(Principal Financial and Accounting Officer)

/s/ David D. Horn*

David D. Horn

Director

/s/ James A. McNulty, III*

James A. McNulty, III

Director

/s/ C. James Prieur*

C. James Prieur

Director

/s/ S. Caesar Raboy*

S. Caesar Raboy

Director

/s/ Robert C. Salipante*

Robert C. Salipante

Director

/s/ David K. Stevenson*

David K Stevenson

Director

/s/ Donald A. Stewart*

Donald A. Stewart

Director

/s/ William W. Stinson*

William W. Stinson

Director

*BY:

/s/ Edward M. Shea

April 14, 2004

Edward M. Shea

Date

Attorney-in-Fact

*  Edward M. Shea has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-112506) filed on or about February 5, 2004.

Exhibit Index

Item

10

Consents of Independent Auditors

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